                       GENERAL AMERICAN CAPITAL COMPANY



                                                        August 2001

Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report for General American Capital Company, covering financial results through June 30, 2001. General American Capital Company is an underlying investment vehicle for variable universal life insurance and variable annuity products offered by General American Life Insurance Company and other affiliated insurance companies.

This report contains financial data and management commentary organized by fund so that you can see each fund's total picture in one place.

We hope you find this report informative. Thank you for choosing our investment funds.



                                                    /s/ Matthew P. McCauley

                                                        Matthew P. McCauley
                                                        President

              GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 MANAGEMENT DISCUSSION

 For the six months ended June 30, the S & P 500 Index Fund lost 6.67%. The S&P 500 Index was down 6.70%. Lower corporate profits and weak economic data drove stock valuations down over 11% during the first 3 months, then gained back about 5% in the second quarter. On a 5-year basis, the Fund returned 14.62% versus 14.48% for the Index. YTD, the best performing sectors have been Consumer Cyclicals, Basic Materials, and Transportation. The worst performing sectors were Health Care, Technology, and Utilities. Small (S&P
 600) and Mid (S&P 400) capitalization Indices both outperformed the S&P 500 Index.

 GROWTH OF A $10,000 INVESTMENT

                          [GRAPH--S & P 500 INDEX FUND]

                                    S & P 500       S&P 500
                                    Index Fund       Index
                     12/31/90       10,000.00      10,000.00
                     06/30/91       10,000.00      11,432.70
                     12/31/91       11,370.30      13,056.94
                     06/30/92       11,293.99      12,974.55
                     12/31/92       12,217.12      14,060.78
                     06/30/93       12,815.24      14,737.53
                     12/31/93       13,418.63      15,465.86
                     06/30/94       12,944.79      14,934.92
                     12/31/94       13,573.34      15,664.79
                     06/30/95       16,270.44      18,822.03
                     12/31/95       18,574.82      21,531.84
                     06/30/96       20,450.06      23,726.80
                     12/31/96       22,827.00      26,500.46
                     06/30/97       27,488.77      31,926.96
                     12/31/97       30,314.62      35,308.34
                     06/30/98       35,603.35      41,567.45
                     12/31/98       38,849.40      45,402.46
                     06/30/99       43,609.17      51,024.65
                     12/31/99       46,841.51      61,762.79
                     06/30/00       46,737.27      61,500.30
                     12/31/00       42,789.97      55,900.70
                     06/30/01       39,907.22      52,157.03



 ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001            PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

         Average Annual Returns*                 (14.61%)       14.31%        14.84%         12.71%

         * Net of charges


 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

               Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common Stocks                         $601,151,024
     Short term securities                    1,755,000
                                           ------------
       Total investments                    602,906,024
   Dividends receivable                         513,013
                                           ------------
       Total assets                         603,419,037
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      50,030
   Payable to General American Life
    Insurance Company                            25,960
   Payable to Bank of New York                   70,629
                                           ------------
       Total liabilities                        146,619
                                           ------------
         Total net assets                  $603,272,418
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                         $646,065,189
   Accumulated undistributed net
    investment income                         3,349,513
   Accumulated undistributed net realized
    gain on investments                      33,160,258
   Accumulated net unrealized
    depreciation on investments             (79,302,542)
                                           ------------
       Net assets                          $603,272,418
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                11,632,206

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      51.86

 TOTAL AMORTIZED COST OF INVESTMENTS       $462,293,767

STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Dividends                               $  3,740,178
   Interest                                      57,411
                                           ------------
     Total investment income                  3,797,589
                                           ------------
 EXPENSES:
   Investment management charge                 294,917
   Administrative charge                        153,159
                                           ------------
     Total expenses                             448,076
                                           ------------
       Net investment income                  3,349,513
                                           ------------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments          33,160,258
                                           ------------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments       (79,302,542)
                                           ------------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                               $(42,792,771)
                                           ============


STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                   2001*                    2000
                                                               -------------            ------------
 Operations:
     Net investment income                                     $  3,349,513             $  7,266,702
     Net realized gain                                           33,160,258              142,846,271
     Net unrealized loss                                        (79,302,542)            (217,967,785)
                                                               ------------             ------------
         Net decrease in net assets from operations             (42,792,771)             (67,854,812)
     Capital share transactions                                 (43,418,253)            (141,350,453)
                                                               ------------             ------------
         Net decrease in net assets                             (86,211,024)            (209,205,265)
     Net assets, beginning of year                              689,483,442              898,688,707
                                                               ------------             ------------
 Net assets, end of period                                     $603,272,418             $689,483,442
                                                               ============             ============

 * Unaudited

 See accompanying notes to the financial statements.

                                    3

          GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND*

 FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30                        YEAR ENDED DECEMBER 31
                                                     ----------       -----------------------------------------------------
                                                       2001**           2000           1999           1998           1997
                                                     ----------       --------       --------       --------       --------
 Net asset value, beginning of year (1)               $  55.61        $  60.87       $  50.49       $  39.40       $  29.67
                                                      --------        --------       --------       --------       --------
 Income from operations:
 Net investment income                                    0.29            0.55           0.54           0.53           0.52
 Net realized and unrealized gain (loss) on
   investments                                           (4.04)          (5.81)          9.84          10.56           9.21
                                                      --------        --------       --------       --------       --------
 Net increase (decrease) in asset value per
   share                                                 (3.75)          (5.26)         10.38          11.09           9.73
                                                      --------        --------       --------       --------       --------
 Net asset value, end of period                          51.86           55.61       $  60.87       $  50.49       $  39.40
                                                      ========        ========       ========       ========       ========

 Total return (2)                                       (6.74%)         (8.65%)        20.57%         28.15%         32.80%

 Net assets, end of period (in thousands)             $603,272        $689,483       $898,689       $700,489       $501,577
 Ratio of expenses to average net assets (3)(4)          0.14%           0.26%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
   assets (3)                                            1.08%           0.92%          0.99%          1.21%          1.48%
 Portfolio turnover rate                                 5.42%          14.31%         13.46%         13.14%         12.61%


                                                                             YEAR ENDED DECEMBER 31
                                                     ----------------------------------------------------------------------
                                                        1996            1995           1994           1993           1992
                                                     ----------       --------       --------       --------       --------
 Net asset value, beginning of year (1)               $  24.14        $  17.64       $  17.44       $  15.88       $  14.78
                                                      --------        --------       --------       --------       --------
 Income from operations:
 Net investment income                                    0.53            0.46           0.44           0.41           0.39
 Net realized and unrealized gain (loss) on
   investments                                            5.00            6.04          (0.24)          1.15           0.71
                                                      --------        --------       --------       --------       --------
 Net increase in asset value per share                    5.53            6.50           0.20           1.56           1.10
                                                      --------        --------       --------       --------       --------
 Net asset value, end of year                         $  29.67        $  24.14       $  17.64       $  17.44       $  15.88
                                                      ========        ========       ========       ========       ========

 Total return (2)                                       22.89%          36.85%          1.15%          9.83%          7.45%

 Net assets, end of year (in thousands)               $340,201        $247,313       $169,303       $161,761       $123,458
 Ratio of expenses to average net assets (3)             0.30%           0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
   assets (3)                                            1.97%           2.19%          2.50%          2.47%          2.67%
 Portfolio turnover rate                                 8.93%           4.75%          7.38%          2.56%          4.38%

 Notes:
 (1) Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.
 (4) On September 20, 2000, the shareholders of the Fund approved a change in the fees paid to the advisor. The advisory fee was reduced from 0.25 percent to a graduated fee of 0.10 percent for the first $500 million of assets, 0.08 percent for the next $250 million, and 0.05 above $750 million.

  * This Fund formerly known as the Equity Index Fund.
 ** Unaudited.

 See accompanying notes to the financial statements.

                                    4

              GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

---------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Aerospace & Military Technology (1.23%)
   Boeing Co.                      47,680    $  2,651,008
   Crane & Co.                      3,250         100,750
   General Dynamics Corp.          12,000         933,720
   B F Goodrich                     5,700         216,486
   Lockheed Martin Corp.           22,606         837,552
   Rockwell International Corp.    10,050         383,106
   Textron Inc.                     7,600         418,304
   United Technologies Corp.       26,200       1,919,412
                                             ------------
                                                7,460,338
                                             ------------
 Air Transport (0.34%)
   AMR Corp.*                       8,300         299,879
   Delta Air Lines Inc.             6,600         290,928
   Fedex Corporation*              15,260         613,452
   Southwest Airlines              40,355         746,164
   US Air Group*                    3,000          72,900
                                             ------------
                                                2,023,323
                                             ------------
 Apparel (0.31%)
   CVS Corp.                       21,000         810,600
   Liz Claiborne Inc.               2,800         141,260
   Nike Inc. Class B               14,700         617,253
   Reebok Intl. Inc.*               2,300          73,485
   VF Corp.                         6,100         221,918
                                             ------------
                                                1,864,516
                                             ------------
 Business Machines (4.40%)
   Analog Devices*                 19,400         839,050
   Apple Computer Inc.*            18,500         430,125
   Compaq Computer Corp.           91,624       1,419,256
   EMC Corp./Mass.*               118,850       3,452,593
   Gateway Inc.                    21,600         355,320
   IBM Corp.                       95,580      10,800,540
   Lexmark International Inc.*      7,000         470,750
   Oracle Corp.*                  304,172       5,779,267
   Palm Inc.                       33,544         203,612
   Pitney Bowes Inc.               13,700         577,044
   Unisys Corp.*                   17,000         250,070
   Veritas Software Corporation*   23,672       1,574,898
   Xerox Corp.                     36,850         352,655
                                             ------------
                                               26,505,180
                                             ------------
 Business Services (8.45%)
   Adobe Systems Inc.              12,400         582,800
   Automatic Data Processing
     Inc.                          34,800       1,729,560
   Avaya Inc.*                     14,935         204,610
   BMC Software Inc.*              13,400         302,036
   Broadvision Inc.*               14,400          72,000
   Cabletron Systems*              10,100         230,785
   Cendant Corp.*                  40,142         782,769
   Cisco Systems Inc.*            400,100       7,281,820

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Business Services (continued)
   Cintas Corp.                     9,100    $    420,875
   Clear Channel Communications*   31,300       1,962,510
   Computer Assoc. Intl.           31,200       1,123,200
   Compuware Corp.*                19,800         277,002
   Concord EFS Inc.*               12,000         624,120
   Convergys Corp.*                 8,500         257,125
   Dell Computers*                141,800       3,679,710
   Deluxe Corp.                     3,300          95,370
   Equifax Inc.                     7,800         286,104
   First Data Corp.                22,200       1,426,350
   Fiserv Inc.*                     6,700         428,666
   IMS Health Inc.                 15,700         447,450
   Intuit Inc.*                    11,300         451,887
   Manor Care Inc.*                 5,500         174,625
   Mercury Interactive Corp.*       4,800         287,520
   Microsoft Corp.*               294,800      21,402,480
   Millipore Corp.                  2,500         154,950
   National Service Inds. Inc.      1,400          31,598
   Novell Inc.*                    16,700          95,023
   Peoplesoft Inc.*                15,300         753,219
   Quintiles Transnational
     Corp.*                         6,200         156,550
   Robert Half International
     Inc.                          10,000         248,900
   Sapient Corp.*                  11,600         113,100
   Siebel Systems Inc.*            24,600       1,153,740
   Sun Microsystems Inc.*         180,500       2,837,460
   Symbol Technologies Inc.        10,900         241,980
   Tellabs*                        21,500         414,520
   Thermo Electron*                 9,700         213,594
                                             ------------
                                               50,946,008
                                             ------------
 Chemicals (2.02%)
   Air Products & Chemicals Inc.   12,500         571,875
   Dow Chemical Co.                52,849       1,757,229
   E I Du Pont De Nemours & Co.    57,117       2,755,324
   Eastman Chemical                 4,075         194,092
   Ecolab, Inc.                     7,000         286,790
   Great Lakes Chemical             2,700          83,295
   Hercules Inc.                    5,800          65,540
   Honeywell International Inc.    42,725       1,494,948
   Novellus Systems Inc.            7,500         425,925
   PPG Industries Inc.              8,400         441,588
   Pharmacia Corp.                 70,629       3,245,403
   Rohm & Haas Co.                 10,971         360,946
   Sigma-Aldrich                    4,100         158,342
   Teredyne*                        9,600         317,760
                                             ------------
                                               12,159,057
                                             ------------
                      (continued)
                                    5

              GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Commercial Banking (8.21%)
   Amsouth Bancorporation          19,450    $    359,631
   BB&T Corp.                      21,400         785,380
   Bank Of America Corp.           89,145       5,351,374
   Bank of New York                40,100       1,924,800
   Banc One Corp.                  63,313       2,266,605
   Citigroup Inc.                 277,367      14,656,072
   Comerica Inc.                    9,400         541,440
   Fifth Third Banc                30,381       1,824,379
   First Union Corp.               53,592       1,872,504
   Huntington Bancshares           12,576         205,618
   J P Morgan Chase & Co.         103,226       4,603,880
   Keycorp                         23,000         599,150
   Mellon Financial Corp.          26,100       1,200,600
   National City Corp.             32,600       1,003,428
   Northern Trust Corporation      13,300         831,250
   PNC Financial Corp.             17,400       1,144,746
   Regions Financial Corp.         12,900         412,800
   Southtrust Corp.                23,000         598,000
   Suntrust Banks Inc.             16,600       1,075,348
   Synovus Financial Corp.         15,200         476,976
   US Bancorp                     104,243       2,375,698
   Union Planters Corp.             7,400         322,640
   Wachovia Corp.                  11,600         825,340
   Wells Fargo & Co.               92,630       4,300,811
                                             ------------
                                               49,558,470
                                             ------------
 Construction (1.19%)
   Centex Corp.                     3,200         130,400
   Home Depot Inc.                126,800       5,902,540
   Masco Corp.                     24,100         601,536
   Pulte Home Corp.                 1,400          59,682
   Stanley Works                    4,600         192,648
   Vulcan Materials Co.             5,400         290,250
                                             ------------
                                                7,177,056
                                             ------------
 Consumer Durables (0.12%)
   American Power Conversion*       9,600         151,200
   Black & Decker Corp.             4,400         173,624
   Maytag Corp.                     4,100         119,966
   Snap-On Inc.                     2,500          60,400
   Whirlpool Corp.                  3,800         237,500
                                             ------------
                                                  742,690
                                             ------------
 Containers (0.08%)
   Newell Rubbermaid Inc.          14,321         359,457
   Pactiv Corp.*                    8,500         113,900
                                             ------------
                                                  473,357
                                             ------------
 Domestic Oil (0.92%)
   Amerada Hess Corp.               5,400         436,320
   Apache                           7,300         370,475

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Domestic Oil (continued)
   Ashland Inc.                     3,700    $    148,370
   Conoco Inc. - Class B           33,600         971,040
   Devon Energy Corporation         6,900         362,250
   Kerr-McGee Corp.                 5,067         335,790
   Kinder Morgan Energy Partners    6,000         301,500
   Nabors Industries Inc.*          8,100         301,320
   Phillips Petroleum Co.          14,000         798,000
   Rowan Companies Inc.*            4,600         101,660
   Sunoco Inc.                      4,600         168,498
   Tosco Corp.                      8,000         352,400
   USX-Marathon Group              16,659         491,607
   Unocal Corp.                    13,000         443,950
                                             ------------
                                                5,583,180
                                             ------------
 Drugs & Medicines (9.43%)
   Abbott Laboratories             84,100       4,037,641
   Allergan Inc.                    7,800         666,900
   American Home Products Corp.    71,800       4,195,992
   Bard C R Inc.                    2,700         153,765
   Bausch & Lomb Inc.               2,900         105,096
   Baxter International            34,800       1,705,200
   Becton Dickinson & Co.          13,100         468,849
   Biogen Inc.*                     7,900         429,444
   Boston Scientific Corp.*        21,700         368,900
   Chiron Corp.*                   10,300         525,300
   Forest Laboratories Inc.*       10,000         710,000
   Guidant Corp.                   16,700         601,200
   The Healthcare Company          29,786       1,346,029
   Healthsouth Corp.*              20,700         330,579
   Humana Inc.*                     9,300          91,605
   Johnson & Johnson              165,340       8,267,000
   King Pharmaceuticals*            9,100         489,125
   Eli Lilly & Co.                 62,600       4,632,400
   Medimmune Inc.*                 10,500         495,600
   Merck & Co. Inc.               126,050       8,055,856
   Pfizer Inc.                    347,600      13,921,380
   St. Jude Medical*                4,800         288,000
   Schering-Plough Corp.           79,100       2,866,584
   Stryker Corp.                   10,000         548,500
   Tenet Healthcare                17,000         877,030
   Watson Pharmaceuticals Inc.*     5,500         339,020
   Wellpoint Health Networks*       3,800         358,112
                                             ------------
                                               56,875,107
                                             ------------
 Electronics (7.00%)
   ADC Telecommunications*         42,000         277,200
   Advanced Micro Devices Inc.*    16,300         470,744

                      (continued)

                                    6

              GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Electronics (continued)
   Agilent Technologies Inc.*      24,323    $    790,498
   Altera Corporation*             20,800         603,200
   Andrew Corp.*                    3,800          70,110
   Applera Corp-Applied
     Biosystems                    12,500         334,375
   Applied Materials Inc.*         43,700       2,145,670
   Applied Micro Circuits Corp.*   15,100         259,720
   Broadcom Corp. - Cl A*          13,200         564,432
   Citrix Systems Inc.*             9,900         345,510
   Conexant Systems Inc.*          13,100         117,245
   Emerson Electric Co.            25,500       1,542,750
   Hewlett-Packard Co.            106,000       3,031,600
   Intel Corp.                    370,600      10,840,050
   Jabil Circuit Inc.*             10,000         308,600
   KLA-Tencor Corp.*               10,100         590,547
   LSI Logic Corp.*                19,600         368,480
   Maxim Integrated Products,
     Inc.*                         17,500         773,675
   Medtronic Inc.                  65,100       2,995,251
   Micron Technology Inc.*         32,600       1,339,860
   Molex Inc.                      10,425         380,825
   Motorola Inc.                  119,106       1,972,395
   Network Appliance Inc.*         16,900         231,530
   Nortel Networks Corp. Holding
     Co.                          173,080       1,573,297
   Parametric Technology Corp.*    14,800         207,052
   Perkinelmer Inc.                 6,000         165,180
   Power-One Inc.*                  4,400          73,216
   Qlogic Corp.*                    5,500         354,475
   Qualcomm Inc.*                  41,800       2,444,464
   Raytheon Co.                    18,300         485,865
   Sanmina Corp.*                  16,400         383,924
   Solectron Corp.*                36,100         660,630
   Texas Instruments Inc.          93,800       2,954,700
   Thomas & Betts Corp.             3,100          68,417
   Vitesse Semiconductor Corp.*    10,300         216,712
   Williams Companies Inc.         26,100         859,995
   Xilinx*                         17,900         738,196
   Yahoo! Inc.*                    32,100         641,679
                                             ------------
                                               42,182,069
                                             ------------
 Energy & Utilities (1.50%)
   American Electric Power Co.
     Inc.                          17,260         796,894
   Burlington Resources            10,892         435,135
   CMS Energy Corp.                 7,100         197,735
   Calpine Corp.*                  16,300         616,140
   Consolidated Edison Inc.        10,700         425,860
   Constellation Energy
     Group Inc.                     8,300         353,580

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Energy & Utilities (continued)
   Dominion Resources              13,039    $    784,035
   Edison International            16,800         187,320
   Enron Corp.                     41,300       2,023,700
   Entergy Corp.                   12,000         460,680
   FPL Group Inc.                  10,200         614,142
   Niagara Mohawk Holdings Inc.*    8,600         152,134
   Nisource Inc.                   11,285         308,419
   Nisource Inc. Sails              2,962           7,020
   Reliant Energy Inc.             16,018         515,940
   TXU Corporation                 13,805         665,263
   Xcel Energy Inc.*               18,495         526,183
                                             ------------
                                                9,070,180
                                             ------------
 Energy Raw Materials (0.75%)
   Baker Hughes Inc.               18,010         603,335
   Dynegy Inc. - Cl A              17,300         804,450
   Halliburton Co.                 23,900         850,840
   McDermott Intl.                  3,200          37,280
   Occidental Petroleum Corp.      19,000         505,210
   Oneok                            1,600          31,520
   Peoples Energy Corp.             1,100          44,220
   Schlumberger                    32,100       1,690,065
                                             ------------
                                                4,566,920
                                             ------------
 Finance (Non-Banking) (3.62%)
   Ambac Financial Group Inc.       5,800         337,560
   Bear Stearns Companies Inc.      5,920         349,102
   H & R Block Inc.                 4,900         316,295
   Capital One Financial Corp.     11,200         672,000
   Charter One Financial Inc.      11,125         354,888
   Chubb Corp.                     10,500         813,015
   Cincinnati Financial Corp.       8,600         339,700
   Countrywide Credit               6,100         279,868
   Fleet Boston Financial Corp.    58,618       2,312,480
   Franklin Resources Inc.         14,300         654,511
   Golden West Financial            8,700         558,888
   Lehman Brothers Holding Inc.    14,600       1,135,150
   MBIA Inc.                        8,850         492,768
   MBNA Corp.                      46,525       1,532,999
   Morgan Stanley, Dean Witter &
     Co.                           63,388       4,071,411
   Paychex Inc.                    19,900         796,000
   T. Rowe Price Group Inc.         6,500         243,035
   Progressive Corp.                4,400         594,836
   Providian Financial Corp.       15,500         917,600
   Safeco Corp.                     7,000         206,500
   Schwab (Charles) Corp.          75,125       1,149,413
   State Street Corp.              19,400         960,106

                      (continued)

                                    7

             GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Finance (continued)
   Stilwell Financial Inc.         11,300    $    379,227
   USA Holding Inc.                 8,340         608,820
   Washington Mutual Inc.          47,203       1,772,473
                                             ------------
                                               21,848,645
                                             ------------
 Food & Agriculture (3.10%)
   Archer-Daniels-Midland Co.      33,974         441,662
   Campbell Soup Co.               22,600         581,950
   Coca-Cola Company              135,200       6,084,000
   Coca-Cola Enterprises           22,400         366,240
   Conagra Foods Inc.              28,800         570,528
   Adolph Coors                     1,200          60,216
   Darden Restaurants               6,400         178,560
   General Mills Inc.              15,100         661,078
   H J Heinz Co.                   18,550         758,510
   Hershey Foods Corp.              7,500         462,825
   Kellogg Co.                     21,700         629,300
   Pepsi Bottling Group Inc.        7,700         308,770
   Pepsico Inc.                    78,600       3,474,120
   Quaker Oats Co.                  7,900         720,875
   Ralston Purina Co.              16,700         501,334
   Sara Lee Corp.                  44,900         850,406
   Starbucks*                      20,000         460,000
   Sysco Corp.                     35,800         971,970
   Wm. Wrigley Jr. Co.             13,600         637,160
                                             ------------
                                               18,719,504
                                             ------------
 Gold (0.10%)
   Barrick Gold Corp.              21,400         324,210
   Homestake Mining Co.            13,500         104,625
   Placer Dome Inc.                17,800         174,440
                                             ------------
                                                  603,275
                                             ------------
 Government & State Agency (1.21%)
   Federal Home Loan Mortgage
     Corp.                         37,500       2,625,000
   Federal National Mortgage
     Association                   54,800       4,666,220
                                             ------------
                                                7,291,220
                                             ------------
 Industrial Miscellaneous (5.21%)
   AOL Time Warner Inc.*          239,940      12,716,820
   Allied Waste Industries Inc.*   10,600         198,008
   American Greetings               2,800          30,800
   Amgen*                          56,500       3,428,420
   Anadarko Petroleum Co.          14,504         783,651
   Autodesk Inc.                    2,500          93,250
   Avery Dennison Corp.             6,100         311,405
   Ball Corp.                       1,500          71,340
   Biomet Inc.                      9,550         458,973
   Circuit City Stores Inc.        11,000         198,000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Industrial Miscellaneous (continued)
   Computer Sciences*               9,000    $    311,400
   Comverse Technology Inc.         9,300         535,866
   Cooper Tire & Rubber             3,400          48,280
   Corning Inc.                    49,500         827,145
   Cummins Engine                   2,200          85,140
   Danaher Corporation              7,800         436,800
   Electronic Data Systems Corp.   25,300       1,581,250
   Engelhard Corp.                  6,850         176,662
   Fluor Corp. New                  4,300         194,145
   Freeport McMoran*                7,500          82,875
   Harrahs Entertainment, Inc.*     6,500         229,450
   Leggett & Platt                  9,700         213,691
   Linear Technology Corp.         17,000         751,740
   Loews Corp.                     11,800         760,274
   Lowes Companies Inc.            20,700       1,501,785
   Mattel Inc.                     22,387         423,562
   McKesson HBOC Inc.              15,214         564,744
   Mead Corp.                       5,400         146,556
   Moody's Corp.                    8,675         290,613
   NCR Corporation (New)            4,700         220,900
   National Semiconductor Corp.     9,800         285,376
   Northrop Corp.                   4,300         344,430
   Praxair                          8,700         408,900
   Ryder System Inc.                3,200          62,720
   Sealed Air Corporation*          4,033         150,229
   Sherwin-Williams                 8,600         190,920
   Tektronix Inc.                   5,100         138,465
   Tiffany & Co.                    8,000         289,760
   Timken Co.                       2,600          44,044
   Waste Management Inc.           33,535       1,033,548
   Transocean Sedco Forex          17,544         723,690
                                             ------------
                                               31,345,627
                                             ------------
 Insurance (3.61%)
   Aflac Inc.                      28,400         894,316
   Aetna Inc. - New                 7,822         202,355
   Allstate Insurance              40,096       1,763,823
   American International Group
     Inc.                         127,982      11,006,454
   AON Corp.                       13,275         464,625
   Cigna Corp.                      8,300         795,306
   Jefferson Pilot Corp.            9,225         445,752
   KB Home                          1,800          54,306
   Lincoln National Corp.           9,500         491,625
   MGIC Investment Corp.            5,700         414,048
   Marsh & McLennan Cos. Inc.      16,150       1,631,150
   Metlife Inc.                    41,000       1,270,180
   St. Paul Companies Inc.         11,200         567,728
   Torchmark Corp.                  7,000         281,470

                      (continued)

                                    8

              GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Insurance (continued)
   Unitedhealth Group Inc.         17,100    $  1,055,925
   Unumprovident Corp.             12,300         395,076
                                             ------------
                                               21,734,139
                                             ------------
 International Oil (4.84%)
   Chevron Corp.                   36,000       3,258,000
   EOG Resources Inc.               6,300         223,965
   Exxon Mobil Corporation        189,440      16,547,584
   Noble Drilling Corp.*           10,000         327,500
   Royal Dutch Petroleum Co.      116,500       6,788,455
   Texaco Inc.                     30,500       2,031,300
                                             ------------
                                               29,176,804
                                             ------------
 Liquor (0.36%)
   Anheuser-Busch Companies Inc.   48,400       1,994,080
   Brown Forman Corp. 'B'           3,100         198,214
                                             ------------
                                                2,192,294
                                             ------------
 Media (2.09%)
   Comcast Corp.                   50,800       2,204,720
   R R Donnelley & Sons Co.         6,500         193,050
   Dow Jones & Co.                  4,700         280,637
   Gannett Co. Inc.                14,300         942,370
   Harcourt General Inc.            3,900         226,941
   Interpublic Group Co.           16,500         484,275
   Knight Ridder Inc.               4,100         243,130
   McGraw-Hill Inc.                11,100         734,265
   Meredith Corp.                   2,700          96,687
   New York Times Co.               8,700         365,400
   Omnicom Group                   10,700         920,200
   TMP Worldwide Inc.*              6,000         354,660
   Tribune Co.                     16,150         646,162
   Viacom Class B*                 95,488       4,941,504
                                             ------------
                                               12,634,001
                                             ------------
 Miscellaneous & Conglomerates (0.78%)
   Hartford Financial Services
     Group                         12,300         841,320
   ITT Industries Inc.              4,700         207,975
   Marriott International-Cl A     12,850         608,319
   Minnesota Mining &
     Manufacturing                 21,750       2,481,675
   Pinnacle West Capital            4,500         213,300
   Starwood Hotels & Resorts       10,400         387,712
                                             ------------
                                                4,740,301
                                             ------------
 Miscellaneous Finance (1.42%)
   American Express Co.            72,300       2,805,240
   American General Corp.          29,852       1,386,625

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Miscellaneous Finance (continued)
   Household International Inc.    25,353    $  1,691,045
   Merrill Lynch & Co. Inc.        45,500       2,695,875
                                             ------------
                                                8,578,785
                                             ------------
 Motor Vehicles (1.03%)
   Dana Corp.                       7,087         165,411
   Eaton Corp.                      4,400         308,440
   Ford Motor Company             100,500       2,467,275
   General Motors                  30,450       1,959,458
   Genuine Parts Co.                9,225         290,587
   Harley Davidson Inc.            16,200         762,696
   TRW Inc.                         6,700         274,700
                                             ------------
                                                6,228,567
                                             ------------
 Non-Durables & Entertainment (0.30%)
   Brunswick Corp.                  4,700         112,941
   Costco Wholesale Corporation*   24,006         986,166
   Hasbro Inc.                      8,250         119,213
   Univision Communications*       11,200         479,135
   Wendy's International Inc.       6,075         155,156
                                             ------------
                                                1,852,611
                                             ------------
 Non-Ferrous Metals (0.51%)
   Alcan Aluminum Limited          17,525         736,401
   Alcoa Inc.                      46,604       1,836,198
   Inco Ltd.*                       9,800         169,147
   Newmont Mining Corp.            10,277         191,255
   Phelps Dodge Corp.               4,217         175,006
                                             ------------
                                                3,108,007
                                             ------------
 Optical Photographic Equipment (0.12%)
   Eastman Kodak Co.               16,300         760,884
                                             ------------
 Paper & Forest Products (0.74%)
   Bemis Co. Inc.                   2,200          88,374
   Boise Cascade Corp.              3,066         107,831
   Georgia-Pacific Corp.           12,252         414,730
   International Paper Co.         26,045         929,807
   Kimberly-Clark Corp.            29,272       1,636,305
   Louisiana Pacific Corp.          5,600          65,688
   Potlatch Corp.                     700          24,087
   Temple Inland Inc.               2,600         138,554
   Westvaco Corp.                   5,425         131,773
   Weyerhaeuser Co.                11,850         651,394
   Willamette Industries            5,900         292,050
                                             ------------
                                                4,480,593
                                             ------------
 Producer Goods (6.23%)
   Caterpillar Inc.                18,800         940,940
   Conseco Inc.                    17,423         237,824
   Cooper Industries Inc.           5,000         197,950

                               (continued)

                                    9


              GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Producer Goods (continued)
   Deere & Co.                     12,800    $    484,480
   Delphi Automotive Systems       29,983         477,629
   Dover Corp.                     10,100         380,265
   FMC Corp.*                       1,800         123,408
   General Electric Corp.         542,600      26,451,750
   W W Grainger Inc.                5,006         206,047
   Illinois Tool Works Inc.        16,400       1,038,120
   Ingersoll-Rand Co.               8,600         354,320
   Johnson Controls Inc.            4,600         333,362
   Navistar Intl. Corp.*            2,700          75,951
   Pall Corp.                       6,600         155,298
   Parker Hannifin Corp.            6,225         264,189
   Tyco International Ltd.        104,976       5,721,188
   Visteon Corp.                    7,006         128,770
                                             ------------
                                               37,571,491
                                             ------------
 Railroads & Shipping (0.36%)
   Burlington Northern Santa Fe    21,124         637,311
   CSX Corp.                       11,000         398,640
   Norfolk Southern Corp.          20,550         425,385
   Union Pacific Corp.             12,800         702,848
                                             ------------
                                                2,164,184
                                             ------------
 Retail (5.33%)
   Albertsons Inc.                 22,600         677,774
   Autozone Inc.*                   6,300         236,250
   Bed Bath & Beyond Inc.*         14,700         441,000
   Best Buy Inc.*                  11,400         724,128
   Big Lots Inc.*                   6,025          82,422
   Cardinal Health Inc.            24,750       1,707,750
   Dillard's Inc.                   4,900          74,823
   Dollar General                  17,622         343,629
   Federated Department Stores*    10,800         459,000
   Gap Inc.                        45,787       1,327,823
   K Mart Corp.*                   26,100         299,367
   Kohl's Corp. (Wisconsin)*       19,500       1,223,235
   Kroger Co.*                     44,300       1,107,500
   Limited Inc.                    23,000         379,960
   Longs Drug Store                 2,000          43,100
   May Department Stores Co.       16,176         554,190
   McDonald's Corp.                71,300       1,929,378
   Nordstrom Inc.                   6,900         127,995
   Office Depot Inc.*              16,200         168,156
   J C Penney Co. Inc.             13,600         358,496
   Radioshack Corp.                 9,200         280,600
   Safeway Inc.*                   27,100       1,300,800
   Sears Roebuck & Co.             17,100         723,501
   Staples Inc.                    24,300         388,557
   Supervalu Inc.                   7,100         124,605
   TJX Cos. Inc.                   15,300         487,611

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Retail (continued)
   Target Corp.                    48,500    $  1,678,100
   Toys 'R' Us*                    10,912         270,072
   Tricon Global Restaurants*       8,060         353,834
   Tupperware Inc.                  3,100          72,633
   Wal-Mart Stores Inc.           247,000      12,053,600
   Walgreen Co.                    55,600       1,898,740
   Winn-Dixie Stores Inc.           7,500         195,975
                                             ------------
                                               32,094,604
                                             ------------
 Soaps & Cosmetics (2.78%)
   Alberto Culver Co. 'B'           3,000         126,120
   Avon Products Inc.              13,000         601,640
   Bristol-Myers Squibb Co.       107,060       5,599,238
   Clorox Co.                      12,000         406,200
   Colgate-Palmolive Co.           30,900       1,822,791
   Gillette Co.                    56,700       1,643,733
   International Flavors &
     Fragrances                     5,400         135,702
   Procter & Gamble Co.            71,200       4,542,560
   Unilever NV                     31,671       1,886,641
                                             ------------
                                               16,764,625
                                             ------------
 Steel (0.07%)
   Allegheny Technologies Inc.      4,300          77,787
   Nucor Corp.                      4,400         215,116
   USX US Steel                     4,271          86,061
   Worthington Industries, Inc.     4,100          55,760
                                             ------------
                                                  434,724
                                             ------------
 Telephone (6.03%)
   A T & T Corp.                  194,331       4,275,282
   Alltel                          16,900       1,035,294
   Bellsouth Corp.                102,188       4,115,111
   Century Tel Inc.                 7,700         233,310
   Citizens Communications         14,300         172,029
   JDS Uniphase Corp.*             70,600         900,150
   Lucent Technologies            185,129       1,147,800
   Nextel Communications Inc.-A*   40,800         714,000
   Qwest Communications Intl.*     90,039       2,869,543
   SBC Communications Inc.        186,378       7,466,303
   Scientific Atlanta               8,800         357,280
   Sprint Corp.                    47,400       1,012,464
   Sprint PCS Group*               50,200       1,212,330
   Verizon Communications         149,184       7,981,344
   Worldcom Inc.-Worldcom Group*  157,619       2,357,980
   Worldcom Inc.-MCI Group          6,304         101,494
   Global Crossing Ltd.*           47,430         409,795
                                             ------------
                                               36,361,509
                                             ------------
                      (continued)

                                    10

          GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Tires Rubber Goods (0.04%)
   Goodyear Tire & Rubber Co.       8,672    $    242,816
                                             ------------
 Tobacco (1.12%)
   Fortune Brands Inc.              8,300         318,388
   Philip Morris Companies Inc.   121,750       6,178,813
   UST Inc.                         8,700         251,082
                                             ------------
                                                6,748,283
                                             ------------
 Travel & Recreation (0.80%)
   Carnival Corp.                  31,500         967,050
   Walt Disney Productions        113,300       3,273,237
   Hilton Hotels Corp.             19,700         228,520
   Sabre Holdings Corp.             7,132         356,600
                                             ------------
                                                4,825,407
                                             ------------
 Trucking & Freight (0.03%)
   Paccar Inc.                      4,100         210,822
                                             ------------
 Utilities Electrical & Gas (1.87%)
   AES Corp.*                      29,000       1,248,450
   Allegheny Energy Inc.            6,500         313,625
   Ameren Corp.                     7,600         324,520
   Cinergy Corp.                    8,754         305,952
   DTE Energy Co.                   7,800         362,232
   Duke Energy Corp.               44,082       1,719,639
   El Paso Corporation             27,544       1,447,162
   Exelon Corporation              17,075       1,094,849
   Firstenergy Corp.               12,100         389,136
   GPU Inc.                         6,500         228,475
   Keyspan Corp.                    7,400         269,952
   Mirant Corp.*                   18,293         629,279
   Nicor Inc.                       1,800          70,164
   P G & E Corp.                   20,700         231,840
   PPL Corporation                  8,000         440,000
   Progress Energy Inc.            11,024         495,198
   Public Service Enterprise
     Group                         11,450         559,905
   Sempra Energy                   10,122         276,735
   Southern Co.                    36,200         841,650
                                             ------------
                                               11,248,763
                                             ------------
 TOTAL COMMON STOCK (99.65%)
   (COST $460,535,551)                        601,149,936
                                             ------------
 --------------------------------------------------------
                                    PAR         MARKET
 CONTINGENT RIGHTS                 VALUE        VALUE
 --------------------------------------------------------
 (0.00%)
   Progress Energy Corp. CVO's    $ 5,900    $          0
   Seagate Tax Refund              13,600           1,088
                                             ------------
                                                    1,088
 TOTAL (0.00%)
   (AMORTIZED COST $3,216)                          1,088
                                             ------------

 --------------------------------------------------------
                                  PAR           MARKET
 SHORT TERM SECURITIES           VALUE          VALUE
 --------------------------------------------------------
 Commercial Paper (0.29%)
   Nestle Capital Co., 3.98%,
     due 07/02/2001             1,755,000       1,755,000
                                             ------------

 TOTAL SHORT TERM SECURITIES (0.29%)
   (AMORTIZED COST $1,755,000)                  1,755,000
                                             ------------

 TOTAL INVESTMENTS (99.94%)
   (AMORTIZED COST $462,293,767)              602,906,024

   Other net assets (0.06%)                       366,394
                                             ------------

 TOTAL NET ASSETS (100.00%)                  $603,272,418
                                             ============

 * Non-income producing securities.

 See accompanying notes to financial statements.

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 MANAGEMENT DISCUSSION

 For the six months ended June 30, the Money Market Fund earned 2.66% versus 2.36% for the Lipper Money Market Average. The fund was ranked #3 for its net return in 2001 and #1 for the last five years when compared with over 119 other variable annuity money market funds of similar size according to Lipper, a nationally recognized analytical firm. The 5-year return on the Fund is 5.89% compared with 5.20% for the Lipper Average.

 The Federal Reserve cut the Fed Funds rate six times this year, from 6.5% to 3.75%. As the Treasury curve moved from an inverted to a normal shape (3 month to 2 year bonds yields declining) and credit spreads moved to historically tight levels, corporate treasurers moved commercial paper sales to longer term bonds, decreasing the supply of paper available. The result was that the average maturity of the Money Market Fund which had moved out to 37 days at the end of the 1st quarter, dropped back down to about 21 days.


 GROWTH OF A $10,000 INVESTMENT

                           [GRAPH--MONEY MARKET FUND]

                                         Money Market
                           12/31/90       10,000.00
                           06/30/91       10,000.00
                           12/31/91       10,281.05
                           06/30/92       10,488.65
                           12/31/92       10,662.24
                           06/30/93       10,824.08
                           12/31/93       10,990.08
                           06/30/94       11,179.99
                           12/31/94       11,452.41
                           06/30/95       11,797.01
                           12/31/95       12,134.78
                           06/30/96       12,458.58
                           12/31/96       12,803.05
                           06/30/97       13,155.90
                           12/31/97       13,533.41
                           06/30/98       13,914.23
                           12/31/98       14,294.00
                           06/30/99       14,638.74
                           12/31/99       15,037.50
                           06/30/00       15,499.06
                           12/31/00       16,007.35
                           06/30/01       16,416.92

 ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

         Average Annual Returns*                          5.92%        5.67%          5.08%         5.94%

          * Net of charges

 The fund's performance reflects administrative and management charges.

               Past performance is no assurance of future results.

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)
 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Short term securities                 $279,191,825
   Cash                                         218,929
   Accounts receivable                              172
   Interest receivable                          341,983
                                           ------------
       Total assets                         279,752,909
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      26,718
   Payable to General American Life
    Insurance Company                            17,099
                                           ------------
       Total liabilities                         43,817
                                           ------------
         Total net assets                  $279,709,092
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                         $273,406,093
   Accumulated undistributed net
    investment income                         6,302,999
                                           ------------
       Net assets                          $279,709,092
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                12,650,761

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      22.11

 TOTAL AMORTIZED COST OF INVESTMENTS       $279,197,574

STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Interest                                  $6,558,159

 EXPENSES:
   Investment management charge                 155,586
   Administrative charge                         99,574
                                             ----------
     Total expenses                             255,160
                                             ----------
       Net investment income                  6,302,999
                                             ----------

 NET INCREASE IN NET ASSETS FROM OPERATIONS  $6,302,999
                                             ==========

STATEMENTS OF CHANGES IN NET ASSETS
                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                   2001*                    2000
                                                               -------------            ------------

 Operations:
     Net investment income                                     $  6,302,999             $ 15,082,318
                                                               ------------             ------------
         Net increase in net assets from operations               6,302,999               15,082,318
     Capital share transactions                                  27,483,221              (25,299,051)
                                                               ------------             ------------
         Net increase (decrease) in net assets                   33,786,220              (10,216,733)
     Net assets, beginning of year                              245,922,872              256,139,605
                                                               ------------             ------------
 Net assets, end of period                                     $279,709,092             $245,922,872
                                                               ============             ============

 * Unaudited

 See accompanying notes to the financial statements.

                                    13

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 FINANCIAL HIGHLIGHTS
                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30                        YEAR ENDED DECEMBER 31
                                                     ----------       -----------------------------------------------------
                                                       2001*            2000           1999           1998           1997
                                                     ----------       --------       --------       --------       --------
 Net asset value, beginning of year (1)               $  21.56        $  20.25       $  19.25       $  18.23       $  17.24
                                                      --------        --------       --------       --------       --------
 Income from operations:
 Net investment income                                    0.55            1.31           1.00           1.02           0.99
                                                      --------        --------       --------       --------       --------
 Net asset value, end of period                       $  22.11        $  21.56       $  20.25       $  19.25       $  18.23
                                                      ========        ========       ========       ========       ========

 Total return (2)                                        2.56%           6.45%          5.20%          5.62%          5.71%

 Net assets, end of period (in thousands)             $279,709        $245,923       $256,140       $235,046       $174,571
 Ratio of expenses to average net assets (3)             0.20%           0.21%          0.21%          0.21%          0.21%
 Ratio of net investment income to average net
   assets (3)                                            5.05%           6.48%          5.08%          5.45%          5.60%

                                                                             YEAR ENDED DECEMBER 31
                                                     ----------------------------------------------------------------------
                                                        1996            1995           1994           1993           1992
                                                     ----------       --------       --------       --------       --------
 Net asset value, beginning of year (1)               $  16.34        $  15.42       $  14.80       $  14.36       $  13.85
                                                      --------        --------       --------       --------       --------
 Income from operations:
 Net investment income                                    0.90            0.92           0.62           0.44           0.51
                                                      --------        --------       --------       --------       --------
 Net asset value, end of year                         $  17.24        $  16.34       $  15.42       $  14.80       $  14.36
                                                      ========        ========       ========       ========       ========

 Total return (2)                                        5.51%           5.96%          4.21%          3.07%          3.71%

 Net assets, end of year (in thousands)               $101,426        $ 70,574       $ 93,339       $ 84,430       $ 84,880
 Ratio of expenses to average net assets (3)             0.21%           0.21%          0.21%          0.21%          0.21%
 Ratio of net investment income to average net
   assets (3)                                            5.37%           5.78%          4.17%          3.06%          3.68%

 Notes:
 (1) Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.

 * Unaudited

 See accompanying notes to the financial statements.

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001
 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER
 Asset Backed (14.65%)
   Bavaria Global Corp.                                 $ 1,000,000           4.31           07/02/01       $  1,000,000
   Bavaria Global Corp.                                   2,000,000           4.36           07/02/01          2,000,000
   Bavaria Global Corp.                                     278,000           4.09           07/27/01            277,230
   Bavaria Global Corp.                                     510,000           3.85           09/10/01            506,161
   Bavaria Global Corp.                                     500,000           3.86           09/14/01            496,032
   Bavaria Global Corp.                                   1,290,000           3.86           09/17/01          1,279,372
   Bavaria Global Corp.                                   1,160,000           3.86           09/17/01          1,150,443
   Bavaria Global Corp.                                   4,500,000           3.86           09/17/01          4,462,925
   Dealer's Capital Access Trust                          1,250,000           3.98           07/24/01          1,246,983
   Dealer's Capital Access Trust                            500,000           4.30           08/10/01            497,840
   Dealer's Capital Access Trust                          1,250,000           3.94           07/24/01          1,247,006
   Delaware Funding Corp.                                 1,500,000           3.83           07/19/01          1,497,294
   Delaware Funding Corp.                                 3,118,000           3.95           07/10/01          3,115,270
   Delaware Funding Corp.                                 6,000,000           3.90           07/16/01          5,990,923
   Delaware Funding Corp.                                 1,071,000           3.78           07/25/01          1,068,421
   Delaware Funding Corp.                                   649,000           3.79           07/25/01            647,433
   Enterprise Funding Corp.                               1,100,000           3.95           07/18/01          1,098,079
   Enterprise Funding Corp.                               5,000,000           3.91           07/16/01          4,992,417
   Kitty Hawk Funding Corp.*                                500,000           3.97           07/10/01            499,560
   Kitty Hawk Funding Corp.*                              1,000,000           4.02           07/02/01          1,000,000
   Kitty Hawk Funding Corp.*                                581,000           3.72           07/31/01            579,264
   Pooled Accts. Receivable                                 316,000           4.03           07/05/01            315,894
   Triple-A-One Funding Corp.*                              500,000           3.98           07/13/01            499,395
   Triple-A-One Funding Corp.*                            4,000,000           3.98           07/13/01          3,995,160
   Triple-A-One Funding Corp.*                              520,000           3.73           08/10/01            517,910
   Triple-A-One Funding Corp.*                            1,000,000           3.95           07/13/01            998,796
                                                                                                            ------------
                                                                                                              40,979,808
                                                                                                            ------------
 Auto (3.12%)
   General Motors Acceptance Corp.                          188,000           3.73           09/04/01            186,700
   General Motors Acceptance Corp.                          562,000           3.68           09/04/01            558,113
   Toyota Motor Credit Corp.                              8,000,000           3.78           07/19/01          7,985,758
                                                                                                            ------------
                                                                                                               8,730,571
                                                                                                            ------------
 Banking (4.28%)
   Moat Funding*                                          1,980,000           4.03           07/05/01          1,979,338
   Moat Funding*                                            500,000           3.97           07/10/01            499,560
   Moat Funding*                                          6,980,000           4.01           07/13/01          6,971,490
   Moat Funding*                                          1,000,000           3.95           07/19/01            998,144
   Moat Funding*                                          1,540,000           3.81           07/30/01          1,535,461
                                                                                                            ------------
                                                                                                              11,983,993
                                                                                                            ------------
 Bond Insurance (4.19%)
   Cooperative Assoc. of Tractor Dealers "A"                164,000           4.11           07/03/01            163,981
   Cooperative Assoc. of Tractor Dealers "A"              1,000,000           3.94           07/17/01            998,363
   Cooperative Assoc. of Tractor Dealers "A"                500,000           4.32           07/17/01            499,195
   Cooperative Assoc. of Tractor Dealers "A"                860,000           4.05           07/26/01            857,771
   Cooperative Assoc. of Tractor Dealers "A"                500,000           4.03           11/14/01            493,129
   Cooperative Assoc. of Tractor Dealers "A"                600,000           4.02           07/10/01            599,467

                                                                                  (continued)

                                    15

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Bond Insurance (continued)
   Cooperative Assoc. of Tractor Dealers "B"            $ 2,000,000           3.96           07/12/01       $  1,997,806
   Cooperative Assoc. of Tractor Dealers "B"              1,500,000           3.81           07/20/01          1,497,150
   Cooperative Assoc. of Tractor Dealers "A"              2,000,000           3.79           07/20/01          1,996,220
   Cooperative Assoc. of Tractor Dealers "A"                250,000           4.39           07/16/01            249,453
   Cooperative Assoc. of Tractor Dealers "B"                500,000           3.65           09/25/01            495,597
   Cooperative Assoc. of Tractor Dealers "A"                368,000           4.08           07/23/01            367,168
   Fayette Funding                                        1,500,000           3.81           07/23/01          1,496,675
                                                                                                            ------------
                                                                                                              11,711,975
                                                                                                            ------------
 Broker/Dealer (0.18%)
   Goldman Sachs & Co.                                      500,000           3.90           07/27/01            498,653
                                                                                                            ------------
 Building Society (2.48%)
   Yorkshire Building Society                             1,900,000           4.13           07/05/01          1,899,351
   Yorkshire Building Society                             1,000,000           4.13           07/06/01            999,544
   Yorkshire Building Society                             3,435,000           4.03           07/16/01          3,429,571
   Yorkshire Building Society                               600,000           4.13           07/17/01            599,009
                                                                                                            ------------
                                                                                                               6,927,475
                                                                                                            ------------
 Business Credit Institutional (3.32%)
   Sweetwater Capital Corp.*                                390,000           4.09           07/03/01            389,956
   Sweetwater Capital Corp.*                                399,000           4.09           07/05/01            398,865
   Sweetwater Capital Corp.*                              1,070,000           4.04           07/16/01          1,068,309
   Sweetwater Capital Corp.*                                485,000           4.07           07/16/01            484,233
   Sweetwater Capital Corp.*                              7,000,000           3.80           09/28/01          6,934,522
                                                                                                            ------------
                                                                                                               9,275,885
                                                                                                            ------------
 Consumer Products (0.36%)
   Estee Lauder Co.                                       1,000,000           3.92           07/20/01            998,050
                                                                                                            ------------
 Chemicals (0.04%)
   DuPont EI De Nemours Co.                                 100,000           3.91           07/16/01             99,848
                                                                                                            ------------
 Construction (0.12%)
   Vulcan Materials Co.                                     350,000           4.28           07/10/01            349,684
                                                                                                            ------------
 Electronics (1.60%)
   Hitachi Credit America Corp.                           2,500,000           4.03           08/03/01          2,491,162
   Hitachi Credit America Corp.                           2,000,000           4.04           08/03/01          1,992,930
                                                                                                            ------------
                                                                                                               4,484,092
                                                                                                            ------------
 Financial (4.31%)
   Countrywide Home Loans                                 1,700,000           3.84           07/20/01          1,696,744
   Countrywide Home Loans                                 1,000,000           3.73           07/31/01            997,003
   Countrywide Home Loans                                 3,000,000           3.69           08/10/01          2,988,073
   Countrywide Home Loans                                 1,500,000           3.70           08/10/01          1,494,020
   Countrywide Home Loans                                   800,000           3.80           08/22/01            795,716
   Countrywide Home Loans                                 4,000,000           3.67           08/22/01          3,979,317
   Duff and Phelps Utility Income Inc.                      100,000           5.05           07/10/01             99,910
                                                                                                            ------------
                                                                                                              12,050,783
                                                                                                            ------------

                                                                                  (continued)

                                    16

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Industrial (0.49%)
   Parker - Hannifin Corp.                              $ 1,375,000           4.01           07/11/01       $  1,373,628
                                                                                                            ------------
 Manufacturing (1.28%)
   Emerson Electric Co.                                   3,600,000           3.86           07/20/01          3,593,070
                                                                                                            ------------
 Miscellaneous (1.07%)
   Barton Capital Corp.*                                  3,000,000           3.96           07/12/01          2,996,708
                                                                                                            ------------
 Miscelleanous Business Credit (3.51%)
   Windmill Funding Corp.*                                8,000,000           4.02           07/02/01          8,000,000
   Windmill Funding Corp.*                                  825,000           3.72           08/17/01            821,100
   Windmill Funding Corp.*                                1,000,000           3.67           08/22/01            994,829
                                                                                                            ------------
                                                                                                               9,815,929
                                                                                                            ------------
 Miscelleanous Personal Credit (16.35%)
   Market Street Funding                                  2,470,000           3.83           07/18/01          2,465,806
   Market Street Funding                                  2,000,000           4.02           07/06/01          1,999,111
   Market Street Funding                                  2,000,000           3.99           07/12/01          1,997,794
   Market Street Funding                                  2,500,000           4.02           07/13/01          2,496,945
   Market Street Funding                                    339,000           3.85           07/18/01            338,422
   Old Line Funding                                       1,500,000           4.02           07/03/01          1,499,833
   Old Line Funding                                       1,000,000           4.03           07/05/01            999,666
   Old Line Funding                                       4,000,000           4.02           07/06/01          3,998,222
   Park Avenue Receivables                                4,000,000           3.99           07/11/01          3,996,030
   Park Avenue Receivables                                2,076,000           3.81           07/20/01          2,072,056
   Park Avenue Receivables                                1,500,000           3.84           07/20/01          1,497,128
   Park Avenue Receivables                                1,075,000           3.84           07/20/01          1,072,941
   Sheffield Receivables Corp.*                           1,000,000           3.84           07/18/01            998,298
   Sheffield Receivables Corp.*                           1,000,000           3.86           07/18/01            998,289
   Sheffield Receivables Corp.*                           5,000,000           3.93           07/18/01          4,991,289
   Sheffield Receivables Corp.*                             690,000           3.76           07/27/01            688,203
   Sheffield Receivables Corp.*                           2,625,000           3.79           08/02/01          2,616,478
   Thunder Bay Funding Co.*                               5,000,000           4.02           07/03/01          4,999,443
   Thunder Bay Funding Co.*                               2,500,000           4.02           07/03/01          2,499,722
   Thunder Bay Funding Co.*                               2,000,000           3.96           07/13/01          1,997,586
   Thunder Bay Funding Co.*                               1,000,000           4.02           07/03/01            999,889
   Thunder Bay Funding Co.*                                 500,000           4.01           07/05/01            499,833
                                                                                                            ------------
                                                                                                              45,722,984
                                                                                                            ------------
 Oil Refining (0.18%)
   Deer Park Refining LP                                    500,000           4.03           07/30/01            498,447
                                                                                                            ------------

                                                                                  (continued)

                                    17

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Personal Credit Institutional (6.83%)
   Edison Asset Securitization*                         $ 1,350,000           3.97           07/17/01       $  1,347,778
   Edison Asset Securitization*                           2,000,000           4.02           07/03/01          1,999,777
   Edison Asset Securitization*                           1,820,000           4.02           07/06/01          1,819,191
   Edison Asset Securitization*                             540,000           3.75           07/27/01            538,598
   Edison Asset Securitization*                           2,000,000           3.78           07/27/01          1,994,764
   Montauk Funding Corp.                                  3,000,000           3.76           07/27/01          2,992,188
   Seven Hills Funding Corp.*                             1,000,000           4.06           07/30/01            996,894
   Seven Hills Funding Corp.*                             2,895,000           4.08           07/27/01          2,886,984
   World Omni*                                            3,000,000           3.97           07/12/01          2,996,700
   World Omni*                                            1,530,000           3.99           07/13/01          1,528,139
                                                                                                            ------------
                                                                                                              19,101,013
                                                                                                            ------------
 Tobacco (2.67%)
   Philip Morris Co.                                      5,000,000           3.79           07/17/01          4,992,125
   Philip Morris Co.                                      2,500,000           3.65           08/03/01          2,491,911
                                                                                                            ------------
                                                                                                               7,484,036
                                                                                                            ------------
 Utility (21.10%)
   Centennial Energy Holdings*                              790,000           3.96           07/27/01            787,833
   Centennial Energy Holdings*                            7,500,000           3.87           08/08/01          7,470,323
   Centennial Energy Holdings*                            3,000,000           3.90           08/08/01          2,988,037
   Florida Power Corp.                                    5,954,000           4.16           07/05/01          5,951,941
   Florida Power Corp.                                      945,000           4.22           07/06/01            944,559
   Florida Power Corp.                                      350,000           4.01           07/17/01            349,417
   Florida Power Corp.                                      400,000           4.17           07/20/01            399,170
   Fountain Square Commercial                               540,000           3.81           07/26/01            538,632
   FPL Fuels Inc.                                         2,225,000           3.81           07/16/01          2,221,712
   FPL Fuels Inc.                                         3,000,000           4.04           07/02/01          3,000,000
   FPL Fuels Inc.                                           275,000           3.95           07/09/01            274,789
   National Rural Utilities CFC                           8,000,000           3.75           08/14/01          7,964,358
   National Rural Utilities CFC                           1,000,000           3.92           07/23/01            997,725
   National Rural Utilities CFC                           1,000,000           3.71           07/30/01            997,122
   Potomac Electric Co.                                   1,000,000           3.78           07/23/01            997,801
   South Carolina Electric & Gas Co.                        607,000           4.01           07/06/01            606,731
   South Carolina Electric & Gas Co.                        647,000           3.72           08/10/01            644,407
   Verizon Network Funding                                5,000,000           3.77           08/10/01          4,979,688
   Verizon Network Funding                                3,000,000           3.78           07/27/01          2,992,167
   Wisconsin Electric Power Co.                           4,532,000           4.07           07/11/01          4,527,411
   Wisconsin Energy Corp.                                 4,000,000           3.90           07/30/01          3,987,929
   Wisconsin Energy Corp.                                 3,130,000           3.89           07/31/01          3,120,241
   Wisconsin Energy Corp.                                 1,550,000           3.74           08/07/01          1,544,233
   Wisconsin Energy Corp.                                   735,000           3.74           08/09/01            732,112
                                                                                                            ------------
                                                                                                              59,018,338
                                                                                                            ------------

 TOTAL COMMERCIAL PAPER (92.13%) (AMORTIZED COST $257,696,122)                                               257,694,970
                                                                                                            ------------


                                    18

               GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -----------------------------------------------------------------------------------------------------------------------------
                                                                  PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                           VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------------
 FLOATING RATE NOTES
   Racers Trust - Zurich Capital FLT                          $ 8,500,000                          07/15/01       $  8,495,223
   General Motors Acceptance Corp.                              5,000,000                          07/08/01          5,001,632
                                                                                                                  ------------

 TOTAL FLOATING NOTES (4.82%) (AMORTIZED COST $13,501,632)                                                          13,496,855
                                                                                                                  ------------
 TIME DEPOSITS
   Banco Espirito Santo Euro                                    5,000,000           4.29           08/24/01          5,000,000
   Banco Espirito Santo Euro                                    3,000,000           7.03           07/19/01          3,000,000
                                                                                                                  ------------

 TOTAL TIME DEPOSITS (2.86%) (AMORTIZED COST $8,000,000)                                                             8,000,000
                                                                                                                  ------------

 TOTAL NET INVESTMENTS (99.81%) (AMORTIZED COST $279,197,754)                                                      279,191,825

   Other net assets (0.19%)                                                                                            517,267
                                                                                                                  ------------

 TOTAL NET ASSETS (100.00%)                                                                                       $279,709,092
                                                                                                                  ============


 * Commercial paper sold within terms of a private placement memorandum, except from registration under Sections 4(2) of the Security Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board of directors.

See accompanying notes to the financial statements.

                                    19

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 MANAGEMENT DISCUSSION

 The Bond Index Fund returned 3.23% for the first half of 2001. The Lehman Government/Credit Index returned 3.51% for the same period, under-performing the broader Lehman Aggregate Index by .11%. The 5-year return for the Fund was 7.26% versus 7.02% for the Lehman Government/Credit Index. Corporate bonds were the best performing sector of the market, followed by Agencies and Treasuries.

 Corporate bond issuance for the first six months of 2001 outpaced the entire year of 2000. Lower yields, and narrower credit spreads coupled with a perception that earnings disappointments would restrict access to the credit markets later in the year, prompted issuers (some of which hadn't been seen in years) to sell new debt.

 The U.S. Government continued its buyback program, reducing outstanding debt to approximately $2.85 Trillion from $2.97 Trillion (4% reduction) versus a 10% reduction during 2000.

 GROWTH OF A $10,000 INVESTMENT

                           [GRAPH--BOND INDEX FUND]

                                             Lehman Brothers
                                Bond Index    Gov/Corp Bond
                                   Fund           Index
                  12/31/90       10,000.00      10,000.00
                  06/30/91       10,000.00      10,424.80
                  12/31/91       10,970.92      11,612.60
                  06/30/92       11,266.15      11,902.45
                  12/31/92       11,691.91      12,492.45
                  06/30/93       12,567.03      13,467.61
                  12/31/93       12,906.75      13,874.06
                  06/30/94       12,318.63      13,271.51
                  12/31/94       12,385.81      13,386.97
                  06/30/95       13,828.49      14,965.29
                  12/31/95       14,741.15      15,962.58
                  06/30/96       14,467.17      15,662.16
                  12/31/96       15,186.74      16,426.32
                  06/30/97       15,592.08      16,875.91
                  12/31/97       16,604.45      18,028.37
                  06/30/98       17,264.80      18,780.51
                  12/31/98       18,033.77      19,734.75
                  06/30/99       17,533.56      19,286.38
                  12/31/99       17,514.48      18,871.34
                  06/30/00       18,244.43      19,657.33
                  12/31/00       19,629.15      21,986.72
                  06/30/01       20,233.52      22,759.33

 ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

         Average Annual Returns*                         10.90%        6.94%          7.30%         7.85%

          * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                 $110,870,320
     Short term securities                    1,709,000
                                           ------------
       Total investments                    112,579,320
   Cash                                           1,466
   Interest receivable                        2,067,148
                                           ------------
       Total assets                         114,647,934
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      21,185
   Payable to General American Life
    Insurance Company                             4,237
                                           ------------
       Total liabilities                         25,422
                                           ------------
         Total net assets                  $114,622,512
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                         $111,411,940
   Accumulated undistributed net
    investment income                         3,209,903
   Accumulated undistributed net realized
    gain on investments                         517,853
   Accumulated net unrealized
    depreciation on investments                (517,184)
                                           ------------
     Net assets                            $114,622,512
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                 4,055,674

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      28.26

 TOTAL AMORTIZED COST OF INVESTMENTS       $110,361,739

 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Interest                                 $3,371,290

 EXPENSES:
   Investment management charge                134,489
   Administrative charge                        26,898
                                            ----------
     Total expenses                            161,387
                                            ----------
       Net investment income                 3,209,903
                                            ----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments            517,853
                                            ----------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss from investments       (517,184)
                                            ----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $3,210,572
                                            ==========


 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                   2001*                    2000
                                                               -------------            ------------
 Operations:
     Net investment income                                     $  3,209,903             $  5,555,519
     Net realized gain (loss) on investments                        517,853                 (621,759)
     Net unrealized gain (loss) on investments                     (517,184)               6,174,501
                                                               ------------             ------------
         Net increase in net assets from operations               3,210,572               11,108,261
     Capital share transactions                                   5,392,713               23,869,937
                                                               ------------             ------------
         Net increase in net assets                               8,603,285               34,978,198
     Net assets, beginning of year                              106,019,227               71,041,029
                                                               ------------             ------------
 Net assets, end of year                                       $114,622,512             $106,019,227
                                                               ============             ============

 * Unaudited

 See accompanying notes to the financial statements.

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 FINANCIAL HIGHLIGHTS


                                                                  SIX
                                                                 MONTHS
                                                                 ENDED
                                                                JUNE 30                      YEAR ENDED DECEMBER 31
                                                                --------       --------------------------------------------------
                                                                 2001*           2000          1999          1998          1997
                                                                --------       --------       -------       -------       -------
 Net asset value, beginning of year (1)                         $  27.42       $  24.46       $ 25.19       $ 23.19       $ 21.21
                                                                --------       --------       -------       -------       -------
 Income from operations:
 Net investment income                                              0.82           1.58          1.42          1.40          1.39
 Net realized and unrealized gain (loss) on investments             0.02           1.38         (2.15)         0.60          0.59
                                                                --------       --------       -------       -------       -------
 Net increase (decrease) in asset value per share                   0.84           2.96         (0.73)         2.00          1.98
                                                                --------       --------       -------       -------       -------
 Net asset value, end of year                                   $  28.26       $  27.42       $ 24.46       $ 25.19       $ 23.19
                                                                ========       ========       =======       =======       =======

 Total return (2)                                                  3.08%         12.07%        (2.88%)        8.61%         9.34%

 Net assets, end of period (in thousands)                       $114,622       $106,019       $71,041       $69,177       $48,330
 Ratio of expenses to average net assets (3)                       0.29%          0.30%         0.30%         0.30%         0.30%
 Ratio of net investment income to average net assets (3)          5.82%          6.21%         5.75%         5.80%         6.25%
 Portfolio turnover rate                                          26.83%         25.05%        28.86%        54.00%        47.40%



                                                                                     YEAR ENDED DECEMBER 31
                                                                -----------------------------------------------------------------
                                                                  1996           1995          1994          1993          1992
                                                                --------       --------       -------       -------       -------
 Net asset value, beginning of year (1)                         $  20.59       $  17.30       $ 18.03       $ 16.33       $ 15.32
                                                                --------       --------       -------       -------       -------
 Income from operations:
 Net investment income                                              1.29           1.25          1.06          1.07          1.09
 Net realized and unrealized gain (loss) on investments            (0.67)          2.04         (1.79)         0.63         (0.08)
                                                                --------       --------       -------       -------       -------
 Net increase (decrease) in asset value per share                   0.62           3.29         (0.73)         1.70          1.01
                                                                --------       --------       -------       -------       -------
 Net asset value, end of year                                   $  21.21       $  20.59       $ 17.30       $ 18.03       $ 16.33
                                                                ========       ========       =======       =======       =======

 Total return (2)                                                  3.02%         19.02%        (4.04%)       10.39%         6.57%

 Net assets, end of year (in thousands)                         $ 38,015       $ 39,316       $26,458       $47,636       $20,217
 Ratio of expenses to average net assets (3)                       0.30%          0.30%         0.30%         0.30%         0.39%
 Ratio of net investment income to average net assets (3)          6.26%          6.43%         6.19%         6.11%         6.89%
 Portfolio turnover rate                                          44.28%         35.35%        46.42%         8.80%        43.50%

 Notes:
 (1) Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.

 * Unaudited

 See accompanying notes to the financial statements.

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 CORPORATE BONDS
 Aerospace & Military Technology (1.10%)
   Raytheon Co., 6.45%, due 08/15/2002                         $  500,000       $   501,753
   Lockheed Martin Corp., 8.2%, due 12/01/2009                    700,000           753,950
                                                                                -----------
                                                                                  1,255,703
                                                                                -----------
 Air Transportation (0.48%)
   Boeing Company, 8.1%, due 11/15/2006                           500,000           550,476
                                                                                -----------
 Business Machines (1.35%)
   IBM Corp., 7.5%, due 06/15/2013                                 50,000           537,204
   Pitney Bowes Credit Corp., 5.65%, due 01/15/2003             1,000,000         1,009,966
                                                                                -----------
                                                                                  1,547,170
                                                                                -----------
 Chemicals (0.90%)
   DuPont EI De Nemours Co., 6.875%, due 10/15/2009             1,000,000         1,031,424
                                                                                -----------
 Commercial Banking (6.01%)
   ABN AMRO Bank-NY, 7.125%, due 10/15/2093                       500,000           476,535
   Chase Manhattan Corp., 7.0%, due 11/15/2009                  1,000,000         1,020,798
   Deutsche Augleichsbank, 6.5%, due 09/15/2004                   500,000           517,564
   HSBC Holding PLC, 7.5%, due 07/15/2009                         500,000           522,555
   Inter-American Development Bank, 5.375%, due 11/18/2008      1,700,000         1,654,868
   NationsBank Corp., 7.75%, due 08/15/2015                     1,100,000         1,160,177
   Sanwa Finance Aruba, 8.35%, due 07/15/2009                     500,000           536,153
   Wells Fargo Capital, 7.95%, due 12/01/2026                   1,000,000         1,001,511
                                                                                -----------
                                                                                  6,890,161
                                                                                -----------
 Domestic Oil (1.18%)
   Conoco Inc., 5.9%, due 04/15/2004                              800,000           809,814
   Phillips Petroleum Co., 8.5%, due 05/25/2025                   500,000           542,590
                                                                                -----------
                                                                                  1,352,404
                                                                                -----------
 Energy & Utilities (0.91%)
   Dominion Resources, 7.625%, due 07/15/2005                   1,000,000         1,045,755
                                                                                -----------
 Finance (Non-Banking) (6.74%)
   Associates Corp N American, 5.8%, due 04/20/2004               500,000           505,183
   Citigroup Inc., 5.75%, due 05/10/2006                        1,000,000           990,722
   General Electric Capital Corp., 6.8%, due 11/01/2005         1,000,000         1,047,404
   Heller Financial Inc., 6.375, due 03/15/2006                 1,000,000         1,007,557
   Household Finance, 7.875%, due 03/01/2007                    1,000,000         1,067,865
   Lehman Brothers Holdings Inc, 7.750%, due 01/15/05           1,000,000         1,052,050
   Merrill Lynch & Co. Inc., 7.0%, due 03/15/2006               1,500,000         1,556,981
   Qwest Capital Funding, 7.25%, due 02/15/2011                   500,000           494,984
                                                                                -----------
                                                                                  7,722,746
                                                                                -----------
 Food & Agriculture (1.29%)
   Coca Cola Enterprises, 5.75%, due 11/01/2008                   500,000           484,024
   Diageo Capital PLC, 6.125, due 08/15/2005                      500,000           506,013
   Kellogg Co., 6.6%, 04/01/2011                                  500,000           488,601
                                                                                -----------
                                                                                  1,478,638
                                                                                -----------
                                                      (continued)

                                    23

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 Energy Raw Materials (1.31%)
   Enron Corp., 9.125%, due 04/01/2003                         $  500,000       $   529,912
   Williams Co., 7.625%, due 07/15/2019                         1,000,000           965,544
                                                                                -----------
                                                                                  1,495,456
                                                                                -----------
 Industrial Miscellaneous (0.45%)
   Phillip Morris Companies, 7.0%, due 07/15/2005                 500,000           511,778
                                                                                -----------
 International Oil (0.43%)
   Norsk Hydro AS, 6.36%, due 01/15/2009                          500,000           490,092
                                                                                -----------
 Media (2.66%)
   Disney (Walt) Co., 6.75%, due 03/30/2006                       500,000           517,352
   News America Inc., 6.625%, due 01/09/2008                      800,000           781,867
   Time Warner Inc., 10.15%, due 05/01/2012                     1,000,000         1,221,967
   Viacom Inc., 7.7%, due 07/30/2010                              500,000           527,266
                                                                                -----------
                                                                                  3,048,452
                                                                                -----------
 Motor Vehicles (1.74%)
   Ford Motor Co., 6.625%, due 10/01/2028                         500,000           431,275
   Ford Motor Credit, 7.75%, due 02/15/2007                       500,000           524,575
   General Motors Acceptance Corp, 7.75%, due 01/19/2010        1,000,000         1,043,451
                                                                                -----------
                                                                                  1,999,301
                                                                                -----------
 Paper & Forest Products (0.47%)
   Georgia-Pacific Corp., 9.5%, 12/01/2011                        500,000           543,423
                                                                                -----------
 Railroads & Shipping (1.33%)
   CSX Corp., 7.9%, 05/01/2017                                    500,000           527,283
   Union Pacific Corp., 6.4%, due 02/01/2006                    1,000,000         1,001,965
                                                                                -----------
                                                                                  1,529,248
                                                                                -----------
 Real Estate (0.44%)
   Simon Debartolo Group Inc., 6.625%, 06/15/2003                 500,000           502,060
                                                                                -----------
 Retail (0.82%)
   Lowes Companies Inc., 6.875%, due 02/15/2028                 1,000,000           933,615
                                                                                -----------
 Soaps & Cosmetics (0.91%)
   Unilever Capital Corp, 7.125%, due 11/01/2010                1,000,000         1,040,294
                                                                                -----------
 Telephone (4.99%)
   Alltell Corp., 6.8%, due 05/01/2029                            500,000           445,764
   AT&T Corp, 6.00%, due 03/15/2009                             1,000,000           934,800
   GTE North Inc Series H, 5.65%, due 11/15/2008                2,000,000         1,893,816
   Southwestern Bell, 6.625%, due 07/15/2007                    1,000,000         1,021,917
   Sprint Capital Corp., 6.125%, due 11/15/2008                 1,000,000           925,113
   Worldcom Inc., 6.5%, due 05/15/2004                            500,000           500,924
                                                                                -----------
                                                                                  5,722,334
                                                                                -----------
 Utilities, Electrical & Gas (1.85%)
   Consolidated Edison Co. of NY Inc., 6.45%, due 12/01/2007    1,000,000           974,855
   Hydro Quebec, 8.40%, 01/15/2022                              1,000,000         1,147,059
                                                                                -----------
                                                                                  2,121,914
                                                                                -----------

 TOTAL CORPORATE BONDS (37.36%) (AMORTIZED COST $42,473,850)                     42,812,444
                                                                                -----------

                                                      (continued)

                                    24

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 AGENCY SECURITIES
 Government & State Agency (18.39%)
   Federal Home Loan Bank Bond, 6.25%, due 08/15/2004          $1,500,000       $ 1,548,035
   Federal Home Loan Mortgage Co., 7.00%, due 07/15/2005        1,000,000         1,056,759
   FFCB, 5.75%, due 01/18/2011                                  1,000,000           970,099
   FHLB, 5.085%, due 10/07/2008                                 1,000,000           948,904
   FHLMC, 7.375%, due 05/15/2003                                2,000,000         2,097,032
   FHLMC, 6.25%, due 07/15/2004                                 3,000,000         3,094,523
   FNMA, 6.80%, due 01/10/2003                                    500,000           518,029
   FNMA, 5.750%, due 02/15/2008                                 2,000,000         1,990,153
   FNMA, 6.25%, due 05/15/2029                                  1,500,000         1,434,476
   FNMA, 5.750%, due 06/15/2005                                 2,700,000         2,741,205
   FNMA, 6.375%, due 06/15/2009                                   500,000           510,457
   FNMA, 6.210%, due 08/06/2038                                   625,000           595,927
   FNMA, 7.10%, due 10/18/2004                                  1,000,000         1,009,554
   FNMA, 7.00%, due 07/15/2005                                  1,000,000         1,060,067
   Italy - Global, 7.25%, due 02/07/2005                          500,000           530,198
   Tennessee Valley Authority, 6.00% due 03/15/2013             1,000,000           975,388
                                                                                -----------

 TOTAL AGENCY SECURITIES (18.39%) (AMORTIZED COST
  $20,709,106)                                                                   21,080,806
                                                                                -----------

 GOVERNMENT SECURITIES
 United States Government Securities (39.59%)
   US Treasury, 6.0%, due 08/15/2009                            1,000,000         1,039,932
   US Treasury Bonds, 10.75%, due 02/15/2003                    3,000,000         3,303,507
   US Treasury Bonds, 9.875%, due 11/15/2015                      500,000           696,803
   US Treasury Bonds, 7.25%, due 05/15/2016                     1,000,000         1,706,859
   US Treasury Bonds, 8.75%, due 05/15/2017                     1,000,000         1,296,493
   US Treasury Bonds, 8.125%, due 08/15/2019                    1,800,000         2,240,728
   US Treasury Bonds, 7.250%, due 08/15/2022                    2,500,000         2,898,715
   US Treasury Bonds, 6.625%, due 02/15/2027                    1,000,000         1,095,442
   US Treasury Bonds, 5.50%, due 08/15/2028                       500,000           474,092
   US Treasury Notes, 5.0%, due 02/15/2011                      1,500,000         1,455,468
   US Treasury Notes, 6.00%, due 02/15/2026                     2,300,000         2,326,119
   US Treasury Notes, 6.125%, due 11/15/2027                    2,000,000         2,060,650
   US Treasury Notes, 5.25%, due 08/15/2003                     1,000,000         1,017,952
   US Treasury Notes, 6.50%, due 05/31/2002                     1,000,000         1,023,421
   US Treasury Notes, 6.25%, due 06/30/2002                     1,000,000         1,022,730
   US Treasury Notes, 6.125%, due 08/15/2007                      500,000           524,953
   US Treasury Notes, 5.50%, due 02/15/2008                     1,000,000         1,015,240
   US Treasury Notes, 4.75%, due 11/15/2008                     4,000,000         4,153,396
   US Treasury Notes, 5.75%, due 08/15/2003                     2,300,000         2,364,214
   US Treasury Notes, 5.875%, due 02/15/2004                    3,000,000         3,099,837
   US Treasury Notes, 7.25%, due 05/15/2004                     1,000,000         1,070,638
   US Treasury Notes, 7.25%, due 08/15/2004                     1,000,000         1,073,821
   US Treasury Notes, 7.875%, due 11/15/2004                    1,000,000         1,095,076
   US Treasury Notes, 6.5%, due 05/15/2005                      3,000,000         3,171,885
   US Treasury Notes, 5.875%, due 11/15/2005                    1,000,000         1,035,713

                                                      (continued)

                                    25

             GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 United States Government Securities (continued)
   US Treasury Notes, 7.00%, due 07/15/2006                    $2,000,000       $ 2,169,872
   US Treasury Notes, 6.50%, due 10/15/2006                       500,000           531,774
   US Treasury Notes, 5.75%, due 11/15/2005                       400,000           411,924
                                                                                -----------
                                                                                 45,377,254
                                                                                -----------
 Other Government Securities (1.39%)
   Government of Canada, 6.75%, due 08/28/2006                  1,000,000         1,052,816
   United Mexican States, 9.875%, due 02/01/2010                  500,000           547,000
                                                                                -----------
                                                                                  1,599,816
                                                                                -----------

 TOTAL GOVERNMENT SECURITIES (40.98%) (AMORTIZED COST
   $45,469,783)                                                                  46,977,070
                                                                                -----------

 TOTAL BONDS (96.73%) (AMORTIZED COST $108,652,739)                             110,870,320
                                                                                -----------
 -------------------------------------------------------------------------------------------
                                                                  PAR              MARKET
 SHORT TERM SECURITIES                                           VALUE             VALUE
 -------------------------------------------------------------------------------------------
 Commercial Paper (1.49%)
   Nestle Capital Co., due 07/02/2001                           1,709,000          1,709,000

 TOTAL SHORT TERM SECURITIES (1.49%) (AMORTIZED COST
  $1,709,000)                                                                      1,709,000
                                                                                ------------

 TOTAL INVESTMENTS (98.22%) (AMORTIZED COST $110,361,739)                        112,579,320

   Other net assets (1.78%)                                                        2,043,192
                                                                                ------------

 TOTAL NET ASSETS (100.00%)                                                     $114,622,512
                                                                                ============

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 MANAGEMENT DISCUSSION

 After several quarters of sharply lagging value, growth indices outperformed in the second quarter. Year-to-date, however, value remains far ahead of growth. In the Russell 1000, growth outperformed value 8.4% to 4.9% in the quarter but value has substantially outperformed growth (-1.3% to -14.2%) year-to-date. As has often been the case, Technology's higher weighting in the growth index was the largest contributor to the return differential. At the sector level, returns were mixed, with growth names outperforming value names in roughly half the sectors. The most meaningful divergences were those where growth names outperformed in Technology, while value names did better in Health Care.

 Successful sector weighting decisions were the key to above-benchmark second-quarter returns. We entered the second quarter expecting the market to be struggled with the conflicting effects of easier monetary policy and deteriorating earnings comparisons. We overweighted the Consumer Discretionary, Technology and Materials sectors, with a specific focus on retail stocks in the Consumer Discretionary sector and communications technology issues in Technology. We were underweight Financial Services, Consumer Staples, and Utilities. Only the underweighting of Financial Services detracted from second quarter performance. The emphasis on Consumer Discretionary over Consumer Staples and the underweighting of Utilities were notably successful.

 Changes in the portfolio's positioning are driven primarily by valuation. As a result of the past year's price movements, we continue to find value opportunities among depressed growth companies, funding purchases by significantly reducing investments in utilities and defensive names. The positioning of the Large-Cap Value accounts grows out of a process aimed at systematically investing in fundamentally sound companies when their valuations are attractive. The strategy is bottom-up and valuation driven. Companies that are fairly valued are sold in favor of companies whose stock prices are depressed relative to their underlying fundamental business prospects.

 The June 29 reconstitution of the Russell 1000 Value Index cut the weighting of Health Care and Consumer Staples by several percentage points, while the weight in Technology and Utilities rose. We did not change portfolio weights specifically to mimic the change in the index. We therefore enter the third quarter less overweighted in Technology and less underweighted in Consumer Staples than at the beginning of the quarter and with a near-market weight in Health Care.

 We continue to believe that our strategy's emphasis on style consistency will give us a long-term competitive edge versus our peer group.
 Moreover, we believe that fundamental analysis combined with price driven disciplines will continue to give us an edge versus passive strategies as represented by the Russell 1000 Value benchmark.

 GROWTH OF A $10,000 INVESTMENT

                          [GRAPH--MANAGED EQUITY FUND]


                        Managed Equity                 Russell 1000
                             Fund        Barra Value      Value
             12/31/90      10,000.00      10,000.00     10,000.00
             06/30/91      10,000.00      11,887.51     10,000.00
             12/31/91      11,022.63      12,256.21     12,460.00
             06/30/92      11,053.56      12,839.34     12,460.00
             12/31/92      11,756.87      13,546.16     14,179.48
             06/30/93      11,993.09      15,212.03     14,179.48
             12/31/93      12,799.15      16,066.73     16,745.97
             06/30/94      12,426.44      15,684.49     16,745.97
             12/31/94      12,340.63      15,964.11     16,411.05
             06/30/95      14,719.99      19,026.17     16,411.05
             12/31/95      16,458.58      21,869.89     22,696.48
             06/30/96      17,994.02      23,744.05     24,394.74
             12/31/96      19,902.08      26,681.70     27,608.88
             06/30/97      22,596.73      31,080.63     32,490.24
             12/31/97      24,537.70      34,681.46     37,322.48
             06/30/98      26,836.52      38,888.53     41,859.18
             12/31/98      28,018.82      39,770.65     43,155.65
             06/30/99      31,590.47      45,321.40     48,710.30
             12/31/99      28,869.99      44,830.71     46,325.73
             06/30/00      27,483.93      43,005.38     44,365.97
             12/31/00      32,514.77      47,557.81     49,575.94
             06/30/01      33,878.53      46,412.62     48,455.52

 ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

         Average Annual Returns*                         23.27%        13.49%        12.98%         11.20%

* Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $57,991,064
   Cash                                          11,738
   Broker receivable                            299,730
   Dividends receivable                          64,342
                                            -----------
       Total assets                          58,366,874
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      14,643
   Payable to General American Life
    Insurance Company                             5,008
   Payable to broker                             54,600
                                            -----------
       Total liabilities                         74,251
                                            -----------
         Total net assets                   $58,292,623
                                            ===========

 COMPONENTS OF NET ASSETS:
   Paid-in capital                          $55,909,595
   Accumulated undistributed net
    investment income                           514,186
   Accumulated undistributed net realized
    gain on investments                       3,773,312
   Accumulated net unrealized depreciation
    on investments                           (1,904,470)
                                            -----------
       Net assets                           $58,292,623
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,353,193

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     43.08

 TOTAL AMORTIZED COST OF INVESTMENTS        $56,191,230

 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Dividends                                $   514,186

 EXPENSES:
   Investment management charge                  85,353
   Administrative charge                         29,155
                                             ----------
     Total expenses                             114,508
                                             ----------
       Net investment income                    399,678
                                             ----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           3,773,312
                                             ----------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments        (1,904,470)
                                             ----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                 $2,268,520
                                             ==========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                   2001*                    2000
                                                               -------------            ------------
 Operations:
     Net investment income                                      $   399,678             $    805,420
     Net realized gain on investments                             3,773,312               18,535,496
     Net unrealized loss on investments                          (1,904,470)             (12,527,534)
                                                                -----------             ------------
         Net increase in net assets from operations               2,268,520                6,813,382
     Capital share transactions                                    (167,777)             (15,333,251)
                                                                -----------             ------------
         Net increase (decrease) in net assets                    2,100,743               (8,519,869)
     Net assets, beginning of year                               56,191,880               64,711,749
                                                                -----------             ------------
 Net assets, end of period                                      $58,292,623             $ 56,191,880
                                                                ===========             ============

 * Unaudited

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                             SIX
                                                            MONTHS
                                                            ENDED
                                                           JUNE 30                      YEAR ENDED DECEMBER 31
                                                           --------       ---------------------------------------------------
                                                            2001*           2000           1999          1998          1997
                                                           --------       --------       --------       -------       -------
 Net asset value, beginning of year (1)                    $  41.34       $  36.71       $  35.63       $ 31.20       $ 25.31
                                                           --------       --------       --------       -------       -------
 Income from operations:
 Net investment income                                         0.29           0.52           0.42          0.48          0.63
 Net realized and unrealized gain on investments               1.45           4.11           0.66          3.95          5.26
                                                           --------       --------       --------       -------       -------
 Net increase in asset value per share                         1.74           4.63           1.08          4.43          5.89
                                                           --------       --------       --------       -------       -------
 Net asset value, end of period                            $  43.08       $  41.34       $  36.71       $ 35.63       $ 31.20
                                                           ========       ========       ========       =======       =======

 Total return (2)                                             4.19%         12.62%          3.04%        14.19%        23.29%

 Net assets, end of period (in thousands)                  $ 58,293       $ 56,192       $ 64,712       $61,804       $59,138
 Ratio of expenses to average net assets (3)(4)               0.39%          0.39%          0.39%         0.39%         0.41%
 Ratio of net investment income to average net
   assets (3)                                                 1.37%          1.38%          1.14%         1.46%         2.19%
 Portfolio turnover rate                                     75.05%        162.96%         16.00%        67.23%        49.43%


                                                                                 YEAR ENDED DECEMBER 31
                                                           ------------------------------------------------------------------
                                                             1996           1995           1994          1993          1992
                                                           --------       --------       --------       -------       -------
 Net asset value, beginning of year (1)                    $  20.93       $  15.69       $  16.27       $ 14.95       $ 14.02
                                                           --------       --------       --------       -------       -------
 Income from operations:
 Net investment income                                         0.68           0.58           0.43          0.32          0.35
 Net realized and unrealized gain (loss) on
   investments                                                 3.70           4.66          (1.01)         1.00          0.58
                                                           --------       --------       --------       -------       -------
 Net increase (decrease) in asset value per share              4.38           5.24          (0.58)         1.32          0.93
                                                           --------       --------       --------       -------       -------
 Net asset value, end of year                              $  25.31       $  20.93       $  15.69       $ 16.27       $ 14.95
                                                           ========       ========       ========       =======       =======

 Total return (2)                                            20.92%         33.37%         (3.58%)        8.87%         6.66%

 Net assets, end of year (in thousands)                    $ 48,587       $ 40,902       $ 31,487       $32,885       $29,401
 Ratio of expenses to average net assets (3)                  0.47%          0.48%          0.49%         0.50%         0.51%
 Ratio of net investment income to average net
   assets (3)                                                 2.97%          3.14%          2.65%         2.07%         2.55%
 Portfolio turnover rate                                     36.44%         44.82%        103.93%        25.89%         9.34%

 Notes:
 (1) Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.
 (4) On March 1, 1997, Conning Asset Management Company took over the asset management of the Managed Equity Fund. The management fee was reduced from .50 percent to .40 percent on the first $10 million of assets, from .35 percent to .30 percent on the balance over $10 million and less than $30 million and from .30 percent to .25 percent on the balance in excess of $30 million.

 * Unaudited

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ---------------------------------------------------------
                                                 MARKET
 COMMON STOCK                     SHARES         VALUE
 ---------------------------------------------------------
 Business Machines (2.30%)
   Compaq Computer Corp.*           86,700    $  1,342,983
                                              ------------
 Business Services (4.40%)
   Cendant Corp.                    74,700       1,456,650
   Sun Microsystems Inc.*           70,600       1,109,832
                                              ------------
                                                 2,566,482
                                              ------------
 Chemicals (6.81%)
   E I Du Pont De Nemours &
     Co.*                           19,400         935,856
   Honeywell International
     Inc.*                          24,395         853,581
   Pharmacia Corp.*                 25,500       1,171,725
   Rohm & Haas Co.*                 30,600       1,006,740
                                              ------------
                                                 3,967,902
                                              ------------
 Commercial Banking (12.40%)
   Bank Of America Corp.*            8,500         510,255
   Citigroup Inc.*                  35,361       1,868,475
   JP Morgan Chase & Co.*           27,600       1,230,960
   Suntrust Banks Inc.*             16,700       1,081,826
   US Bancorp*                      57,900       1,319,541
   Wells Fargo & Co.*               26,300       1,221,109
                                              ------------
                                                 7,232,166
                                              ------------
 Domestic Oil (2.02%)
   Unocal Corp.*                    34,500       1,178,175
                                              ------------
 Drugs & Medicines (2.16%)
   Schering-Plough Corp.*           34,700       1,257,528
                                              ------------
 Electronics (4.57%)
   Intel Corp.*                     43,400       1,269,450
   Motorola Inc.*                   84,400       1,397,664
                                              ------------
                                                 2,667,114
                                              ------------
 Energy Raw Materials (1.63%)
   Schlumberger*                    18,000         947,700
                                              ------------
 Finance (Non-Banking) (6.53%)
   Fleet Boston Financial
     Corp.*                         27,500       1,084,875
   Morgan Stanley, Dean Witter
     & Co.*                         24,400       1,567,212
   Aim Liquid Asset Portfolio-
     Cash Mgmt.                  1,155,834       1,155,834
                                              ------------
                                                 3,807,921
                                              ------------
 Food & Agriculture (1.17%)
   Kraft Food                       22,030         682,930
                                              ------------
 Industrial Miscellaneous (1.27%)
   Anadarko Petroleum Co.*          13,700         740,211
                                              ------------
 Insurance (6.41%)
   American International Group
     Inc.*                          13,100       1,126,600


 ---------------------------------------------------------
                                                 MARKET
 COMMON STOCK                     SHARES         VALUE
 ---------------------------------------------------------
 Insurance (continued)
   Marsh & McLennan Cos Inc.*       12,400    $  1,252,400
   XL Capital Ltd. - Class A*       16,500       1,354,650
                                              ------------
                                                 3,733,650
                                              ------------
 International Oil (5.82%)
   BP Amoco Plc.*                   25,332       1,262,800
   Exxon Mobil Corporation*         12,632       1,103,405
   Texaco Inc.*                     15,400       1,025,640
                                              ------------
                                                 3,391,845
                                              ------------
 Media (7.35%)
   Liberty Media*                   78,500       1,372,965
   Gannett Co Inc.*                  9,000         593,100
   Interpublic Group Co.*           38,261       1,122,960
   News Corp Ltd. (adr)*            32,200       1,196,230
                                              ------------
                                                 4,285,255
                                              ------------
 Miscellaneous & Conglomerates (1.96%)
   Hartford Financial Services
     Group*                         16,700       1,142,280
                                              ------------
 Motor Vehicles (2.38%)
   General Motors - Class H         68,646       1,390,082
                                              ------------
 Non-Ferrous Metals (2.00%)
   Alcoa Inc.                       29,620       1,167,028
                                              ------------
 Paper & Forest Products (3.71%)
   International Paper Co.*         30,000       1,071,000
   Kimberly-Clark Corp.*            19,500       1,090,050
                                              ------------
                                                 2,161,050
                                              ------------
 Producer Goods (3.26%)
   Caterpillar Inc.*                15,500         775,775
   Delphi Automotive Systems*       70,500       1,123,065
                                              ------------
                                                 1,898,840
                                              ------------
 Railroads & Shipping (0.97%)
   Burlington Northern Santa
     Fe*                            18,700         564,179
                                              ------------
 Retail (4.77%)
   Federated Department Stores      18,400         782,000
   McDonald's Corp.*                41,900       1,133,814
   Staples Inc.                     53,900         861,861
                                              ------------
                                                 2,777,675
                                              ------------
 Soaps & Cosmetics (1.83%)
   Procter & Gamble Co.*            16,700       1,065,460
                                              ------------
 Telephone (9.65%)
   A T & T Corp.*                   27,400         602,800
   Bellsouth Corp.*                 15,900         640,293
   SBC Communications Inc.*         26,200       1,049,572
   Sprint Corp.*                    66,100       1,411,896

                      (continued)

                                    30


              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ---------------------------------------------------------
                                                 MARKET
 COMMON STOCK                     SHARES         VALUE
 ---------------------------------------------------------
 Telephone (continued)
   Verizon Communications*          11,000    $    588,500
   Worldcom Inc-Worldcom Group*     89,200       1,334,432
                                              ------------
                                                 5,627,493
                                              ------------
 Tobacco (1.99%)
   Philip Morris Companies
     Inc.*                          22,830       1,158,623
                                              ------------
 Travel & Recreation (2.12%)
   Walt Disney Productions*         42,800       1,236,492
                                              ------------

 TOTAL COMMON STOCK (99.48%)
   (COST $56,191,230)                           57,991,064
                                              ------------

 TOTAL INVESTMENTS (99.48%)
   (AMORTIZED COST $56,191,230)                 57,991,064

   Other net assets (0.52%)                        301,559
                                              ------------


 TOTAL NET ASSETS (100.00%)                   $ 58,292,623
                                              ============


 * Non-income producing securities.

 See accompanying notes to financial statements.

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION

Ongoing concerns about the U.S. economy led to the Federal Reserve cutting the Federal Funds rate by 125 basis points to 3.75% in the second quarter. Additionally, the FOMC announced a bias towards easing should economic indicators continue to warrant lowering the Federal Funds rate further. Interest rates responded to the changing prospects for the economy by taking divergent courses. Short rates fell as investors reacted to the 2.75% cut in the Federal Funds rate since the initiation of the easing campaign in January. Rates on longer maturities, however, rose as investors expect the economy to recover longer term. Government yields on the shorter end of the curve rose over 50 basis points on average during the quarter. Yields on longer treasuries didn't have as large an increase.

The aggressive Fed easing and hopes that the corporate earnings picture would improve later in 2001 spurred a buying spree within the investment grade corporate sector, which resulted in a dramatic tightening in yield spreads relative to Treasuries in April and May. Those spreads widened in June as important statistics such as jobless claims and consumer credit signaled that corporate profits were not likely to see a straight-line recovery. Performance was negatively impacted by our corporate underweight as the sector performed strongly in April and May. Spreads on corporates widened relative to Treasuries in June in response to weak economic data, providing an opportunity to add to our position and move toward a neutral corporate weighting.

High Yield Sector   The higher quality end of the high yield corporate sector
performed well early in the quarter as investors snapped up bonds. Lower quality issues, however, were hit as the economic picture took a turn for the worse towards the end of the period. We had below-normal exposure to high yield in the portfolio, which helped to limit the negative impact on performance.

Mortgage/Asset Backed/CMBS Sector   As rates rose, mortgage prepayment rates
declined from their first quarter peak. This level is still quite high, and supply pressures grew in lower coupon securities used to finance prepayments. Our near-benchmark allocation to mortgage backed securities did not impact performance. Allocations to Asset Backed Securities and Commercial Mortgage Backed Securities outperformed Treasuries, enhancing performance during the quarter.

U.S. economic growth appears to be stabilizing at a relatively low rate, although risks remain. We expect below-trend GDP growth into 2002 due to the capital goods excess, weak corporate profitability, further weakening in employment and continued deterioration in global growth. Prolonged weakness will keep interest rates near their current levels. We feel that the portfolio is currently positioned to benefit from these views.

Our duration and yield curve positioning favor a continued steepening of the yield curve and we will seek to add to duration on weakness in the third quarter. We also intend to increase our allocation to investment grade corporates as valuations improve and we intend to increase our exposure to the high yield corporate sector as well. At current levels, the mortgage sector appears attractive and we have a bias towards increased exposure. Prepayment risk can be triggered through relatively modest rallies in interest rates so this risk must be managed accordingly. We are maintaining our exposure to ABS and CMBS to capture the favorable yield advantage of these high quality sectors.

GROWTH OF A $10,000 INVESTMENT

                         [GRAPH--ASSET ALLOCATION FUND]
                                                     Lehman Brothers
                             Asset                    Intermediate
                           Allocation    S & P 500      Gov/Corp
                              Fund         Index       Bond Index
             12/31/90      10,000.00     10,000.00      10,000.00
             06/30/91      10,000.00     11,432.70      10,434.30
             12/31/91      11,053.36     13,056.94      11,462.60
             06/30/92      11,107.82     12,974.55      11,807.85
             12/31/92      11,789.04     14,060.78      12,284.65
             06/30/93      12,304.80     14,737.53      13,047.28
             12/31/93      12,914.45     15,465.86      13,363.29
             06/30/94      12,464.41     14,934.92      13,013.44
             12/31/94      12,404.70     15,664.79      13,105.31
             06/30/95      14,475.22     18,822.03      14,362.24
             12/31/95      15,987.29     21,531.84      15,112.67
             06/30/96      17,077.93     23,726.80      15,079.72
             12/31/96      18,491.66     26,500.46      15,724.08
             06/30/97      20,512.20     31,926.96      16,169.39
             12/31/97      21,955.05     35,308.34      16,961.37
             06/30/98      24,060.50     41,567.45      17,548.91
             12/31/98      25,875.72     45,402.46      18,388.80
             06/30/99      28,650.76     51,024.65      18,282.70
             12/31/99      31,922.32     61,762.79      18,353.45
             06/30/00      34,043.51     61,500.30      18,941.68
             12/31/00      32,354.88     55,900.70      20,858.96
             06/30/01      30,900.45     52,157.03      22,970.30

ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

         Average Annual Returns*                         (9.23%)       12.59%        11.94%         11.53%

          * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

               Past performance is no assurance of future results.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                 $ 39,724,899
     Common stocks                           65,249,461
                                           ------------
       Total investments                    104,974,360
   Cash                                          83,626
   Receivable from broker                       346,370
   Dividends and interest receivable            686,212
                                           ------------
       Total assets                         106,090,568
                                           ------------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      49,905
   Payable to General American Life
    Insurance Company                             9,981
   Payable to broker                            928,457
                                           ------------
       Total liabilities                        988,343
                                           ------------
         Total net assets                  $105,102,225
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                          111,035,403
   Accumulated undistributed net
    investment income                         1,637,715
   Accumulated undistributed net realized
    gain on investments                       2,296,692
   Accumulated net unrealized
    depreciation on investments              (9,867,585)
                                           ------------
       Net assets                          $105,102,225
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                 2,343,878

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      44.84

 TOTAL AMORTIZED COST OF INVESTMENTS       $104,909,397

 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Dividends                                $   370,617
   Interest                                   1,642,120
                                            -----------
     Total investment income                  2,012,737
                                            -----------
 EXPENSES:
   Investment management charge                 312,518
   Administrative charge                         62,504
                                            -----------
     Total expenses                             375,022
                                            -----------
       Net investment income                  1,637,715
                                            -----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           2,296,692
                                            -----------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments        (9,867,585)
                                            -----------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                $(5,933,178)
                                            ===========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                   2001*                    2000
                                                               -------------            ------------
 Operations:
     Net investment income                                     $  1,637,715             $  2,921,385
     Net realized gain on investments                             2,296,692               50,539,784
     Net unrealized loss on investments                          (9,867,585)             (51,308,452)
                                                               ------------             ------------
         Net increase (decrease) in net assets from
           operations                                            (5,933,178)               2,152,717
     Capital share transactions                                 (36,322,689)              (6,855,188)
                                                               ------------             ------------
         Net decrease in net assets                             (42,255,867)              (4,702,471)
     Net assets, beginning of year                              147,358,092              152,060,563
                                                               ------------             ------------
 Net assets, end of period                                     $105,102,225             $147,358,092
                                                               ============             ============

 * Unaudited

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 FINANCIAL HIGHLIGHTS

                                                          SIX
                                                         MONTHS
                                                         ENDED
                                                        JUNE 30                       YEAR ENDED DECEMBER 31
                                                        --------       -----------------------------------------------------
                                                         2001*           2000           1999           1998           1997
                                                        --------       --------       --------       --------       --------
 Net asset value, beginning of year (1)                 $  46.95       $  46.32       $  37.55       $  31.86       $  26.83
                                                        --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                      0.59           0.91           0.63           0.81           0.96
  Net realized and unrealized gain (loss) on
   investments                                             (2.70)         (0.28)          8.14           4.88           4.07
                                                        --------       --------       --------       --------       --------
 Net increase (decrease) in asset value per share          (2.11)          0.63           8.77           5.69           5.03
                                                        --------       --------       --------       --------       --------
 Net asset value, end of period                         $  44.84       $  46.95       $  46.32       $  37.55       $  31.86
                                                        ========       ========       ========       ========       ========

 Total return (2)                                         (4.49%)         1.36%         23.37%         17.86%         18.73%

 Net assets, end of period (in thousands)               $105,102       $147,358       $152,061       $124,510       $111,269
 Ratio of expenses to average net assets (3)               0.60%          0.60%          0.60%          0.60%          0.60%
 Ratio of net investment income to average net
   assets (3)                                              2.62%          1.88%          1.56%          2.42%          3.24%
 Portfolio turnover rate                                 105.85%        155.18%         12.21%         34.03%         36.34%


                                                                               YEAR ENDED DECEMBER 31
                                                        --------------------------------------------------------------------
                                                          1996           1995           1994           1993           1992
                                                        --------       --------       --------       --------       --------
 Net asset value, beginning of year (1)                 $  23.20       $  18.00       $  18.74       $  17.11       $  16.04
                                                        --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                      0.93           0.82           0.68           0.60           0.62
 Net realized and unrealized gain (loss) on
   investments                                              2.70           4.38          (1.42)          1.03           0.45
                                                        --------       --------       --------       --------       --------
 Net increase (decrease) in asset value per share           3.63           5.20          (0.74)          1.63           1.07
                                                        --------       --------       --------       --------       --------
 Net asset value, end of year                           $  26.83       $  23.20       $  18.00       $  18.74       $  17.11
                                                        ========       ========       ========       ========       ========

 Total return (2)                                         15.66%         28.88%         (3.95%)         9.55%          6.66%

 Net assets, end of year (in thousands)                 $ 86,191       $ 73,387       $ 59,975       $ 65,070       $ 53,369
 Ratio of expenses to average net assets (3)               0.60%          0.60%          0.60%          0.60%          0.60%
 Ratio of net investment income to average net
   assets (3)                                              3.77%          3.92%          3.70%          3.33%          3.80%
 Portfolio turnover rate                                  32.78%         33.74%         75.24%         27.59%         12.14%

 Notes:
 (1) Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.

 * Unaudited

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -------------------------------------------------------------------------------------------
                                                                     PAR           MARKET
 BONDS                                                              VALUE          VALUE
 -------------------------------------------------------------------------------------------
 MORTGAGE BACKED SECURITIES, COLLATERALIZED ASSET BACKED
 SECURITIES AND CMO'S
 Government & State Agency (7.39%)
   Federal Home Loan Mortgage Co., 5.250%, due 02/15/04           $2,600,000    $  2,617,215
   FNMA, 7.125%, due 01/15/30                                        550,000         587,929
   FNMA., 6.250%, due 02/01/11                                       275,000         273,516
   FNMA, 6.250%, due 11/15/02                                        775,000         795,430
   FNMA, 7.250%, due 05/15/30                                        325,000         352,778
   FNMA, 7.125%, due 06/15/10                                        675,000         720,658
   FNMA, 6.625%, due 10/15/07                                        550,000         574,691
   FNMA 1992-128G, 6.000%, due 02/25/22                               83,303          83,141
   GNMA - Pool #387058, 8.000%, due 07/15/25                         674,742         703,937
   GNMA - Pool #544565, 7.000%, due 05/15/31                         674,402         680,687
   GNMA - Pool #505147, 6.500%, due 07/15/14                         241,582         244,588
   GNMA - Pool #434279, 6.500%, due 04/15/14                         138,072         139,790
                                                                                ------------
                                                                                   7,774,360
                                                                                ------------
 Collateralized Asset Backed Securities
   (0.25%)
   Structured Asset Secs. Corp. 1997, 6.790%, due 10/12/34             1,641           1,684
   Tenet Healthcare Corp. Sr. Note 8.000%, due 01/15/05              250,000         256,562
                                                                                ------------
                                                                                     258,246
                                                                                ------------
 Mortgage Backed Securities (1.34%)
   Citibank Credit Cards
     2000-C1 C1, 7.450%, due 09/15/07                                850,000         877,332
   DLJ Commercial Mtge. Corp. 2000 CKP1, 7.500%, due 09/10/10        175,000         180,608
   Residential Asset Sec. Corp. 2001-KS2 A13, 5.751%, due
     08/25/05                                                        350,000         349,769
                                                                                ------------
                                                                                   1,407,709
                                                                                ------------
 -------------------------------------------------------------------------------------------
                                                                     PAR           MARKET
 BONDS                                                              VALUE          VALUE
 -------------------------------------------------------------------------------------------
 Mortgage Backed Securities (continued)
 TOTAL MORTGAGE BACKED SECURITIES, COLLATERALIZED ASSET BACKED
   SECURITIES AND CMO'S (8.98%) (AMORITIZED COST $9,346,810)                    $  9,440,315
                                                                                ------------
 CORPORATE BONDS
 Aerospace & Military Technology (0.20%)
   Bombardier Capital Inc., 7.300%, due 12/15/02                  $  200,000         204,049
                                                                                ------------
 Business Services (0.19%)
   Electronic Data Systems, 7.450%, due 10/15/29                     200,000         201,003
                                                                                ------------
 Chemicals (0.19%)
   Lyondell Chemical, 9.625%, due 05/01/07                           200,000         199,000
                                                                                ------------
 Commercial Banking (1.76%)
   Chase Manhattan Corp., 7.875%, due 06/15/10                       325,000         350,834
   Fleet Boston Corp., 7.250%, due 09/15/05                          300,000         314,402
   JP Morgan & Co. Inc. CMF 1997-C5 Class C, 7.239%,
     due 09/15/29                                                    325,000         331,696
   JP Morgan Chase & Co., 6.750%, due 02/01/11                       175,000         175,244
   Nationslink Funding 1998-2 E, 7.105%, due 11/20/08                350,000         336,947
   Wells Fargo & Co., 6.450%, due 02/01/11                           350,000         344,181
                                                                                ------------
                                                                                   1,853,304
                                                                                ------------
 Containers (0.24%)
   Ball Corp., 8.250%, due 08/01/08                                  250,000         253,125
                                                                                ------------
 Energy & Utilities (0.17%)
   Nisource Finance, 7.500%, due 11/15/03                            175,000         181,330
                                                                                ------------
 Energy Raw Materials (0.21%)
   DTE Energy Co., 6.000%, due 06/01/04                              225,000         225,871
                                                                                ------------
 Finance (Non-Banking) (5.65%)
   Bear Sterns Comm'l Mtg Sec. 2001 Top2 A1, 6.080%,
      due 09/15/10                                                   374,108         370,288
   Capital Auto Receivables, 5.000%, due 12/16/06                    475,000         471,675

                                                        (continued)

                                     35


             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -------------------------------------------------------------------------------------------
                                                                     PAR          MARKET
 BONDS                                                              VALUE          VALUE
 -------------------------------------------------------------------------------------------
 Finance (continued)
   Citigroup Inc., 7.250%, due 10/01/10                           $  400,000    $    416,087
   Citigroup Inc., 6.500%, due 01/18/11                              275,000         272,952
   Daimler Chrysler Auto Trust 2001-A4 Seq., 5.320%, due
     09/15/06                                                        225,000         224,684
   Discover Card Master Trust 2001-5 A, 5.300%, due 11/15/06         475,000         474,504
   Fleet Cred. Card Master Trust 2001-5 A, 5.600%, due 11/15/06      275,000         272,327
   Goldman Sachs Group, 6.625%, due 12/01/04                         100,000         101,953
   Household Finance, 8.000%, due 05/09/05                           300,000         320,042
   John Hancock Capital Corp., 7.900%, due 07/02/10                  475,000         517,974
   MBNA Master Credit Card 2001- L A, 6.500%, due 04/15/10           225,000         230,231
   MBNA Master Credit Card Trust 1999- J A, 7.000%, due
     02/15/12                                                        500,000         522,925
   Merrill Lynch & Co., 5.350%, due 06/15/04                         350,000         348,942
   Morgan Stanley Capital I 1998-WF2 B, 6.663%, due 06/15/08         225,000         225,440
   Morgan Stanley Capital I 1998-XL1 A1, 6.220%, due 06/03/30            397             402
   Morgan Stanley Dean Witter, 7.000%, due 02/15/33                  175,000         174,731
   Morgan Stanley Dean Witter Discover, 6.100%, due 04/15/06         250,000         249,786
   PP&L RRB 1999-1 A5 SEQ, 6.830%, due 03/25/07                      475,000         495,340
   Qwest Capital Funding, 7.900%, due 08/15/10                       225,000         232,447
                                                                                ------------
                                                                                   5,922,730
                                                                                ------------
 Food & Agriculture (0.93%)
   Coca-Cola Enterprises, 6.950%, due 11/15/26                       250,000         245,392
   Conagra Inc., 7.500%, due
     09/15/05                                                        325,000         337,305

 -------------------------------------------------------------------------------------------
                                                                     PAR          MARKET
 BONDS                                                              VALUE          VALUE
 -------------------------------------------------------------------------------------------
 Food & Agriculture (continued)
   Kellogg Co., 7.450%, due 04/01/31                              $  125,000    $    124,927
   Safeway Stores Inc., 6.150%, due 03/01/06                         275,000         273,490
                                                                                ------------
                                                                                     981,114
                                                                                ------------
 Industrial Miscellaneous (1.32%)
   Briggs & Straton, 8.875%, due 03/15/11                            125,000         126,250
   Echostar DBS Corp., 9.375%, due 02/01/09                          175,000         171,500
   Lear Corp., 7.960%, due 05/15/05                                  175,000         178,130
   Tembec Industries Inc., 8.500%, due 02/01/11                      225,000         229,500
   United Technologies Corp., 7.125%, due 11/15/10                   650,000         678,525
                                                                                ------------
                                                                                   1,383,905
                                                                                ------------
 Insurance (0.71%)
   GE Global Insurance, 7.750%, due 06/15/30                         475,000         518,749
   Principal Residential Mtg 2001-2, 5.500%, due 06/20/04            225,000         225,563
                                                                                ------------
                                                                                     744,312
                                                                                ------------
 Media (0.62%)
   Charter Communications Holdings, 9.625%, due 11/15/09             175,000         175,219
   Comcast Cable Communications, 6.375%, due 01/30/06                325,000         327,129
   News America Inc., 7.125%, due 04/08/28                           175,000         152,454
                                                                                ------------
                                                                                     654,802
                                                                                ------------
 Miscellaneous & Conglomerates (0.29%)
   Tyco International Group, 6.250%, due 06/15/03                    175,000         177,508
   Tyco International Group, 6.375%, due 02/15/06                    125,000         126,130
                                                                                ------------
                                                                                     303,638
                                                                                ------------
 Motor Vehicles (1.01%)
   ERAC USA Finance, 6.950%, due 03/01/04                            225,000         227,507
   Ford Motor Credit, 7.875%, due 06/15/10                            50,000          52,137

                                                        (continued)

                                    36

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -------------------------------------------------------------------------------------------
                                                                     PAR           MARKET
 BONDS                                                              VALUE          VALUE
 -------------------------------------------------------------------------------------------
 Motor Vehicles (continued)
   Ford Motor Credit, 6.875%, due 02/01/06                        $  325,000    $    329,257
   Ford Motor Credit, 7.375%, due 02/01/11                           450,000         454,354
                                                                                ------------
                                                                                   1,063,255
                                                                                ------------
 Non-Durables & Entertainment (0.23%)
   Allied Waste Industries Inc., 7.875%, due 01/01/09                250,000         244,375
                                                                                ------------
 Railroads & Shipping (0.83%)
   Burlington Northern Santa Fe, 6.700%, due 08/01/28                175,000         158,410
   Canadian National Railway, 6.625%, due 05/15/03                   500,000         511,011
   Union Pacific Corp., 6.625%, due 02/01/29                         225,000         202,031
                                                                                ------------
                                                                                     871,452
                                                                                ------------
 Retail (0.31%)
   Kroger Co., 8.000%, due 09/15/29                                  125,000         130,749
   McDonalds Corp., 7.125%, due 04/15/11                             200,000         193,764
                                                                                ------------
                                                                                     324,513
                                                                                ------------
 Soaps & Cosmetics (0.50%)
   Unilever Capital Corp., 6.875%, due 11/01/15                      375,000         391,047
   Unilever Capital Corp., 7.125%, due 11/01/10                      125,000         130,037
                                                                                ------------
                                                                                     521,084
                                                                                ------------
 Steel (0.16%)
   AK Steel Corp., 7.875%, due 02/15/09                              175,000         170,625
                                                                                ------------
 Telephone (1.70%)
   British Telecommunications, 8.375%, due 12/15/10                  125,000         132,741
   British Telecommunications, 8.875%, due 12/15/30                  100,000         109,056
   France Telecom SA, 7.750%, due 03/01/11                           100,000         101,894
   France Telecom SA, 8.500%, due 03/01/31                           150,000         157,288
   Global Crossing Ltd., 9.500%, due 11/15/06                        175,000         136,938
   GTE Southwest, 6.540%, due 12/01/05                               500,000         508,131
   Telus Corp., 7.500%, due 06/01/07                                 225,000         229,665
 -------------------------------------------------------------------------------------------
                                                                     PAR           MARKET
 BONDS                                                              VALUE          VALUE
 -------------------------------------------------------------------------------------------
 Telephone (continued)
   Verizon Communcations, 7.750%, due 12/01/30                    $  400,000    $    411,411
                                                                                ------------
                                                                                   1,787,124
                                                                                ------------
 Travel & Recreation (0.25%)
   Park Place Entertainment Corp., 9.375%, due
     02/15/07                                                        250,000         262,813
                                                                                ------------
 Utilities Electrical & Gas (1.38%)
   Detroit Edison Co., 6.190%, due 03/01/13                          350,000         343,039
   Energy East Corp., 7.750%, due 11/15/03                           150,000         154,154
   Keyspan Corp., 6.150%, due 06/01/06                               325,000         326,382
   Public Service Electric & Gas, 5.740%, due 03/15/07               250,000         252,668
   Public Service Electric & Gas 2001-1 A3, 5.980%, due
     06/15/08                                                        375,000         376,919
                                                                                ------------
                                                                                   1,453,162
                                                                                ------------
 TOTAL CORPORATE BONDS (18.85%)
   (AMORTIZED COST $19,594,892)                                                   19,806,586
                                                                                ------------
 US Government Securities (8.11%)
   US Treasury Bonds, 6.000%, due 08/15/09                           250,000         259,982
   US Treasury Bonds, 8.875%, due 02/15/19                           475,000         629,207
   US Treasury Bonds, 8.125%, due 08/15/21                           800,000       1,006,594
   US Treasury Bonds, 6.750%, due 08/15/26                           575,000         637,934
   US Treasury Bonds, 6.000%, due 08/15/04                           900,000         934,221
   US Treasury Bonds, 6.250%, due 05/15/30                           500,000         530,235
   US Treasury Notes, 5.875%, due 11/15/04                           550,000         568,884
   US Treasury Notes, 6.750%, due 05/15/05                         2,250,000       2,395,724
   US Treasury Notes, 9.250%, due 02/15/16                           750,000       1,001,097
   US Treasury Notes, 5.750%, due 08/15/10                           550,000         562,808
                                                                                ------------
                                                                                   8,526,686
                                                                                ------------
                                                        (continued)
                                    37


             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -------------------------------------------------------------------------------------------
                                                                     PAR           MARKET
 BONDS                                                              VALUE          VALUE
 -------------------------------------------------------------------------------------------
 Other Government Securities (1.86%)
   Republic of Brazil, 8.000%, due 04/15/14                       $  338,638    $    251,438
   New Jersey Economic Dev. Auth. 7.425%, due 02/15/29               350,000         376,429
   Bulgaria - IAB, 6.188%, due 07/28/11                              300,000         237,750
   Quebec Province, 7.500%, due 09/15/29                             550,000         582,335
   Republic of Panama, 4.500%, due 07/17/14                          100,000          88,880
   Republic of Panama, 7.875%, due 02/13/02                          350,000         356,580
   Russian Federation, 8.250%, due 03/31/10                           75,000          57,900
                                                                                ------------
                                                                                   1,951,312
                                                                                ------------
 TOTAL GOVERNMENT SECURITIES (9.97%)
   (AMORTIZED COST $10,398,585)                                                   10,477,998
                                                                                ------------
 TOTAL BONDS (37.80%)
   (AMORTIZED COST $39,340,287)                                                   39,724,899
                                                                                ------------
 -------------------------------------------------------------------------------------------
                                                                                   MARKET
 COMMON STOCK                                                      SHARES          VALUE
 -------------------------------------------------------------------------------------------
 Aerospace & Military Technology (2.25%)
   Boeing Co.                                                         24,400       1,356,640
   United Technologies                                                13,700       1,003,662
                                                                                ------------
                                                                                   2,360,302
                                                                                ------------
 Business Machines (0.20%)
   EMC Corp./Mass.                                                     7,190         208,870
                                                                                ------------
 Business Services (5.31%)
   Cendant Corp.*                                                     13,400         261,300
   Clear Channel Communications*                                       4,700         294,690
   Intuit Inc.                                                        23,500         939,765
   Mercury Interactive Corp.*                                          5,300         317,470
   Microsoft Corp.*                                                   25,700       1,865,820
   Peregrine Systems*                                                 22,100         640,900
   Siebel Systems Inc.*                                               13,300         623,770
   Sun Microsystems*                                                  40,400         635,087
                                                                                ------------
                                                                                   5,578,802
                                                                                ------------
 Chemicals (2.37%)
   E I DuPont De Nemours & Co.                                        14,500         699,480
   Pharmacia Corp.                                                    39,010       1,792,510
                                                                                ------------
                                                                                   2,491,990
                                                                                ------------


 -------------------------------------------------------------------------------------------
                                                                                   MARKET
 COMMON STOCK                                                      SHARES          VALUE
 -------------------------------------------------------------------------------------------
 Commercial Banking (4.52%)
   Banc One Corp.                                                     32,800    $  1,174,240
   Citigroup Inc.                                                     39,840       2,105,146
   JP Morgan Chase & Co.                                              33,000       1,471,800
                                                                                ------------
                                                                                   4,751,186
                                                                                ------------
 Construction (1.07%)
   Home Depot Inc.                                                    24,200       1,126,510
                                                                                ------------
 Consumer Durables (0.67%)
   Electronic Arts*                                                   12,100         700,590
                                                                                ------------
 Drugs & Medicines (7.26%)
   Baxter International                                               20,100         984,900
   Biogen Inc.*                                                       22,300       1,212,228
   Forest Laboratories Inc.*                                           4,900         347,900
   Genzyme Corp.*                                                     14,900         908,900
   Johnson & Johnson                                                  25,400       1,270,000
   Laboratory Corp. of America Holdings*                               4,600         353,740
   Pfizer Inc.                                                        30,850       1,235,543
   Schering-Plough Corp.                                              19,700         713,928
   Sepracor Inc.*                                                     15,200         604,960
                                                                                ------------
                                                                                   7,632,099
                                                                                ------------
 Electronics (5.41%)
   Agere Systems Inc.                                                 20,300         152,250
   Agilent Technologies Inc.                                           9,800         318,500
   Altera Corp.                                                       30,700         890,300
   American Tower Corp. - Cl. A                                       37,900         783,393
   Intel Corp.                                                        50,900       1,488,825
   KLA-Tencor Corp.                                                    9,700         567,158
   Nokia Class A (ADR)                                                34,700         764,788
   Texas Instruments Inc.                                             23,040         725,760
                                                                                ------------
                                                                                   5,690,974
                                                                                ------------
 Energy & Utilities (0.57%)
   Orion Power Holdings                                               25,100         597,631
                                                                                ------------
 Energy Raw Materials (0.73%)
   Ocean Energy Inc.                                                  44,200         771,290
                                                                                ------------
 Finance (Non-Banking) (4.56%)
   Aim Liquid Asset Portfolio-Cash Mgmt. Class                     1,403,556       1,403,556
   Fleet Boston Financial Corp.                                       26,600       1,049,370
   Morgan Stanley Dean Witter & Co.                                   26,700       1,714,941
   Washington Mutual Inc.                                             16,550         621,453
                                                                                ------------
                                                                                   4,789,320
                                                                                ------------

                                                        (continued)

                                    38

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -------------------------------------------------------------------------------------------
                                                                                   MARKET
 COMMON STOCKS                                                      SHARES         VALUE
 -------------------------------------------------------------------------------------------
 Food & Agriculture (2.00%)
   Kraft Food*                                                        15,100    $    468,100
   Pepsico Inc.                                                       37,000       1,635,400
                                                                                ------------
                                                                                   2,103,500
                                                                                ------------
 Government & State Agency (0.52%)
   Federal National Mtge. Association                                  6,400         544,960
                                                                                ------------
 Industrial Miscellaneous (4.87%)
   Ace Ltd.                                                           56,800       2,220,311
   Anadarko Petroleum Co.                                              9,700         524,091
   AOL Time Warner Inc.*                                              21,500       1,139,500
   Waste Management Inc.                                              39,900       1,229,718
                                                                                ------------
                                                                                   5,113,620
                                                                                ------------
 Insurance (1.65%)
   Mgic Investment Corp.                                              11,500         835,360
   St. Paul Companies Inc.                                            17,800         902,282
                                                                                ------------
                                                                                   1,737,642
                                                                                ------------
 International Oil (1.35%)
   BP Amoco                                                           23,600       1,176,460
   Noble Drilling Corp.*                                               7,500         245,625
                                                                                ------------
                                                                                   1,422,085
                                                                                ------------
 Media (4.12%)
   Gemstar TV Guide Intl.*                                            20,800         915,200
   Interpublic Group Co.                                              23,100         677,985
   USA Networks Inc.*                                                 21,300         600,447
   Viacom Class B*                                                    41,200       2,132,100
                                                                                ------------
                                                                                   4,325,732
                                                                                ------------
 Motor Vehicles (0.99%)
   General Motors - Class H                                           51,500       1,042,875
                                                                                ------------
 Paper & Forest Products (0.76%)
   International Paper Co.                                            22,300         796,110
                                                                                ------------
 Producer Goods (3.27%)
   General Electric Corp.                                             57,230       2,789,963
   Tyco International Ltd.                                            11,800         643,100
                                                                                ------------
                                                                                   3,433,063
                                                                                ------------

 -------------------------------------------------------------------------------------------
                                                                                   MARKET
 COMMON STOCKS                                                     SHARES          VALUE
 -------------------------------------------------------------------------------------------
 Retail (2.92%)
   Bed Bath & Beyond Inc.*                                            23,200    $    696,000
   Target Corp.                                                       44,800       1,550,080
   Wal-Mart Stores Inc.                                               16,900         824,720
                                                                                ------------
                                                                                   3,070,800
                                                                                ------------
 Soaps & Cosmetics (0.59%)
   Procter & Gamble Co.                                                9,800         625,240
                                                                                ------------
 Telephone (0.94%)
   Qwest Communications Intl.*                                         8,800         280,456
   Worldcom Inc.-Worldcom Group*                                      47,600         712,096
                                                                                ------------
                                                                                     992,552
                                                                                ------------
 Tobacco (0.67%)
   Philip Morris Companies Inc.                                       13,800         700,350
                                                                                ------------
 Travel & Recreation (0.89%)
   Walt Disney Productions                                            32,400         936,036
                                                                                ------------
 Utilities Electrical & Gas (1.62%)
   Exelon Corp.                                                       17,100       1,096,452
   Mirant Corp.*                                                      17,700         608,880
                                                                                ------------
                                                                                   1,705,332
                                                                                ------------

 TOTAL COMMON STOCK (62.08%)(AMORTIZED COST $65,569,110)                          65,249,461
                                                                                ------------


 TOTAL INVESTMENTS (99.88%)(AMORTIZED COST $104,909,397)                         104,974,360

   Other net assets (0.12%)                                                          127,865
                                                                                ------------

 TOTAL NET ASSETS (100.00%)                                                     $105,102,225
                                                                                ============


 * Non-income producing securities

            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 MANAGEMENT DISCUSSION

 International stocks declined in the first half of 2001. The International Index Fund lost 14.83% compared to the MSCI EAFE Index which lost 14.75%. The 5-year return for the Fund was 3.88% versus 3.11% for the Index. The three largest sectors of the Index, United Kingdom (26.94%), Japan (23.34%) and France (9.35%) all had negative returns for the year (-13.1%, -8.3%, -19.2% respectively). The value of the euro fell from 94 cents to 85 cents, while the yen fell from 114y/$ to 125y/$. Both the European Central Bank and the Bank of Japan have lowered their benchmark rates during 2001.

 GROWTH OF A $10,000 INVESTMENT

                        [GRAPH--INTERNATIONAL INDEX FUND]

                                                       Europe, Australia
                                   International           Far East
                                    Index Fund               Index
                  02/16/93           10,000.00             10,000.00
                  06/30/93           11,568.95             11,977.80
                  12/31/93           13,102.85             12,897.93
                  06/30/94           13,956.47             14,049.84
                  12/31/94           13,944.32             13,938.14
                  06/30/95           14,416.08             14,322.97
                  12/31/95           15,108.98             15,547.73
                  06/30/96           15,974.45             16,273.03
                  12/31/96           16,226.91             16,534.70
                  06/30/97           18,174.28             18,415.19
                  12/31/97           16,595.09             16,876.23
                  06/30/98           19,219.52             19,590.43
                  12/31/98           19,873.97             20,307.64
                  06/30/99           20,888.72             21,142.28
                  12/31/99           25,653.11             26,913.70
                  06/30/00           24,467.88             25,850.88
                  12/31/00           21,871.12             22,242.61
                  06/30/01           18,554.32             18,962.94


 * On January 1, 1997 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Provident Capital Management, Inc. On January 1, 1997 the fund also changed its investment objective to be one which parallels the price and yield performance of the publicly traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE" Index").


 ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001                   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

         Average Annual Returns**                        (24.17%)      3.04%         7.66%

          ** Net of charges


 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

               Past performance is no assurance of future results.

            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $ 8,990,836
     Preferred stocks                            20,777
     Bonds, rights, and warrants                  3,652
     Commercial paper                           196,000
                                            -----------
       Total investments                      9,211,265
   Cash                                          11,063
   Broker receivable                              7,769
   Dividends receivable                          40,778
                                            -----------
       Total assets                           9,270,875
                                            -----------

 LIABILITIES:
     Payable to Conning Asset Management
      Company                                     4,014
     Payable to General American Life
      Insurance Company                           2,408
                                            -----------
       Total liabilities                          6,422
                                            -----------
         Total net assets                   $ 9,264,453
                                            ===========

 COMPONENTS OF NET ASSETS:
   Paid-in capital                           10,941,280
   Accumulated undistributed net
    investment income                            69,436
   Accumulated undistributed net realized
    loss on investments                         (64,707)
   Accumulated net unrealized depreciation
    on investments                           (1,681,556)
                                            -----------
       Net assets                           $ 9,264,453
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      499,315

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding                 $     18.55

 TOTAL AMORTIZED COST OF INVESTMENTS        $ 9,763,990

 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Dividends                                $   100,673
   Interest                                       4,065
                                            -----------
       Total investment income                  104,738
                                            -----------
 EXPENSES:
   Investment management charge                  24,833
   Administrative charge                         14,985
                                            -----------
       Total expenses                            39,818
                                            -----------
         Net investment income                   64,920
                                            -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
   Net realized gain on investments              69,436
   Net realized loss on foreign currency
    conversions                                (134,143)
                                            -----------
 NET REALIZED LOSS FROM INVESTMENTS AND
  FOREIGN CURRENCY                              (64,707)
                                            -----------
 NET UNREALIZED LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY:
   Net unrealized loss on investments        (1,031,980)
   Net unrealized loss on foreign currency
    Conversions                                (649,576)
                                            -----------
 NET UNREALIZED LOSS FROM INVESTMENTS AND
  FOREIGN CURRENCY                           (1,681,556)
                                            -----------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                $(1,681,343)
                                            ===========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS              YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            -----------
                                                                   2001*                   2000
                                                               -------------            -----------
 Operations:
     Net investment income                                      $    64,920             $    84,224
     Net realized gain (loss) on investments and foreign
      currency conversions                                          (64,707)              1,808,894
     Net unrealized loss on investments and foreign currency     (1,681,556)             (3,901,594)
                                                                -----------             -----------
       Net decrease in net assets from operations                (1,681,343)             (2,008,476)
     Capital share transactions                                     (25,295)             (1,131,073)
                                                                -----------             -----------
       Net decrease in net assets                                (1,706,638)             (3,139,549)
     Net assets, beginning of period                             10,971,091              14,110,640
                                                                -----------             -----------
 Net assets, end of period                                      $ 9,264,453             $10,971,091
                                                                ===========             ===========

 * Unaudited

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 FINANCIAL HIGHLIGHTS

                                                        SIX
                                                       MONTHS
                                                       ENDED
                                                      JUNE 30                           YEAR ENDED DECEMBER 31
                                                      --------         --------------------------------------------------------
                                                        2001*            2000            1999            1998            1997**
                                                      --------         --------         -------         -------         -------
 Net asset value, beginning of year (1)               $  21.87         $  25.65         $ 19.87         $ 16.60         $ 16.23
                                                      --------         --------         -------         -------         -------
 Income from operations:
 Net investment income                                    0.13             0.15            0.26            0.24            0.26
 Net realized and unrealized gain (loss) on
   investments (4)                                       (3.45)           (3.93)           5.52            3.03            0.11
                                                      --------         --------         -------         -------         -------
 Net increase (decrease) in asset value per share        (3.32)           (3.78)           5.78            3.27            0.37
                                                      --------         --------         -------         -------         -------
 Net asset value, end of period                       $  18.55         $  21.87         $ 25.65         $ 19.87         $ 16.60
                                                      ========         ========         =======         =======         =======

 Total return (2)                                      (15.17%)         (14.74%)         29.08%          19.76%           2.27%

 Net assets, end of period (in thousands)             $  9,264         $ 10,971         $14,111         $10,695         $ 8,427
 Ratio of expenses to average net assets (3)**           0.79%            0.78%           0.79%           0.80%           0.80%
 Ratio of net investment income to average
   net assets (3)                                        1.30%            0.67%           1.17%           1.29%           1.53%
 Portfolio turnover rate                                14.95%           53.97%          24.75%           4.90%          57.70%


                                                                                                                FEBRUARY 16
                                                                                                              (INCEPTION) TO
                                                                        YEAR ENDED DECEMBER 31                  DECEMBER 31
                                                              -----------------------------------------       --------------
                                                                 1996             1995            1994             1993
                                                               --------         --------        -------       --------------
 Net asset value, beginning of year (1)                        $  15.11         $  13.94        $ 13.10          $  10.00
                                                               --------         --------        -------          --------
 Income from operations:
 Net investment income                                             0.24             0.25           0.13              0.14
 Net realized and unrealized gain on investments (4)               0.88             0.92           0.71              2.96
                                                               --------         --------        -------          --------
 Net increase in asset value per share                             1.12             1.17           0.84              3.10
                                                               --------         --------        -------          --------
 Net asset value, end of year                                  $  16.23         $  15.11        $ 13.94          $  13.10
                                                               ========         ========        =======          ========

 Total return (2)                                                 7.40%            8.35%          6.42%            31.03%

 Net assets, end of year (in thousands)                        $  7,015         $  5,460        $ 4,242          $  3,295
 Ratio of expenses to average net assets (3)**                    1.00%            1.00%          1.00%             1.00%
 Ratio of net investment income to average net
   assets (3)                                                     1.57%            1.79%          0.98%             1.38%
 Portfolio turnover rate                                         19.53%          113.91%         46.19%            26.97%

 (1) Components are computed and accumulated on a daily basis.
 (2) Total return is not annualized for the eleven months ended December 31, 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.
 (4) Includes net realized and unrealized gain (loss) on foreign currency conversions.

 *  Unaudited.
 ** Name and investment objective changed from the International Equity Fund on January 1, 1997. In addition Conning Asset Management Company took over the asset management of the International Index Fund. The investment advisor fee changed from .70 percent to .50 percent on the first $10 million of the average daily value of the net assets, from .60 percent to .40 percent on the balance over $10 million and less than $20 million, and from .50 percent to .30 percent on the balance in excess of $20 million. The objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the EAFE Index.

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Australia (3.06%)
   AMP AUS                          2,131    $     23,813
   Australian & New Zealand
     Banking Group                  1,682          14,446
   BHP Billiton Ltd.                3,803          20,573
   Brambles Industries Ltd.           608          14,828
   Commonwealth Bank of Australia   2,076          36,022
   CRA Finance Ltd.                   896          15,543
   F W Woolworth Co.                2,631          14,705
   Foster's Brewing Group           6,462          17,993
   National Australia Bank Ltd.     2,349          41,836
   News Corp. Ltd. AU               2,343          21,451
   Onesteel Ltd.                   16,225           7,584
   Telstra Corporation Ltd.         3,751          10,254
   Western Mining Ltd.              2,935          14,286
   Westpac Banking                  4,065          29,862
                                             ------------
                                                  283,196
                                             ------------
 Belgium (0.58%)
   Dexia                              385           6,108
   Electrabel SA                       60          11,846
   Fortis AG                          446          10,761
   Fortis AG - Strip VVPR*          2,079              18
   Fortis-Strip VVPR*                   5               0
   Groupe Bruxelles Lambert           224          12,554
   Kredietbank                        348          12,374
                                             ------------
                                                   53,661
                                             ------------
 Chile (0.26%)
   Empresa Nacional Electric        1,527          24,355
                                             ------------
 Denmark (0.80%)
   D/S 1912 B                           2          13,874
   Danske Bank A/S                    700          12,577
   DS Svendborg                         2          17,967
   Novo-Nordisk                       375          16,588
   Novozymes A/S-B*                   215           4,486
   Tele Danmark                       238           8,580
                                             ------------
                                                   74,072
                                             ------------
 Finland (1.93%)
   Metso OYI                        1,032          11,445
   Nokia OYJ                        5,800         131,448
   Sonera OYJ                         900           7,017
   Stora Enso OYJ                   1,100          11,920
   UPM - Kymmene Corp.                600          16,961
                                             ------------
                                                  178,791
                                             ------------
 France (9.13%)
   Accor SA                           450          18,991
   Alcatel Alsthom                  1,316          27,519


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 France (continued)
   Alstom                             438    $     12,185
   Aventis                            877          70,014
   AXA                              1,540          43,871
   Banque National De Paris           441          38,380
   Bouygues                           420          14,194
   Cap Gemini SA                      161          11,722
   Carrefour Supermarche              649          34,340
   Casino Guichard                    153          12,908
   Dassault Systeme                   159           6,127
   European Aeronautic Defense        172           3,167
   France Telecom SA                  414          19,733
   Groupe Danone                      177          24,290
   Lafarge Corp.                      249          21,291
   Lagardere                          227          10,685
   L'Air Liquide                      211          30,314
   L'Oreal                            452          29,178
   LVMH Moet-Hennessy Louis
     Vuitton                          353          17,781
   Peugeot                             74          20,091
   Pinault-Printemps-Redoute          100          14,477
   Sagem                              104           5,107
   Sanofi-Synthelabo SA               550          36,086
   Schneider                          326          18,022
   Societe Generale Paris             408          24,162
   Sodexho Alliance                   206           9,618
   St. Gobain                         165          22,420
   St. Microelectronics NV            700          24,297
   Suez                             1,185          38,122
   Thales                             244           8,835
   Total Fina SA - B                  839         117,483
   Total Fina SA-Strip VVPR*          450               4
   Vivendi Universal                1,032          60,153
                                             ------------
                                                  845,567
                                             ------------
 Germany (6.98%)
   Allianz AG                         150          44,027
   Basf AG                          1,000          39,197
   Bayer AG                         1,100          42,838
   Bayerische Hypo                    534          26,085
   Beiersdorf                         200          20,911
   Daimler-Chrysler AG              1,204          55,246
   Deutsche Bank AG                   600          42,872
   Deutsche Telekom AG              2,500          56,426
   Dresdner Bank AG                   500          22,773
   DT Lufthansa                       700          11,141
   Eon AG                             820          42,624
   Epcos AG Ords*                     110           5,960
   Fresenius Medical Care             100           7,069
   Infineon Technologies              400           9,380

                      (continued)

                                    43

            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Germany (continued)
   Metro AG                           250    $      9,418
   Muenchener Rueckvers               100          28,065
   RWE AG                             550          21,791
   SAP AG                             250          34,478
   Schering AG                        500          26,075
   Siemens AG                       1,050          63,558
   Thyssen Krupp                    1,000          13,122
   Volkswagen AG                      500          23,366
                                             ------------
                                                  646,422
                                             ------------
 Great Britain (24.84%)
   3I Group                           980          14,693
   Abbey National PLC               2,190          38,348
   Amvescap PLC                     1,090          18,933
   Arm Holdings*                    1,804           6,813
   BAA PLC                          2,418          22,446
   BAE Systems PLC                  2,230          10,680
   Barclays PLC                     2,064          63,284
   Bass PLC                         2,453          25,634
   BG Group PLC                     4,593          18,104
   Billiton PLC                     3,300          16,442
   Boots Company PLC                1,713          14,480
   BP PLC                          30,100         247,447
   British Airways                  1,423           6,885
   British American Tobacco PLC     2,813          21,365
   British Sky Broadcasting PLC*    1,389          13,363
   British Telecommunications      10,898          68,515
   Cable & Wireless                 4,000          23,530
   Cadbury Schweppe                 4,473          30,166
   Centrica PLC                     5,577          17,825
   CGNU PLC                         2,509          34,688
   CMG ORD                          1,253           5,481
   Compass Group PLC                4,235          33,892
   Diago PLC                        5,184          56,871
   Dixons Group PLC                 4,000          13,108
   EMI Group PLC                    2,221          12,558
   GKN PLC                          1,673          16,048
   Glaxosmithkline                  7,735         217,581
   Granada Compass PLC              5,564          11,680
   Gus                              2,301          19,693
   Halifax PLC                      3,308          38,244
   Hays PLC                         4,451          11,472
   HSBC Holdings                      600           7,097
   HSBC Holdings PLC               10,663         126,351
   Imperial Tobacco Group PLC       1,130          13,271
   International Power PLC*         2,421          10,207
   Invensys PLC                     8,008          15,205
   Kingfisher PLC                   3,171          17,160
   Land Securities PLC              1,461          17,959
   Lattice Group PLC*               5,601          12,506


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Great Britain (continued)
   Legal & General                  8,176    $     18,543
   Lloyds TSB Group                 6,685          66,897
   Logica PLC                         812           9,856
   Marconi PLC                      4,689          16,685
   Marks & Spencer                  6,524          24,041
   National Grid                    2,194          16,170
   Pearson PLC                      1,211          19,962
   Prudential Corporation PLC       2,444          29,596
   Railtrack                        1,687           7,925
   Reckitt Benckiser                  794          11,447
   Reed Intl PLC                    2,292          20,309
   Rentokil Initial                 4,200          14,236
   Reuters Group PLC                2,036          26,431
   Rio Tinto PLC-Reg                1,937          34,381
   Royal Sun Alliance Insurance     2,500          18,812
   Safeway PLC                      3,000          16,994
   Sage Group PLC                   2,499           8,928
   Sainsbury (J)                    2,889          18,011
   Scottish Hydro-Electric PLC      1,270          11,968
   Scottish Power PLC               2,806          20,640
   Shell Transportation and
     Trading                       12,000          99,747
   Smith Group PLC                  1,375          15,955
   Tesco                           10,804          38,976
   The BOC Group                    1,152          16,851
   Unilever PLC                     4,406          37,119
   Vodafone Group                  85,256         188,858
   WPP Group PLC                    1,658          16,323
   Zeneca Group PLC                 2,260         105,308
                                             ------------
                                                2,300,994
                                             ------------
 Hong Kong (1.56%)
   Bank of East Asia                3,400           7,890
   Cheung Kong                      1,000          10,898
   CLP Holdings Ltd.                3,100          12,997
   Hang Seng Bank                     800           8,206
   Henderson Land                   2,000           8,872
   Hong Kong & China Gas            7,800           9,800
   Hutchison Whampo                 2,600          26,251
   Johnson Electric                 5,500           7,545
   New World Development            5,000           6,090
   Pacific Century Cyberworks*     15,860           4,524
   Sun Hung KAI Properties          2,000          18,014
   Swire Pacific "A"                3,000          15,539
   Wharf Holdings                   4,000           8,359
                                             ------------
                                                  144,985
                                             ------------
 Ireland (1.30%)
   Allied Irish                     3,218          37,051
   Allied Irish Bank                1,538          17,187

                      (continued)
                                    44


            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Ireland (continued)
   Bank of Ireland                  1,758    $     17,413
   CRH, PLC                         1,024          17,165
   Eircom PLC                       4,449           4,896
   Elan Corp. PLC*                    426          26,327
                                             ------------
                                                  120,039
                                             ------------
 Italy (4.40%)
   Assicurazioni Generali           1,500          45,081
   Autostrade SPA ITL 10            2,000          12,987
   Bipop-Carire                     1,750           6,578
   Credito Italiano                 7,654          32,853
   Enel SPA                         9,012          27,543
   Ente Nazionale Idrocarburi       6,543          79,766
   Fiat SPA ITL 1000                  870          17,014
   Intesabci SPA                    7,000          24,712
   Istituto Bancario San Paolo Di
     Torino                         2,311          29,621
   Mediaset SPA                     1,800          15,147
   RAS                              1,800          22,127
   Tecom IT Mob RNC                 2,500           7,937
   Telecom Italia Mobile            8,448          43,055
   Telecom Italia SPA               4,805          43,120
                                             ------------
                                                  407,541
                                             ------------
 Japan (22.59%)
   Acom                               100           8,828
   Advantest                          100           8,572
   Ajinomoto                        1,000          10,728
   Asahi Bank                       5,000          10,825
   Asahi Chemical                   4,000          16,806
   Asahi Glass Co. Ltd.             2,000          16,614
   Benesse                            300           9,405
   Bridgestone Corp.                1,000          10,464
   Canon                            1,000          40,412
   Central Japan Railway                3          18,642
   Dai Nippon Printing              2,000          24,408
   Daiichi Pharmaceuticals          1,000          23,133
   Daiwa Securities                 2,000          20,928
   Denso Corp.                      1,000          19,083
   East Japan Railway                   5          28,866
   Eisai                            1,000          22,411
   Fanuc Co. Ltd.                     300          14,938
   Fuji Photo                       1,000          43,138
   Fujitsu 6702                     3,000          31,512
   Furukawa Electric                1,000           7,978
   Hitachi Ltd. JPY5                4,000          39,289
   Honda Motors                     1,000          43,940
   Hoya Corp.                         300          19,003
   Ito Yokado 8264                  1,000          46,105
   Itochu Corp.                     3,000          12,196


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Japan (continued)
   Japan Air Lines                  2,000    $      6,431
   Japan Tobacco                        2          13,792
   Kansai Electric Power            1,100          18,654
   Kao Corp.                        1,000          24,857
   Keyence Corp.                      100          19,845
   Kinki Nippon Railway             4,120          16,518
   Kirin Brewery                    2,000          17,015
   Komatsu Ltd.                     2,000           9,173
   Konami Corp.                       200           9,125
   Kyocera                            200          17,640
   Kyushu Electric Power              400           6,719
   Maruko Co. Ltd.                     50             257
   Marutomi Group*                     75               1
   Matsushita Electronics           2,000          31,303
   Mitsubishi Chemical Corp.        4,157          11,133
   Mitsubishi Corp.                 2,000          16,117
   Mitsubishi Electric              3,000          14,866
   Mitsubishi Estate Co.            2,000          18,394
   Mitsubishi Heavy Industries      6,000          27,374
   Mitsubishi Tokyo Financial           4          33,356
   Mitsui Co.                       3,000          20,182
   Mitsui Fudosan                   2,000          21,553
   Mizuho Holdings Inc.                 6          27,903
   Murata 6981                        300          19,941
   NEC Corp.                        2,000          27,021
   Nikko Securities Co.             1,000           8,010
   Nintendo                           100          18,201
   Nippon Mitsubishi Oil            3,000          16,935
   Nippon Sheet Glass               1,000           5,821
   Nippon Steel Corp.              13,000          19,701
   Nippon Telegraph & Telephone         3          15,636
   Nissan 7201*                     4,000          27,615
   Nissen*                             50             160
   Nitto Denko Corp.                  400          11,546
   Nomura Securities                2,000          38,327
   NTT Data Communications System       1           5,452
   NTT Docomo Inc.                      2          33,951
   Omron Corp.                      1,000          18,081
   Oriental Land                      200          14,850
   Orix Corp.                         100           9,726
   Osaka Gas Co. Ltd.               2,000           6,447
   Promise                            200          16,486
   Ricoh                            1,000          21,569
   Rohm Co. Ltd.                      200          31,079
   Sankyo Co., Ltd.                 1,000          18,041
   Sanyo Electric Co. Ltd.          3,000          18,955
   Secom Co. Ltd.                     500          27,903

                      (continued)

                                    45


            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Japan (continued)
   Sekisui House Ltd.               2,000    $     16,983
   Sharp Corp.                      2,000          27,262
   Shin-Etsu Chemical Co.           1,000          36,724
   Shionogi & Co.                   1,000          20,847
   Shizouka Bank                    2,000          16,774
   SMC Corp.                          200          21,409
   Softbank Corp.                     300           9,838
   Sony Corp.                       1,100          72,325
   Sumitomo Chemical                3,000          13,543
   Sumitomo Corp. 8053              2,000          14,000
   Sumitomo Electric Industries
     5802                           2,000          22,676
   Sumitomo Mitsui Banking Corp.    4,000          33,035
   Sumitomo Trust and Banking       1,000           6,294
   Taisho Pharmaceutical 4531       1,000          18,803
   Takeda Chemical Industries       1,000          46,506
   Takefuji                           400          36,339
   TDK Corp.                          200           9,317
   Tohoku Electric Power            1,200          19,581
   Tokio Marine & Fire              2,000          18,683
   Tokyo Electric Power             1,200          31,079
   Tokyo Electron 8035                200          12,108
   Tokyo Gas Ltd.                   6,000          18,233
   Toppan Printing                  2,000          20,575
   Toshiba 6502                     5,000          26,420
   Toyota Motor Corp.               2,900         102,080
   UFJ Holdings Inc.                    2          10,760
   Yamanouchi Pharmaceuticals       1,000          28,064
   Yamato Transport Co.             1,000          20,968
                                             ------------
                                                2,093,112
                                             ------------
 Netherlands (5.75%)
   ABN AMRO Holdings                1,687          31,692
   Aegon NV                         1,138          32,034
   Akzo                               664          28,107
   ASML Holding NV*                   617          13,837
   Elsevier                         1,443          17,958
   Heineken                           270          10,887
   ING Groep N.V.                   1,057          69,083
   Koninklijke Ahold NV               891          27,910
   Koninklijke Numico                 180           6,908
   Koninklijke PTT Nederland        1,297           7,357
   Philips Electronics              1,743          46,202
   Royal Dutch Petroleum            2,687         154,641
   TNT Post Group                     797          16,632
   Unilever NV                        707          42,377
   VNU                                292           9,888
   Wolters Kluwer-CVA                 630          16,934
                                             ------------
                                                  532,447
                                             ------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 New Zealand (0.01%)
   Telecom Corp. of New Zealand       546    $      1,235
                                             ------------
 Norway (0.36%)
   Den Norske Bank ASA              1,900           8,243
   Norsk Hydro ASA                    600          25,419
                                             ------------
                                                   33,662
                                             ------------
 Portugal (0.46%)
   Banco Com.                       3,571          13,302
   Electricidade de Portugal, SA    5,000          11,937
   Portugal Telecom SGPS SA         2,500          17,440
                                             ------------
                                                   42,679
                                             ------------
 Scotland (0.73%)
   Royal Bank of Scotland           3,086          68,014
                                             ------------
 Singapore (0.66%)
   Chart Semiconductors*            3,000           7,508
   DBS Group Holdings Ltd.          2,000          14,709
   Oversea-Chinese Banking Corp.    2,040          13,324
   Singapore Airlines Ltd.          1,000           6,915
   Singapore Telecommunications*    6,000           6,257
   UOB Ltd.                         2,000          12,623
                                             ------------
                                                   61,336
                                             ------------
 Spain (2.74%)
   Banco Bilbao Vizcaya, SA         3,834          49,597
   Banco Santander Central          5,134          46,507
   Gas Natural                        875          14,149
   Iberdrola                        1,974          25,318
   Repsol SA                        2,455          40,529
   Telefonica (ADR)*                  378          14,073
   Telefonica De Despana*           5,137          63,321
                                             ------------
                                                  253,494
                                             ------------
 Sweden (2.26%)
   Cie Financ Richemont                10          25,593
   Ericsson LM B                    9,200          50,289
   Hennes and Mauritz               1,000          17,134
   Nordbanken                       3,500          19,936
   Sandvik AB New Ords                750          15,090
   SEB A                            1,600          15,214
   Securitas B                        800          14,001
   SHB A                            1,200          17,143
   Skandia Forsakring A             1,400          12,862
   Telia*                           2,000          10,106
   Volvo AB SEK5                      800          11,980
                                             ------------
                                                  209,348
                                             ------------

                      (continued)

                                    46

        GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Switzerland (6.65%)
   ABB Ltd.*                        1,692    $     25,605
   Adecco N                           170           8,002
   Credit Suisse Group                330          54,253
   Givaudan-Reg*                       29           8,043
   Holcim Ltd.                        100          20,363
   Nestle SA                          450          95,638
   Novartis AG                      3,800         137,526
   Roche Holding AG                    89           7,254
   Roche Holding AG                 1,000          72,048
   Swiss Reinsurance                   15          29,977
   Swisscom AG                        110          26,193
   Syngenta AG*                       353          17,923
   Syngenta AG*                        21           1,104
   UBS AG                             522          74,783
   Zurich Financial Services          109          37,174
                                             ------------
                                                  615,886
                                             ------------


 TOTAL COMMON STOCK (97.05%)
   (AMORTIZED COST $9,532,751)                  8,990,836
                                             ------------

 --------------------------------------------------------
                                                MARKET
 PREFERRED STOCK                   SHARES       VALUE
 --------------------------------------------------------
 Preferred Stock (0.22%)
   News Corp.                       2,593          20,777
                                             ------------

 TOTAL PREFERRED STOCK (0.22%)
   (AMORTIZED COST $32,032)                        20,777
                                             ------------

 --------------------------------------------------------
                                                MARKET
 RIGHTS                            SHARES       VALUE
 --------------------------------------------------------
 Rights (0.03%)
   Fortis (B) - CVG*                  231           2,407
                                             ------------

 TOTAL RIGHTS (0.03%)
   (AMORTIZED COST $1,698)                          2,407
                                             ------------

 --------------------------------------------------------
                                                MARKET
 WARRANTS                          SHARES       VALUE
 --------------------------------------------------------
 Warrants (0.00%)
   United Engineers - Warrant
     Expiring 2002                    400    $         70
                                             ------------

 TOTAL WARRANTS (0.00%)
   (AMORTIZED COST $852)                               70
                                             ------------

 --------------------------------------------------------
                                    PAR         MARKET
 BONDS                             VALUE        VALUE
 --------------------------------------------------------
 Bonds (0.01%)
   BAE Systems PLC, 7.45%, due
     11/29/2003                    $1,025           1,175
                                             ------------

 TOTAL BONDS (0.01%)
   (AMORTIZED COST $657)                            1,175
                                             ------------


 --------------------------------------------------------
                                    PAR         MARKET
 SHORT TERM INVESTMENTS            VALUE        VALUE
 --------------------------------------------------------
 Commercial Paper (2.12%)
   Nestle Capital Co., 3.98%, due
     7/02/2001                    196,000         196,000
                                             ------------

 TOTAL SHORT TERM INVESTMENTS
   (2.12%) (AMORTIZED COST
   $196,000)                                      196,000
                                             ------------

 TOTAL INVESTMENTS (99.43%)
   (AMORTIZED COST $9,763,990)                  9,211,265

   Other net assets (0.57%)                        53,188
                                             ------------

 TOTAL NET ASSETS (100.00%)                  $  9,264,453
                                             ============

 * Non-income producing securities.

 See accompanying notes to financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 MANAGEMENT DISCUSSION

 The U.S. equity market posted positive second-quarter returns, with the Russell 3000 returning 6.9%. After several quarters of sharply lagging value, growth indices outperformed in the second quarter. Year-to-date, however, value remains far ahead of growth. Technology's higher weighting in the growth indices was the largest contributor to growth's second quarter outperformance.

 For the second consecutive quarter, smaller-cap stocks outperformed larger-cap stocks as the Russell 2000 Index returned 14.3%. As is often the case, sector weights had little impact on the relative returns of small and large stocks, while returns appeared highly correlated with size. Russell 2000 stocks significantly outperformed larger-cap stocks in virtually every sector. Size mattered even within the large-cap Russell 1000. In both growth and value, the Top 200 indices lagged the next 800 (the Mid Cap indices) which, in turn, lagged the Russell 2000 Growth and Value indices.

 Our economic outlook has not changed materially from three months ago. We continue to believe that the economy will slug it out at low levels of growth and that the combination of monetary and fiscal stimuli will help sustain growth through the fourth quarter. We continue to believe that in a slow, but non-recessionary, environment the consumer will be willing to spend. We also believe the Fed's addition of liquidity to the economy will benefit the consumer sector more heavily than the technology or capital spending areas, as those areas must work through a fairly serious inventory correction over the next several quarters.

 We still believe that we will see several strong rallies in various sectors and styles within the market during the next several quarters in what is a trading-oriented and trendless environment. Until we see that there is an uptick in economic activity on the horizon, which would be likely to spark speculation that earnings have troughed for this cycle, there is a good chance the market will continue to move sideways.

 We have not made any dramatic changes to the portfolio other than to slightly increased exposure to Technology and to reduce Energy exposure. On an absolute basis, we are maintaining our high exposure to Health Care, Financials, Technology, and Consumer Discretionary sectors although we will look to bring the Financials weighting down over time. Our largest industry exposures are in drugs and biotechnology, computer software, communications technology, retailing, and financial data processing.

 We are playing a split defense and offense with our exposures to these various sectors and industries. We do not have heavy economic exposure, nor is our positioning meant to suggest that we believe a recession is close at hand. We have a combination of predictable earnings growth companies and those where expectations are higher. We have exposure to established industries and companies with cyclical-savvy management teams as well as to newly minted industries and management teams going through their first cycle.

 Our strategy is to be broad rather than narrow as the market plods through the trading range over the next several quarters. We continue to look for quality growth names in the mid cap range across industry groups and sectors, emphasizing quality, growth and financial stability in our company and industry selections. Reflecting the tone of the market, we modified our trading strategy at the margin during the quarter, taking profits a bit more quickly than in the past and being less reluctant to hold onto stocks where there was "one quarter of bad news."

 GROWTH OF A $10,000 INVESTMENT


                          [GRAPH--MID-CAP EQUITY FUND]

                            Mid-Cap
                            Equity         Russell        S&P 400
                             Fund         2000 Index       Index
              02/16/93     10,000.00      10,000.00      10,000.00
              06/30/93     10,341.22      10,549.80      10,585.20
              12/31/93     11,444.23      11,773.15      11,405.87
              06/30/94     11,052.58      11,014.37      10,571.76
              12/31/94     11,349.55      11,558.70      10,996.22
              06/30/95     12,375.42      13,225.00      12,935.40
              12/31/95     13,743.06      14,845.99      14,396.45
              06/30/96     14,995.31      16,384.03      15,722.08
              12/31/96     16,416.86      17,295.47      17,163.17
              06/30/97     19,506.16      19,059.78      19,393.18
              12/31/97     22,074.52      21,163.03      22,698.75
              06/30/98     23,103.97      22,204.67      24,659.92
              12/31/98     21,747.68      20,623.25      27,040.59
              06/30/99     21,971.01      22,536.88      29,376.90
              12/31/99     24,811.82      27,328.22      33,702.06
              06/30/00     25,753.23      28,156.27      36,726.15
              12/31/00     22,006.01      27,303.14      43,155.06
              06/30/01     18,137.38      29,200.44      43,572.37

 ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001                    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
         Average Annual Returns*                          (29.57%)       3.88%         7.37%

         * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

               Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)
 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $ 6,356,325
     Short term securities                      499,756
                                            -----------
       Total investments                      6,856,081
   Cash                                           6,202
   Receivable from broker                        26,366
   Dividends receivable                           2,636
                                            -----------
       Total assets                           6,891,285
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                       3,113
   Payable to General American Life
    Insurance Company                               566
   Payable to broker                             99,971
                                            -----------
       Total liabilities                        103,650
                                            -----------
         Total net assets                   $ 6,787,635
                                            ===========

 COMPONENTS OF NET ASSETS:
   Paid-in capital                          $ 8,156,689
   Accumulated undistributed net
    investment income                             3,703

   Accumulated undistributed net realized
    loss on investments                      (1,969,032)
   Accumulated net unrealized appreciation
    on investments                              596,275
                                            -----------
       Net assets                           $ 6,787,635
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      374,235

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     18.14

 TOTAL AMORTIZED COST OF INVESTMENTS        $ 6,943,903

 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Dividends                                $    15,616
   Interest                                      10,388
                                            -----------
     Total investment income                     26,004
                                            -----------

 EXPENSES:
   Investment management charge                  18,870
   Administrative charge                          3,431
                                            -----------
     Total expenses                              22,301
                                            -----------
       Net investment income                      3,703
                                            -----------
 NET REALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments          (1,969,032)
                                            -----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain on investments           596,275
                                            -----------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                $(1,369,054)
                                            ===========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS              YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            -----------
                                                                   2001*                   2000
                                                               -------------            -----------
 Operations:
     Net investment income                                      $     3,703             $    38,940
     Net realized gain (loss) on investments                     (1,969,032)              2,405,762
     Net unrealized gain (loss) on investments                      596,275              (3,450,918)
                                                                -----------             -----------
         Net decrease in net assets from operations              (1,369,054)             (1,006,216)
     Capital share transactions                                     471,172              (1,206,552)
                                                                -----------             -----------
         Net decrease in net assets                                (897,882)             (2,212,768)
     Net assets, beginning of year                                7,685,517               9,898,285
                                                                -----------             -----------
 Net assets, end of period                                      $ 6,787,635             $ 7,685,517
                                                                ===========             ===========

  * Unaudited

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 FINANCIAL HIGHLIGHTS

                                                        SIX
                                                       MONTHS
                                                       ENDED
                                                      JUNE 30                           YEAR ENDED DECEMBER 31
                                                      --------         --------------------------------------------------------
                                                       2001*             2000            1999            1998            1997**
                                                      --------         --------         -------         -------         -------
 Net asset value, beginning of year (1)               $  22.01         $  24.81         $ 21.75         $ 22.07         $ 16.42
                                                      --------         --------         -------         -------         -------
 Income from operations:
 Net investment income                                    0.01             0.10            0.02            0.03            0.16
 Net realized and unrealized gain (loss) on
   investments                                           (3.88)           (2.90)           3.04           (0.35)           5.49
                                                      --------         --------         -------         -------         -------
 Net increase (decrease) in asset value per share        (3.87)           (2.80)           3.06           (0.32)           5.65
                                                      --------         --------         -------         -------         -------
 Net asset value, end of period                       $  18.14         $  22.01         $ 24.81         $ 21.75         $ 22.07
                                                      ========         ========         =======         =======         =======

 Total return (2)                                      (17.31%)         (11.31%)         14.09%          (1.48%)         34.46%

 Net assets, end of period (in thousands)             $  6,788         $  7,686         $ 9,898         $ 8,533         $ 6,852
 Ratio of expenses to average net assets (3)             0.64%            0.66%           0.64%           0.65%           0.65%
 Ratio of net investment income to average net
   assets (3)                                            0.11%            0.42%           0.08%           0.13%           0.81%
 Portfolio turnover rate                               143.52%          194.20%          23.92%          33.53%          62.22%


                                                                                                   FEBRUARY 16
                                                                                                 (INCEPTION) TO
                                                        YEAR ENDED DECEMBER 31                     DECEMBER 31
                                               -----------------------------------------         --------------
                                                 1996             1995            1994                1993
                                               --------         --------         -------         --------------
 Net asset value, beginning of year (1)        $  13.74         $  11.35         $ 11.44            $ 10.00
                                               --------         --------         -------            -------
 Income from operations:
 Net investment income                             0.15             0.05            0.10               0.06
 Net realized and unrealized gain (loss) on
   investments                                     2.53             2.34           (0.19)              1.38
                                               --------         --------         -------            -------
 Net increase (decrease) in asset value per
   share                                           2.68             2.39           (0.09)              1.44
                                               --------         --------         -------            -------
 Net asset value, end of year                  $  16.42         $  13.74         $ 13.35            $ 11.44
                                               ========         ========         =======            =======

 Total return (2)                                19.46%           21.09%          (0.83%)            14.44%

 Net assets, end of year (in thousands)        $  4,120         $  4,260         $ 3,279            $ 1,998
 Ratio of expenses to average net
   assets (3)                                     0.65%            0.65%           0.65%              0.64%
 Ratio of net investment income to average
   net assets (3)                                 1.02%            0.75%           0.85%              0.64%
 Portfolio turnover rate                         56.31%           28.48%          29.48%             22.64%

 Notes:
 (1) Components are computed and accumulated on a daily basis.
 (2) Total return is not annualized for the eleven months ended December 31, 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.

 * Unaudited
 ** Name and investment objective changed from the Special Equity Fund effective January 1, 1997. In addition, Conning Asset Management Company took over the asset management of the Mid-Cap Equity Fund. The investment objective is long term capital appreciation, which it pursues through investment primarily in common stocks of US - based publicly traded companies with medium market capitalization.

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                  SHARES        VALUE
 -------------------------------------------------------------------------------------
 Apparel (1.05%)
 Nike Inc. Class B                                               1,700    $     71,383
                                                                          ------------
 Business Services (25.25%)
   Andrx Corp.-Andrx Group*                                      3,100         238,700
   The Bisys Group*                                              1,200          70,800
   BMC Software Inc.                                             1,400          31,556
   Callaway Golf Company                                         2,700          42,660
   Checkfree Corp.*                                              2,400          84,168
   Concord EFS Inc.*                                             2,600         135,226
   Ebay Inc.*                                                    1,700         116,433
   Intuit Inc.*                                                  3,000         119,970
   I2 Technologies                                               5,500         108,900
   Mercury Interactive Corp*                                     1,400          83,860
   Micromuse Inc.*                                               1,700          47,583
   Millipore Corp.                                               2,100         130,158
   Openwave Systems Inc.*                                        2,500          86,750
   Peregrine Systems*                                            6,800         197,200
   Symbol Technologies Inc.                                      5,050         112,110
   Western Wireless Corp.-Cl A*                                  2,500         107,500
                                                                          ------------
                                                                             1,713,574
                                                                          ------------
 Chemicals (1.00%)
   Novellus Systems Inc.*                                        1,200          68,148
                                                                          ------------
 Commercial Banking (1.88%)
   Investors Financial Svcs. Corp.                               1,900         127,300
                                                                          ------------
 Consumer Durables (1.20%)
   Electronic Arts Inc.*                                         1,400          81,060
                                                                          ------------
 Domestic Oil (2.48%)
   Kerr-McGee Corp.                                              1,408          93,308
   National-Oilwell Inc.*                                        2,800          75,040
                                                                          ------------
                                                                               168,348
                                                                          ------------
 Drugs & Medicines (20.24%)
   Barr Laboratories Inc.*                                       1,100          77,451
   Biogen Inc.*                                                  2,100         114,156
   Express Scripts Inc.*                                         2,272         125,028
   Forest Laboratories Inc.*                                     2,100         149,100
   Genzyme Corporation*                                          2,500         152,500
   Inhale Therapeutic Systems Inc.*                              1,700          39,100
   Millennium Pharmaceuticals*                                   1,900          67,602
   Mylan Labs                                                    3,000          84,390
   Quest Diagnostics Inc.*                                       1,100          82,335
   Sepracor Inc.*                                                4,500         179,100
   Shire Pharmaceuticals PLC*                                      900          49,950
   Stryker Corp.                                                   900          49,365
   Teva Pharmaceutical                                           1,300          80,990
   Wellpoint Health Networks*                                    1,300         122,512
                                                                          ------------
                                                                             1,373,579
                                                                          ------------

 -------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                  SHARES        VALUE
 -------------------------------------------------------------------------------------
 Electronics (6.67%)
   American Tower Corp. - Cl A*                                  4,000    $     82,680
   Brocade Communications Sys.*                                  1,100          48,389
   Cirrus Logic Inc.*                                            3,200          73,696
   Integrated Device Tech Inc.*                                  3,100          98,239
   KLA-Tencor Corp.*                                             1,200          70,164
   Powerwave Technologies Inc.*                                  5,500          79,750
                                                                          ------------
                                                                               452,918
                                                                          ------------
 Energy Raw Materials (0.67%)
   Grant Prideco Inc.*                                           2,600          45,474
                                                                          ------------
 Finance (Non-Banking) (9.23%)
   Capital One Financial Corp.                                   2,900         174,000
   Instinet Group                                                3,700          68,968
   Lehman Brothers Holding Inc.                                  2,200         171,050
   Nasdaq - 100 Shares                                           1,500          68,475
   Aim Liquid Asset Portfolio-Cash Mgmt.                       144,159         144,159
                                                                          ------------
                                                                               626,652
                                                                          ------------
 Industrial Miscellaneous (2.81%)
   Danaher Corporation                                           1,400          78,400
   Tiffany & Co.                                                 3,100         112,282
                                                                          ------------
                                                                               190,682
                                                                          ------------
 Insurance (2.43%)
   Everest Re Group Ltd.                                         1,100          82,280
   Partnerre Holdings Ltd.                                       1,200          66,480
   XL Capital Ltd. - Class A                                       200          16,420
                                                                          ------------
                                                                               165,180
                                                                          ------------
 International Oil (1.52%)
   Eog Resources Inc.                                            2,900         103,095
                                                                          ------------
 Media (4.59%)
   Adelphia Communications Class A*                              1,700          69,700
   Lamar Advertising*                                            1,600          70,400
   New York Times Co.                                            1,600          67,200
   Tribune Co.                                                   1,500          60,015
   Westwood One Inc.*                                            1,200          44,220
                                                                          ------------
                                                                               311,535
                                                                          ------------
 Miscellaneous & Conglomerates (0.41%)
   Waters Corporation*                                           1,000          27,610
                                                                          ------------
 Non-Durables & Entertainment (2.77%)
   International Game Technology                                 1,700         106,675
   Univision Communications*                                     1,900          81,282
                                                                          ------------
                                                                               187,957
                                                                          ------------
                                                     (continued)
                                    51

           GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 -------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                  SHARES        VALUE
 -------------------------------------------------------------------------------------
 Retail (6.22%)
   Abercrombie & Fitch Co.-Cl A*                                 1,400    $     62,300
   Brinker International*                                        4,400         113,740
   Kohl's Corp. (Wisconsin)*                                     1,200          75,276
   Talbots Inc.                                                  1,800          78,750
   Tricon Global Restaurants*                                    2,100          92,190
                                                                          ------------
                                                                               422,256
                                                                          ------------
 Telephone (2.38%)
   Ciena Corp.*                                                  1,800          68,400
   Scientific Atlanta                                            2,300          93,380
                                                                          ------------
                                                                               161,780
                                                                          ------------
 Utilities Electrical & Gas (0.85%)
   El Paso Corporation                                           1,100          57,793
                                                                          ------------
 TOTAL COMMON STOCK (93.65%)
   (COST $6,444,146)                                                         6,356,324
                                                                          ------------

 -------------------------------------------------------------------------------------
                                                                 PAR          MARKET
 SHORT TERM SECURITIES                                          VALUE         VALUE
 -------------------------------------------------------------------------------------
 Commercial Paper (7.36%)
   American Express Credit Corp., 3.78%, due 7/5/01            $300,000   $    299,906
   Household Finance, 3.83%, due 7/9/01                         200,000        199,851
                                                                          ------------
                                                                               499,757
                                                                          ------------

 TOTAL SHORT TERM SECURITIES (7.36%)
   (AMORTIZED COST $499,757)                                                   499,757
                                                                          ------------

 TOTAL INVESTMENTS (101.01%)
   (AMORTIZED COST $6,943,903)                                               6,856,081
                                                                          ------------

   Other net liabilities (-1.01%)                                              (68,446)
                                                                          ------------

 TOTAL NET ASSETS (100.00%)                                               $  6,787,635
                                                                          ============

 * Non-income producing securities.

 See accompanying notes to financial statements.

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 MANAGEMENT DISCUSSION

 The U.S. equity market posted positive second quarter returns, with the S&P 500 returning 5.8%. For the second consecutive quarter, smaller-cap stocks outperformed larger-cap stocks as the Russell 2000 Index returned 14.3%. After several quarters of sharply lagging value, growth indices outperformed in the second quarter. Year-to-date, however, value remains far ahead of growth. The Russell 2000 Value Index lagged the Russell 2000 Growth Index 11.6% to 18.0% in the quarter but leads year-to-date, 12.7% to 0.04%.

 The Health Care and Technology sectors led the Russell 2000 Value Index in the second quarter, but strength was widespread as most market sectors posted double-digit gains. Energy and Utilities were the weakest sectors. Utilities were essentially flat, while energy company stock prices fell in response to lower energy prices.

 Above-benchmark returns were largely driven by our investments in auto parts and gaming companies, which performed well again this quarter. A number of other Consumer Discretionary sector holdings contributed significantly, as did holdings in the Energy, Health Care, Producer Durables, and Technology sectors. All in all, it was a quarter that seemed to validate our investment style.

 Returns were hindered, however, by our high exposure to energy producers when energy prices softened. Our Energy positions lagged the market as energy prices fell, but managed to post positive returns for the quarter. Overall, our energy holdings did substantially better than the benchmark sector, though, mitigating the negative sector impact. We retain our conviction in the longer-term investment thesis. Returns were also affected by fundamental weakness at several commodity materials firms in which we have significant positions.

 As always, the portfolio's sector weights are primarily the by-product of bottom-up security selection, rather than deliberate over- or under-weights relative to the Russell 2000 Value Index. Although our significant position in Energy worked against the portfolio, our bottom-up process resulted in the portfolio being more heavily weighted than the benchmark in strong industries and sectors.

 The economic picture remains unclear with signs of the economy bottoming offset by continuing evidence of weakness. Until the direction of the economy comes into greater focus, our expectation is that the market will likely remain volatile and trendless. We would reiterate, however, that we do not view ourselves as top-down forecasters of the economy or market, nor do these views materially impact our investment strategy.


 GROWTH OF A $10,000 INVESTMENT


                         [GRAPH--SMALL-CAP EQUITY FUND]
                                  Small-Cap        Russell
                                   Equity           2000
                                    Fund            Index
                  05/01/97        10,000.00       10,000.00
                  06/30/97        11,769.21       11,621.10
                  12/31/97        13,102.61       12,903.49
                  06/30/98        13,808.38       13,538.60
                  12/31/98        11,821.17       12,574.38
                  06/30/99        12,663.05       13,741.16
                  12/31/99        11,357.04       16,662.53
                  06/30/00        11,281.15       17,167.40
                  12/31/00        12,186.34       16,647.23
                  06/30/01        14,508.36       17,804.05

 ANNUAL RETURNS

         PERIODS ENDED JUNE 30, 2001                                 PAST 1 YEAR       LIFE OF FUND

         Average Annual Returns*                                       28.61%             9.34%

         * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

               Past performance is no assurance of future results.

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2001 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common Stocks                          $76,797,109
     Preferred Stocks                            11,452
                                            -----------
       Total investments                     76,808,561
   Cash                                          19,439
   Dividends receivable                          46,908
                                            -----------
     Total assets                            76,874,908
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      48,657
   Payable to General American Life
    Insurance Company                             3,244
                                            -----------
     Total liabilities                           51,901
                                            -----------
       Total net assets                     $76,823,007
                                            ===========

 COMPONENTS OF NET ASSETS:
   Paid-in capital                           64,528,388
   Accumulated undistributed net
    investment expense                          (35,985)
   Accumulated undistributed net realized
    gain on investments                       2,134,218
   Accumulated net unrealized appreciation
    on investment                            10,196,386
                                            -----------
       Net assets                           $76,823,007
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,437,229

         Net asset value per share (Total
          net assets divided by total
          shares of capital stock
          outstanding)                      $     53.45

 TOTAL AMORTIZED COST OF INVESTMENTS        $62,062,990

 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2001 (unaudited)

 INVESTMENT INCOME:
   Dividends                               $   202,520
   Interest                                     46,401
                                           -----------
     Total investment income                   248,921
                                           -----------

 EXPENSES:
   Investment management charge                267,100
   Administrative charge                        17,806
                                           -----------
     Total expenses                            284,906
                                           -----------
       Net investment expense                  (35,985)
                                           -----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments          2,134,218
                                           -----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain on investments       10,196,386
                                           -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                               $12,294,619
                                           ===========


 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS             YEAR ENDED
                                                               ENDED JUNE 30           DECEMBER 31
                                                               -------------           -----------
                                                                   2001*                  2000
                                                               -------------           -----------
 Operations:
     Net investment income (expense)                           $   (35,985)            $   977,910
     Net realized gain on investments                            2,134,218               2,129,121
     Net unrealized gain on investments                         10,196,386               2,131,404
                                                               -----------             -----------
         Net increase in net assets from operations             12,294,619               5,238,435
     Capital share transactions                                (11,483,422)             (2,710,886)
                                                               -----------             -----------
         Net increase in net assets                                811,197               2,527,549
     Net assets, beginning of period                            76,011,810              73,484,261
                                                               -----------             -----------
 Net assets, end of period                                     $76,823,007             $76,011,810
                                                               ===========             ===========

 *Unaudited

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 FINANCIAL HIGHLIGHTS
                                                 SIX                                                               EIGHT
                                               MONTHS                                                             MONTHS
                                                ENDED                                                              ENDED
                                               JUNE 30                  YEAR ENDED DECEMBER 31                  DECEMBER 31
                                               -------         ----------------------------------------         -----------
                                                2001*            2000            1999            1998              1997**
                                               -------         --------         -------         -------         -----------
 Net asset value, beginning of year (1)        $ 44.90         $  41.84         $ 43.55         $ 48.27           $ 36.84
                                               -------         --------         -------         -------           -------
 Income from operations:
 Net investment income (expense)                 (0.03)            0.57            0.38            0.35              0.29
 Net realized and unrealized gain (loss) on
   investments                                    8.58             2.49           (2.09)          (5.07)            11.14
                                               -------         --------         -------         -------           -------
 Net increase (decrease) in asset value per
   share                                          8.55             3.06           (1.71)          (4.72)            11.43
                                               -------         --------         -------         -------           -------
 Net asset value, end of period                $ 53.45         $  44.90         $ 41.84         $ 43.55           $ 48.27
                                               =======         ========         =======         =======           =======

 Total return (2)                               19.05%            7.30%          (3.93%)         (9.78%)           31.03%

 Net assets, end of period (in thousands)      $76,823         $ 76,012         $73,484         $72,994           $77,646
 Ratio of expenses to average net assets
   (3)(4)                                        0.79%            0.44%           0.30%           0.30%             0.30%
 Ratio of net investment income to average
   net assets (3)                               (0.10%)           1.35%           0.89%           0.76%             0.97%
 Portfolio turnover rate                        44.87%          187.10%          23.11%          18.77%            24.47%


 Notes:
 (1) Components are computed and accumulated on a daily basis.
 (2) Total return is not annualized for the eight months ended December 31, 1997. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) Computed on an annualized basis.
 (4) On September 20, 2000, the shareholders of the Fund approved a change in the fees paid to the advisor. The advisory fee was increased from 0.25 percent to a graduated fee of 0.75 percent for the first $250 million of assets, 0.65 percent for the next $500 million, and 0.60 above $750 million.

 * Unaudited
 ** Small-Cap Equity Fund began operations May 1, 1997. On May 1, 1997, the assets of General American Separate Account No. 20 were exchanged for shares in the Small-Cap Equity Fund. The net assets, beginning of period, are equal to the market value of the net assets transferred on April 30, 1997. In exchange for the net assets transferred, 1,477,554 shares of the Small-Cap Equity Fund were issued to the General American Separate No. 20.

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                     SHARES       VALUE
 ---------------------------------------------------------------------------------------
 Aerospace & Military Technology (3.29%)
   Alliant Techsystems Inc.                                       10,300    $    925,970
   BE Aerospace Inc.*                                             18,000         342,900
   Doncasters PLC - ADR*                                          30,000         823,200
   Teledyne Technologies Inc.*                                    20,000         304,000
   Transtechnology Corp.                                          29,100         254,625
   Triumph Group Inc.*                                             3,800         186,200
                                                                            ------------
                                                                               2,836,895
                                                                            ------------
 Air Transport (2.78%)
   Airnet Systems Inc.*                                           29,600         198,320
   America West Holdings Corp.-B*                                 56,500         563,305
   EGL Inc.                                                       10,000         174,600
   Mesa Air Group Inc.                                            97,000       1,197,950
                                                                            ------------
                                                                               2,134,175
                                                                            ------------
 Business Machines (5.38%)
   BEI Technologies Inc.                                          49,300       1,331,593
   Electronics For Imaging                                        13,000         383,500
   MKS Instruments Inc.*                                          27,100         780,480
   MCK Communications*                                            27,900          61,380
   Opticnet*                                                       5,350             428
   Osmonics Inc.*                                                 28,800         397,440
   PAR Technology*                                                30,100         102,340
   Plantronics                                                    19,500         451,425
   SBS Technologies Inc.                                          14,700         278,124
   Varian Semiconductor Equipment*                                 8,200         344,400
                                                                            ------------
                                                                               4,131,110
                                                                            ------------
 Business Services (3.16%)
   Arbitron Inc.                                                  13,800         332,580
   Axcelis Technologies Inc.*                                      8,100         119,880
   Catalina Marketing Co.                                          6,400         195,264
   Fair, Isaac And Co.                                            14,400         890,208
   Hollinger International Inc.                                   50,000         687,500
   Mac-Gray Corp.                                                 29,100         101,850
   Tellium Inc.*                                                     100           1,820
   Transmedia Network Inc.                                        28,800         100,800
                                                                            ------------
                                                                               2,429,902
                                                                            ------------
 Chemicals (4.04%)
   Methanex Corp.*                                               247,000       1,296,750
   Minerals Technologies Inc.                                     30,000       1,287,600
   Polyone Corp.                                                  11,600         120,756
   Stepan Co.                                                     15,100         395,620
                                                                            ------------
                                                                               3,100,726
                                                                            ------------

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                     SHARES       VALUE
 ---------------------------------------------------------------------------------------
 Commercial Banking (1.82%)
   NCO Group Inc.*                                                17,600    $    544,368
   Silicon Valley Bancshares                                      20,200         444,400
   Staten Island Bancorp Inc.                                     14,800         412,180
                                                                            ------------
                                                                               1,400,948
                                                                            ------------
 Construction (1.80%)
   Dal-Tile International Inc.*                                    1,900          35,245
   Elcor Corp.                                                    50,000       1,012,500
   Nortek*                                                        10,800         337,176
                                                                            ------------
                                                                               1,384,921
                                                                            ------------
 Consumer Durables (0.36%)
   Furniture Brands International*                                10,000         280,000
                                                                            ------------
 Domestic Oil (6.60%)
   Barrett Resources Corp.*                                        3,982         234,938
   Cabot Oil & Gas Corp.                                          42,000       1,024,800
   HS Resources Inc.*                                             22,500       1,458,000
   Key Production Company Inc.*                                   31,100         517,815
   Newark Resources                                               26,600         295,260
   Patina Oil & Gas Corp.                                          6,500         172,250
   Range Resources Corp.                                          31,100         186,600
   W-H Energy Services Inc.*                                      23,300         442,700
   Clayton Williams Energy Inc.*                                  14,500         245,775
   XTO Energy Inc.                                                34,500         495,075
                                                                            ------------
                                                                               5,073,213
                                                                            ------------
 Drugs & Medicines (4.53%)
   Aradigm Corp.*                                                 47,600         333,200
   Arthrocare Corp.*                                               9,700         253,655
   Aspect Medical Systems Inc.*                                   30,500         472,750
   Davita Inc.                                                    66,600       1,353,978
   Dynacare Inc.*                                                  4,800          47,520
   Omega Protein Corp.*                                           29,300          58,600
   Packaging & Containers*                                        34,400         534,232
   Sepracor Inc.                                                   5,800         230,840
   Versicor Inc.*                                                 15,800         198,132
                                                                            ------------
                                                                               3,482,907
                                                                            ------------
 Electronics (7.67%)
   ACT Manufacturing*                                             15,000         164,100
   Atmi Inc.*                                                      3,700         111,000
   Actel Corp.*                                                   28,100         689,855
   Benchmark Electronics Inc.*                                    15,000         365,400
   Cabot Microelectronics Corp.*                                   8,200         508,400
   Coherent Inc.*                                                 22,200         802,974
   Entegris Inc.*                                                 41,100         470,595
   Kulicke & Soffa Industries*                                    17,300         296,868

                                                   (continued)

                                    56

            GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                     SHARES       VALUE
 ---------------------------------------------------------------------------------------
 Electronics (continued)
   Micros Systems Inc.*                                           30,500    $    671,000
   ON Semiconductor Corp.*                                        18,600          84,630
   Sangstat Medical Corp.*                                        66,600       1,090,908
   Tvia Inc.*                                                     34,400          77,400
   Technitrol Inc.                                                11,100         288,600
   Veeco Instruments Inc.*                                         6,200         246,450
   Nova Measuring Instruments*                                     4,400          25,784
                                                                            ------------
                                                                               5,893,964
                                                                            ------------
 Energy & Utilities (0.11%)
   Black Hills Corp.                                               2,100          84,483
                                                                            ------------
 Energy Raw Materials (4.55%)
   Chieftain International Inc.*                                  30,000         862,200
   Ocean Energy Inc.                                              98,700       1,722,315
   Peabody Energy Corp.*                                          10,800         353,700
   Stone Energy Corp.*                                             4,700         208,210
   Zapata Corp.                                                    8,900         186,099
   General Maritime Corp.*                                        10,900         159,140
                                                                            ------------
                                                                               3,491,664
                                                                            ------------
 Finance (Non-Banking) (2.85%)
   Instinet Group*                                                 5,200          96,928
   Landamerica Financial Group                                    10,200         324,870
   Aim Liquid Asset Portfolio-Cash Mgmt.                       1,770,193       1,770,193
                                                                            ------------
                                                                               2,191,991
                                                                            ------------
 Food & Agriculture (1.93%)
   Agrium Inc.*                                                  127,800       1,278,000
   Del Monte Foods Co.*                                           24,600         206,148
                                                                            ------------
                                                                               1,484,148
                                                                            ------------
 Industrial Miscellaneous (18.88%)
   Borg Warner Automotive Inc.                                    50,700       2,515,734
   Cognex Corp.*                                                   6,000         203,100
   Denison International*                                         34,700         588,165
   Gentek Inc.                                                    29,200         154,760
   Global Power Equipment Group*                                     900          26,370
   Harrahs Entertainment, Inc.*                                   51,100       1,803,830
   JLG Industries Inc.                                            75,600         933,660
   Ladish Company Inc.*                                           67,500         902,475
   Lear Seating Corp.                                             44,800       1,563,520
   Manitowoc Co.                                                   3,700         109,150
   Media Arts Group Inc.*                                         20,000          50,200
   Moody's Corp.                                                  13,000         435,500
   Penn Engineering & Manufacturing*                              43,400         768,180
   Penn Engineering & Manufacturing*                              21,500         376,250


 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                     SHARES       VALUE
 ---------------------------------------------------------------------------------------
 Industrial Miscellaneous (continued)
   Proquest Co.*                                                  66,000    $  2,046,000
   Raytech Corp.- Del*                                            29,000          85,550
   TB Wood's Corp.                                                28,300         257,530
   Titan International Inc.                                       56,500         230,520
   ACE Ltd.                                                       37,000       1,446,330
                                                                            ------------
                                                                              14,496,824
                                                                            ------------
 Insurance (3.78%)
   Fidelity National Financial Inc.                                6,000         147,420
   Odyssey Re Holdings Corp.*                                      8,100         146,367
   Everest Re Group Ltd.                                          14,700       1,099,560
   Partnerre Holdings Ltd.                                        19,100       1,058,140
   Renaissance Re Holdings                                         6,100         452,010
                                                                            ------------
                                                                               2,903,497
                                                                            ------------
 International Oil (0.60%)
   Canadian 88 Energy Corp.                                      299,100         451,641
   Core Laboratories N V*                                            700          13,125
                                                                            ------------
                                                                                 464,766
                                                                            ------------
 Media (1.9%)
   Belo (AH) Corp.                                                30,000         565,200
   Canwest Global Comm. Corp.                                        345           3,309
   Cox Radio                                                      12,000         334,200
   Interep National Radio Sales                                   20,000         114,000
   Westwood One Inc.                                              12,000         442,200
                                                                            ------------
                                                                               1,458,909
                                                                            ------------
 Motor Vehicles (1.99%)
   American Axle & Manufacturing*                                 45,000         765,000
   Championship Auto Racing*                                      20,000         320,000
   Dollar Thrifty Automotive*                                     18,600         446,400
                                                                            ------------
                                                                               1,531,400
                                                                            ------------
 Non-Durables & Entertainment (8.25%)
   Anchor Gaming*                                                 24,400       1,576,728
   International Game Technology                                  18,000       1,129,500
   Mandalay Resort Group*                                        100,000       2,740,000
   Station Casinos Inc.*                                          33,600         537,600
   Trump Hotels & Casino Resort*                                  31,100          62,822
   World Wrestling Federation Entertainment*                      21,300         293,940
                                                                            ------------
                                                                               6,340,590
                                                                            ------------
                                                    (continued)

                                    57

            GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - JUNE 30, 2001

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                     SHARES       VALUE
 ---------------------------------------------------------------------------------------
 Non-Ferrous Metals (0.99%)
   Hawk Corp.*                                                    31,300    $    194,060
   Kemet Corp.*                                                   28,600         566,566
                                                                            ------------
                                                                                 760,626
                                                                            ------------
 Producer Goods (2.58%)
   Chase Industries Inc.*                                         35,100         327,834
   Navistar Intl. Corp.*                                          11,000         309,430
   Steelcase Inc.                                                 23,600         282,020
   Steinway Musical Instruments*                                  60,000       1,059,000
                                                                            ------------
                                                                               1,978,284
                                                                            ------------
 Railroads & Shipping (2.77%)
   ABC Rail Products Corp.*                                       80,000          83,200
   WABTEC                                                        110,000       1,650,000
   OMI Corp.*                                                     70,000         392,700
                                                                            ------------
                                                                               2,125,900
                                                                            ------------
 Real Estate (0.01%)
   Milestone Properties Inc.*                                      2,000           4,800
                                                                            ------------
 Retail (2.99%)
   Ann Taylor Stores Corp.                                        17,400         622,920
   Big Lots Inc.*                                                 20,000         273,600
   Chart House Enterprises*                                       28,800          56,448
   Michaels Stores Inc.*                                          13,000         533,000
   Ross Stores                                                    18,000         431,100
   The Row Companies                                              31,170         101,303
   Whitehall Jewellers Inc.*                                      30,000         274,800
                                                                            ------------
                                                                               2,293,171
                                                                            ------------
 Steel (0.46%)
   Keystone Consolidated Industries*                              28,600          48,620
   NS Group Inc.*                                                 16,000         213,600
   Valmont Industries                                              4,900          89,180
                                                                            ------------
                                                                                 351,400
                                                                            ------------
 Tobacco (0.33%)
   Standard Commercial Corp.                                      15,000         255,900
                                                                            ------------
 Travel & Recreation (1.42%)
   Argosy Gaming Co.*                                             37,200       1,032,672
   Meristar Hotels & Resorts Inc.*                                31,100          55,980
                                                                            ------------
                                                                               1,088,652
                                                                            ------------

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                     SHARES       VALUE
 ---------------------------------------------------------------------------------------
 Utilities Electrical & Gas (1.75%)
   Allegheny Energy Inc.                                             700    $     33,774
   Sierra Pacific Resources                                       33,100         529,269
   Western Resources Inc.                                         36,200         778,300
                                                                            ------------
                                                                               1,341,343
                                                                            ------------

 TOTAL COMMON STOCK (99.97%)
   (COST $62,034,360)                                                         76,797,109
                                                                            ------------

 ---------------------------------------------------------------------------------------
                                                                   PAR         MARKET
 CONTINGENT RIGHTS                                                VALUE        VALUE
 ---------------------------------------------------------------------------------------
 Contingent Rights (0.00%)
   Hills Store Value Rights                                     $ 14,300               0
   Wahlco Litigation Rights                                        1,100               0
                                                                            ------------
                                                                                       0
                                                                            ------------

 TOTAL (0.00%)
   (AMORTIZED COST $0)                                                                 0
                                                                            ------------


 ---------------------------------------------------------------------------------------
                                                                   PAR         MARKET
 PREFERRED STOCK                                                  VALUE        VALUE
 ---------------------------------------------------------------------------------------
 Preferred Stock (0.01%)
   O'Sullivan Industries                                          40,900          11,452
                                                                            ------------

 TOTAL (0.01%)
   (AMORTIZED COST $28,630)                                                       11,452
                                                                            ------------

 TOTAL INVESTMENTS (99.98%)
   (AMORTIZED COST $62,062,990)                                               76,808,561

   Other net assets (0.02%)                                                       14,446
                                                                            ------------

 TOTAL NET ASSETS (100.00%)                                                 $ 76,823,007
                                                                            ============

 * Non-income producing securities.

 See accompanying notes to financial statements.

                       GENERAL AMERICAN CAPITAL COMPANY
                        NOTES TO FINANCIAL STATEMENTS
                                JUNE 30, 2001

NOTE 1--ORGANIZATION
General American Capital Company (the Company), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940 as amended, as an open-end diversified management investment company. The Company offers to its shareholders eight separate investment funds (the Funds) which operate as distinct investment vehicles. These are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, Asset Allocation Fund, International Index Fund, Mid-Cap Equity Fund and Small-Cap Equity Fund. The International Index and Mid-Cap Equity Funds began operations on February 16, 1993. The Small-Cap Equity Fund began operations on May 1, 1997. As of June 30, 2001, the Company sells its shares to separate accounts established by General American Life Insurance Company (General American), RGA Reinsurance Company (RGA) a wholly owned subsidiary of Reinsurance Group of America, Inc., which is a majority owned subsidiary of General American, Security Equity Life Insurance Company (Security Equity), Cova Financial Services Life Insurance Company, Cova Financial Life Insurance, and First Cova Financial Life Insurance Company, wholly owned subsidiaries of General American Life Insurance Company.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENTS:
   Common stocks of domestic companies are valued based on the closing sale price on the New York Stock Exchange for securities traded on that exchange, and for securities not so traded, at the last bid price of over-the-counter market quotations as of the close of business on June 29th. Common stocks of foreign companies are valued based on the closing sale price on the primary exchange for which the security is listed. The market values for bonds and short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS:
   Short-term investments include repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the underlying U.S. Government securities at a mutually agreed upon time and price.

C. FOREIGN CURRENCY TRANSLATIONS:
   Securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated into U.S. dollars based upon the prevailing exchange rate on the respective dates of the transactions.

   In accordance with Statement of Position (SOP) 93-4, "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies," reported net realized gains or losses from foreign currency transactions arise from sales of portfolio securities and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent actually received or paid. Reported net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities, including investments in securities at June 30, resulting from changes in the exchange rate.

D. DERIVATIVE FINANCIAL INSTRUMENTS:
   A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

   The Capital Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Company's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. The Capital Company's utilization of derivative financial instruments is substantially limited to the use of forward exchange contracts to hedge foreign currency transactions, interest rate futures contracts to manage interest rate risk and S&P 500 Index futures contracts to manage performance.

   Forward Foreign Currency Contracts:
   The International Index Fund enters into forward exchange contracts to hedge foreign currency transactions and not to engage in currency speculation. The Fund's forward exchange contracts do not subject the company to risk from exchange rate movements because gains and losses on such contracts offset losses and gains, respectively, on the assets being hedged. At June 30, 2001, the Company had no open foreign currency exchange contracts that obligate it to receive or deliver currency at specified future dates. The forward exchange contracts generally require the Company to exchange U.S. dollars for foreign currencies at maturity, at rates agreed to at inception of the contracts. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. If the counterparties to the exchange contracts (primarily AA rated international banks) do not fulfill their obligations to deliver the contracted currencies, the Company could be at risk for any currency related fluctuations.

   Futures Contracts:
   A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U. S. Treasury Bonds and the S&P 500 Index and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Company maintains, in a segregated account with a custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the custodian based upon changes in the value of the contract (the variation margin). U. S. Treasury Bond futures contracts are entered into in the Asset Allocation Fund to hedge market price risks of fixed-rate bonds. S&P 500 Index futures contracts are entered into in the S&P 500 Index Fund to manage and more closely track the performance of the S&P 500 Index.

   At June 30, 2001, the Company had no open U.S. Treasury Bond futures contracts.

E. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT
   INCOME:
   Investment transactions are recorded on a trade date basis (date the order to buy or sell is executed). Dividends are recognized as income on the ex-dividend date while interest income and amortization of premium and discount are recorded on an accrual basis.

F. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS:
   No provision for Federal income taxes is necessary because each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. At June 30, 2001, the Bond Index Fund had an accumulated capital loss carryforward for tax purposes of $2,824,274. Of this amount, $1,702,964, $182,350, $230,746, $621,759 and $86,455 will expire on December 31, 2002, 2003, 2007, 2008, and 2009 respectively.

G. CONSENT DIVIDENDS:
   The Funds follow the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to their shareholders and are immediately reinvested in that Fund.

H. USE OF ESTIMATES:
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--MANAGEMENT AND ADMINISTRATIVE FEES
The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (Investment Advisor) with respect to all of its Funds. Certain officers and directors of the Company are also officers and directors of the Investment Advisor. For its services to the Funds, the Investment Advisor charges a fee, which is accrued daily against each Fund. The fees charged each Fund, stated as an annual percentage of the average daily value of the net assets, are:

    Money Market Fund                                     .125 Percent
    Bond Index Fund                                       .250 Percent

The fee charged the International Index Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the fund above certain amounts as follows:

                                              INVESTMENT
               ASSETS                            FEE
      --------------------------------------------------
      First $10 million                          .50%
      Next $10 million                           .40%
      Balance over $20 million                   .30%

On September 19, 2000, the shareholders of the S & P 500 Index Fund, Small-Cap Equity Fund, Managed Equity Fund, Asset Allocation Fund, and Mid-Cap Equity Fund of the Company approved changes in advisory fees. The changes in advisory fees are summarized below:

S & P 500 INDEX FUND
Former Advisory Fee
  0.25%
Approved Advisory Fee Effective September 20, 2000
  0.10% up to $500 million
  0.08% from $500 million to $750 million
  0.05% above $750 million

SMALL-CAP EQUITY FUND
Former Advisory Fee
  0.25%
Approved Advisory Fee Effective September 20, 2000
  0.75% up to $250 million
  0.65% from $250 million to $750 million
  0.60% above $750 million

MANAGED EQUITY FUND
Current Advisory Fee
  0.40% up to $10 million
  0.30% from $10 million to $30 million
  0.25% above $30 million
Approved Advisory Fee Effective January 6, 2002
  0.50% up to $250 million
  0.45% from $250 million to $750 million
  0.35% above $750 million

ASSET ALLOCATION FUND
Current Advisory Fee
  0.50%
Approved Advisory Fee Effective January 6, 2002
  0.55% up to $500 million
  0.45% from $500 million to $1 billion
  0.40% above $1 billion

MID-CAP EQUITY FUND
Current Advisory Fee
  0.55% up to $10 million
  0.45% from $10 million to $20 million
  0.40% above $20 million
Approved Advisory Fee Effective January 6, 2002
  0.55% up to $250 million
  0.50% from $250 million to $750 million
  0.45% above $750 million

All operational expenses of the Company are paid by General American, which charges administrative fees to each Fund in return. Certain officers and directors of the Company are also officers and directors of General American, RGA, Security Equity and Cova.

The administrative expenses are charged at an annual rate based on the average daily value of the net assets in each Fund, as follows:

    S & P 500 Index Fund                                   .05 Percent
    Money Market Fund                                      .08 Percent
    Bond Index Fund                                        .05 Percent
    Managed Equity Fund                                    .10 Percent
    Asset Allocation Fund                                  .10 Percent
    International Index Fund                               .30 Percent
    Mid-Cap Equity Fund                                    .10 Percent
    Small-Cap Equity Fund                                  .05 Percent

NOTE 4--SUB-ADVISORY FEES
Effective September 20, 2000, the Investment Advisor engaged State Street Research & Management Company to provide day-to-day portfolio management services to the Asset Allocation Fund, the Managed Equity Fund, the Mid-Cap Equity Fund, and the Small-Cap Equity Fund. As compensation for its services to the Company, the Advisor shall pay the Sub-Advisor the monthly compensation based on an annual percentage of the average daily value of the net assets of the Sub-Advised Funds as shown below:

ASSET ALLOCATION FUND
Effective September 20, 2000
  0.50% up to $500 million
  0.40% from $500 million to $1 billion
  0.35% above $1 billion

MANAGED EQUITY FUND
Effective September 20, 2000
  0.40% up to $10 million
  0.30% from $10 million to $30 million
  0.25% above $30 million

Effective January 6, 2002
  0.40% up to $250 million
  0.35% from $250 million to $750 million
  0.30% above $750 million

MID-CAP EQUITY FUND
Effective September 20, 2000
  0.45% up to $20 million
  0.40% from $20 million to $750 million
  0.25% above $750 million

Effective January 6, 2002
  0.45% up to $250 million
  0.40% from $250 million to $750 million
  0.35% above $750 million

SMALL-CAP EQUITY FUND
Effective September 20, 2000
  0.65% up to $250 million
  0.60% from $250 million to $750 million
  0.55% above $750 million

NOTE 5--INVESTMENT OBJECTIVES AND MANAGER CHANGES
Effective January 1, 1997, the International Equity Fund became the International Index Fund. The investment objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The portfolio manager of the International Index Fund is Conning Asset Management Company. The total investment advisor fees were reduced as a result of the changes.

Effective January 1, 1997, the Special Equity Fund became the Mid-Cap Equity Fund. The investment objective of the Mid-Cap Equity Fund is to seek sustained growth of capital by investing primarily in common stocks of United States-based publicly traded companies with "medium market capitalizations." "Medium market capitalization companies" are those whose market capitalization falls within the range of the S&P Mid-Cap 400 at the time of the Fund's investment. The portfolio manager of Mid-Cap Equity Fund is Conning Asset Management Company and the total management fee rate remains unchanged from that of the Special Equity Fund.

Effective March 1, 1997, the portfolio manager for the Managed Equity Fund became Conning Asset Management Company. The total investment advisor charges were reduced due to this change.

The Small-Cap Equity Fund commenced operations on May 1, 1997 subsequent to a transfer of assets from General American Life Insurance Company Separate Account No. 20, which had similar investment objectives, policies, and limitations, in exchange for shares of the Small-Cap Equity Fund. Separate Account No. 20 was not registered under the Registered Investment Company Act of 1940 and has a different fee and expense structure than the Small-Cap Equity Fund. While Separate Account No. 20 continues to exist, its assets now consist solely of shares of the Small-Cap Equity Fund. The Small-Cap Equity Fund's portfolio of investments on May 1, 1997 was the same as the portfolio of Separate Account No. 20 immediately prior to the transfer. Separate accounts which invested in Separate Account No. 20 prior to the transfer now invest directly in the Small-Cap Equity Fund. The Small-Cap Equity Fund seeks to provide a rate of return that corresponds to the performance of the common stock of small companies, while incurring a level of risk that is generally equal to the risks associated with small company common stock. The Fund attempts to duplicate the performance of the smallest 20% of companies, based on capitalization size, that are based in the United States and listed on the New York Stock Exchange.

On September 19, 2000, the shareholders of the Small-Cap Equity Fund of the Company approved a change to the investment objective from a passively managed to an actively managed fund.

NOTE 6--INVESTMENTS
Gross unrealized gains and losses by fund for the year ended June 30, 2001 excluding the Money Market Fund, which has no unrealized gains or losses, are as follows:

                      S & P 500       BOND       MANAGED
                        INDEX        INDEX        EQUITY
                         FUND         FUND         FUND
                     ------------  ----------   ----------
 Unrealized gains    $211,166,334  $3,149,645   $5,685,532
 Unrealized losses     70,554,076     932,064    3,885,698
                     ------------  ----------   ----------
 Net unrealized
   gain (loss) on
   investments       $140,612,258  $2,217,581   $1,799,834
                     ============  ==========   ==========

                      ASSET      INTERNATIONAL   MID-CAP     SMALL-CAP
                    ALLOCATION       INDEX        EQUITY      EQUITY
                       FUND          FUND          FUND        FUND
                    ----------   -------------   --------   -----------
Unrealized gains    $6,245,302    $2,571,622     $641,605   $18,594,821
Unrealized losses    6,180,339     3,124,865      729,426     3,849,250
                    ----------    ----------     --------   -----------
Net unrealized
 gain (loss) on
 investments        $   64,963    $ (553,243)    $(87,821)  $14,745,571
                    ==========    ==========     ========   ===========

The "specific identification" method is used to determine the cost of securities sold.

Purchases and proceeds from sales and maturities of other than short term securities and United States government obligations for the year ended June 30, 2001 were as follows:


                     S & P 500      BOND        MANAGED
                       INDEX        INDEX       EQUITY
                       FUND         FUND         FUND
                    -----------  -----------  -----------
Purchases           $33,461,293  $14,830,621  $43,802,677
                    ===========  ===========  ===========
Sales and
 Maturities         $74,084,359  $10,948,742  $43,565,793
                    ===========  ===========  ===========

                       ASSET      INTERNATIONAL     MID-CAP     SMALL-CAP
                     ALLOCATION       INDEX         EQUITY       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  -------------   -----------  -----------
Purchases           $105,111,013   $1,469,908     $10,190,359  $33,768,120
                    ============   ==========     ===========  ===========
Sales and
 Maturities         $123,066,496   $1,612,853     $ 9,392,709  $31,416,659
                    ============   ==========     ===========  ===========

Purchases and proceeds from sales and maturities of United States government obligations for the year ended June 30, 2001 were as follows:


                     S & P 500      BOND        MANAGED
                       INDEX        INDEX       EQUITY
                       FUND         FUND         FUND
                    -----------  -----------  -----------
Purchases           $       -0-  $25,538,945  $       -0-
                    ===========  ===========  ===========
Sales and
 Maturities         $       -0-  $17,597,679  $       -0-
                    ===========  ===========  ===========

                       ASSET     INTERNATIONAL     MID-CAP     SMALL-CAP
                    ALLOCATION       INDEX         EQUITY       EQUITY
                       FUND          FUND           FUND         FUND
                    -----------  -------------   -----------  -----------
Purchases           $25,186,522   $       -0-    $       -0-  $       -0-
                    ===========   ===========    ===========  ===========
Sales and
 Maturities         $34,743,840   $       -0-    $       -0-  $       -0-
                    ===========   ===========    ===========  ===========

NOTE 7--CAPITAL STOCK
As of June 30, 2001, in the aggregate, there were five hundred million (500,000,000) shares of $.01 par value capital stock authorized. On May 1, 1997 shares of the Company, as noted below, were exchanged for cash and invested assets, less any investment related liabilities of General American Separate Account No. 20. The unrealized appreciation at the time of the exchange was $12,703,457 for Separate Account No. 20.

Transactions in capital stock were as follows:

                                    S & P 500 INDEX FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           826,604   $  43,389,830     1,925,243   $ 115,284,308
Shares redeemed    (1,593,265)    (86,895,649)   (4,289,511)   (256,634,761)
                  -----------   -------------   -----------   -------------
Net increase         (766,661)  $ (43,505,819)   (2,364,268)  $(141,350,453)
                  ===========   =============   ===========   =============

                                      MONEY MARKET FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold         7,631,675   $ 166,960,431    14,574,278   $ 302,633,167
Shares redeemed    (6,388,173)   (139,477,210)  (15,814,462)   (327,932,218)
                  -----------   -------------   -----------   -------------
Net increase/
 decrease           1,243,502   $  27,483,221    (1,240,184)  $ (25,299,051)
                  ===========   =============   ===========   =============

                                       BOND INDEX FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           546,344   $  15,338,342     1,780,752   $  44,670,944
Shares redeemed      (357,434)     (9,945,631)     (817,854)    (20,801,007)
                  -----------   -------------   -----------   -------------
Net increase/
 decrease             188,910   $   5,392,711       962,898   $  23,869,937
                  ===========   =============   ===========   =============

                                     MANAGED EQUITY FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           124,567   $   5,331,715       226,912   $   7,784,109
Shares redeemed      (130,512)     (5,499,492)     (630,591)    (23,117,360)
                  -----------   -------------   -----------   -------------
Net decrease/
 increase              (5,945)  $    (167,777)     (403,679)  $ (15,333,251)
                  ===========   =============   ===========   =============

                                    ASSET ALLOCATION FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           260,041   $  11,563,778       387,547   $  18,863,703
Shares redeemed    (1,054,663)    (47,886,467)     (531,587)    (25,718,891)
                  -----------   -------------   -----------   -------------
Net increase/
 decrease            (794,622)  $ (36,322,689)     (144,040)  $  (6,855,188)
                  ===========   =============   ===========   =============

                                  INTERNATIONAL INDEX FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares          Amount        Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold            41,196   $     840,215        66,542   $   1,591,345
Shares redeemed       (43,506)       (865,510)     (114,973)     (2,722,418)
                  -----------   -------------   -----------   -------------
Net increase           (2,310)  $     (25,295)      (48,431)  $  (1,131,073)
                  ===========   =============   ===========   =============

                                     MID-CAP EQUITY FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold            69,423   $   1,328,005        85,721   $   2,152,379
Shares redeemed       (44,434)       (856,832)     (135,409)     (3,358,931)
                  -----------   -------------   -----------   -------------
Net increase/
 decrease              24,989   $     471,173       (49,688)  $  (1,206,552)
                  ===========   =============   ===========   =============

                                    SMALL-CAP EQUITY FUND
                  ---------------------------------------------------------
                       Six months ended                 Year ended
                         June 30, 2001               December 31, 2000
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           117,417   $   5,676,123       332,654   $  13,768,498
Shares redeemed      (373,203)    (17,228,627)     (395,873)    (16,479,384)
                  -----------   -------------   -----------   -------------
Net increase/
 decrease            (255,786)  $ (11,552,504)      (63,219)  $  (2,710,886)
                  ===========   =============   ===========   =============

NOTE 8--CHANGE IN ACCOUNTING POLICY
Effective January 1, 2001, the Company adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and, as required, began amortizing premium on debt securities. The cumulative effect of this accounting change has no impact on the net assets of the Company, but resulted in a decrease in the cost of securities and a corresponding increase to the unrealized appreciation/depreciation.

                       GENERAL AMERICAN CAPITAL COMPANY

                                June 30, 2001



      BOARD OF DIRECTORS

        Theodore M. Armstrong
        Alan C. Henderson
        Matthew P. McCauley
        Harry E. Rich


      INVESTMENT ADVISOR

        Conning Asset Management Company
        State Street Research Management


      CUSTODIAN

          Bank of New York


      LEGAL COUNSEL

        Stephen E. Roth
        Sutherland, Asbill & Brennan, Washington D.C.


      INDEPENDENT AUDITORS

        Deloitte & Touche L.L.P.



      If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus. The prospectus is incomplete without reference to the financial data contained in this annual report.

                                   APPENDIX

Pages 2, 12, 20, 27, 32, 40, 48 and 53 of the printed Semi-Annual for General American Capital Company contain a performance graph. The information contained in the graph has been presented in a tabular format which may be processed by the EDGAR system.